UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report
Catalyst Enhanced Income Strategy Fund

Class A (EIXAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$176	1.75%

How did the Fund perform during the reporting period?

During much of the first half of the reporting period, the Fund was on an upbeat trajectory as the Fed eased and inflation looked tamed. Since January, however, growing uncertainty surrounding tariffs consumed the market in general. As such, the past year ended June 30, 2025 continued to be rather challenging for many subsectors within fixed income, as inflation failed to retreat sufficiently (remaining above the Fed’s target) and tariff uncertainty roiled the markets.

During the reporting period, the Fund was slightly positive but generally under performed the benchmark. The return differential was primarily due to the Fund having less exposure to interest rate duration. Due to the credit strength of the Fund's investments and its tactful investment thesis, the Fund has generally fared considerably better than the benchmark historically; since inception.

Due to macro uncertainties and higher rates, investments in the Fund generally yield more now than they have in years. For example, before the 2022 bond rout, generic non-agency RMBS senior bonds yielded 3-5%; similar bonds now yield 6-8%, as they are generally less volatile today than they were in previous years due to amortization and continued strength in the housing market. During the first half of the reporting period, the Fund had added some agency inverse interest only securities (IIOs). These agency IIOs typically benefit from the front end of the rate curve going lower, which would in turn drive the coupon higher; hence the term “inverse.” This position serves as a bit of a macro hedge in the event of a significant market disruption or recession (see also the comment on consumer spending above). We anticipate this portion of the portfolio may exert an outsized impact on total return for the Fund in the future.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst Enhanced Income Strategy Fund
Catalyst Enhanced Income Strategy Fund - with load
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Mortgage Backed Securities Index
$15,000
$10,000
$5,000
$0
$11,792
$11,126
$11,114
$10,682
Dec-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Enhanced Income Strategy Fund	Catalyst Enhanced Income Strategy Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Dec-2018	$10,000	$9,425	$10,000	$10,000
Jun-2019	$11,318	$10,668	$10,611	$10,417
Jun-2020	$11,850	$11,168	$11,539	$11,008
Jun-2021	$12,726	$11,994	$11,500	$10,962
Jun-2022	$12,467	$11,750	$10,317	$9,972
Jun-2023	$11,862	$11,180	$10,220	$9,821
Jun-2024	$11,642	$10,973	$10,489	$10,028
Jun-2025	$11,792	$11,114	$11,126	$10,682

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
Catalyst Enhanced Income Strategy Fund
Without Load	1.28%	-0.10%	2.57%
With Load	-4.49%	-1.28%	1.64%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.66%
Bloomberg U.S. Mortgage Backed Securities Index	6.52%	-0.60%	1.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$76,736,318
  Number of Portfolio Holdings154
  Advisory Fee (net of waivers)$1,715,592
  Portfolio Turnover18%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	78.5%
Money Market Funds	3.9%
U.S. Government & Agency Obligations	17.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	3.9%
U.S. Government & Agency Obligations	17.6%
CMBS	17.7%
CMO	26.2%
ABS	34.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Terwin Mortgage Trust, 2006-3 2A3, 5.054%, 04/25/37	9.6%
Morgan Stanley Mortgage Loan Trust, 2006-15XS A6B, 4.262%, 11/25/36	6.0%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	5.0%
Starwood Retail Property Trust, 2014-STAR A, 7.500%, 11/15/27	4.7%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.158%, 10/12/52	4.6%
Thornburg Mortgage Securities Trust, 2006-3 A1, 3.691%, 06/25/46	4.1%
Structured Asset Securities Corp Mortgage Loan Trust, 2005-NC2 M7, 5.484%, 05/25/35	4.1%
Park Place Securities Inc Asset-Backed Pass-Through Certificates, 2004-WCW2 M6, 6.609%, 10/25/34	3.7%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	3.6%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 4.554%, 10/25/36	2.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Enhanced Income Strategy Fund - Class A (EIXAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-EIXAX

Catalyst Enhanced Income Strategy Fund

Class C (EIXCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$251	2.50%

How did the Fund perform during the reporting period?

During much of the first half of the reporting period, the Fund was on an upbeat trajectory as the Fed eased and inflation looked tamed. Since January, however, growing uncertainty surrounding tariffs consumed the market in general. As such, the past year ended June 30, 2025 continued to be rather challenging for many subsectors within fixed income, as inflation failed to retreat sufficiently (remaining above the Fed’s target) and tariff uncertainty roiled the markets.

During the reporting period, the Fund was slightly positive but generally under performed the benchmark. The return differential was primarily due to the Fund having less exposure to interest rate duration. Due to the credit strength of the Fund's investments and its tactful investment thesis, the Fund has generally fared considerably better than the benchmark historically; since inception.

Due to macro uncertainties and higher rates, investments in the Fund generally yield more now than they have in years. For example, before the 2022 bond rout, generic non-agency RMBS senior bonds yielded 3-5%; similar bonds now yield 6-8%, as they are generally less volatile today than they were in previous years due to amortization and continued strength in the housing market. During the first half of the reporting period, the Fund had added some agency inverse interest only securities (IIOs). These agency IIOs typically benefit from the front end of the rate curve going lower, which would in turn drive the coupon higher; hence the term “inverse.” This position serves as a bit of a macro hedge in the event of a significant market disruption or recession (see also the comment on consumer spending above). We anticipate this portion of the portfolio may exert an outsized impact on total return for the Fund in the future.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst Enhanced Income Strategy Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Mortgage Backed Securities Index
$15,000
$10,000
$5,000
$0
$11,222
$11,126
$10,682
Dec-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Enhanced Income Strategy Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$11,275	$10,611	$10,417
Jun-2020	$11,706	$11,539	$11,008
Jun-2021	$12,480	$11,500	$10,962
Jun-2022	$12,138	$10,317	$9,972
Jun-2023	$11,460	$10,220	$9,821
Jun-2024	$11,163	$10,489	$10,028
Jun-2025	$11,222	$11,126	$10,682

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
Catalyst Enhanced Income Strategy Fund	0.54%	-0.84%	1.79%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.66%
Bloomberg U.S. Mortgage Backed Securities Index	6.52%	-0.60%	1.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$76,736,318
  Number of Portfolio Holdings154
  Advisory Fee (net of waivers)$1,715,592
  Portfolio Turnover18%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	78.5%
Money Market Funds	3.9%
U.S. Government & Agency Obligations	17.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	3.9%
U.S. Government & Agency Obligations	17.6%
CMBS	17.7%
CMO	26.2%
ABS	34.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Terwin Mortgage Trust, 2006-3 2A3, 5.054%, 04/25/37	9.6%
Morgan Stanley Mortgage Loan Trust, 2006-15XS A6B, 4.262%, 11/25/36	6.0%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	5.0%
Starwood Retail Property Trust, 2014-STAR A, 7.500%, 11/15/27	4.7%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.158%, 10/12/52	4.6%
Thornburg Mortgage Securities Trust, 2006-3 A1, 3.691%, 06/25/46	4.1%
Structured Asset Securities Corp Mortgage Loan Trust, 2005-NC2 M7, 5.484%, 05/25/35	4.1%
Park Place Securities Inc Asset-Backed Pass-Through Certificates, 2004-WCW2 M6, 6.609%, 10/25/34	3.7%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	3.6%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 4.554%, 10/25/36	2.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Enhanced Income Strategy Fund - Class C (EIXCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-EIXCX

Catalyst Enhanced Income Strategy Fund

Class I (EIXIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$151	1.50%

How did the Fund perform during the reporting period?

During much of the first half of the reporting period, the Fund was on an upbeat trajectory as the Fed eased and inflation looked tamed. Since January, however, growing uncertainty surrounding tariffs consumed the market in general. As such, the past year ended June 30, 2025 continued to be rather challenging for many subsectors within fixed income, as inflation failed to retreat sufficiently (remaining above the Fed’s target) and tariff uncertainty roiled the markets.

During the reporting period, the Fund was slightly positive but generally under performed the benchmark. The return differential was primarily due to the Fund having less exposure to interest rate duration. Due to the credit strength of the Fund's investments and its tactful investment thesis, the Fund has generally fared considerably better than the benchmark historically; since inception.

Due to macro uncertainties and higher rates, investments in the Fund generally yield more now than they have in years. For example, before the 2022 bond rout, generic non-agency RMBS senior bonds yielded 3-5%; similar bonds now yield 6-8%, as they are generally less volatile today than they were in previous years due to amortization and continued strength in the housing market. During the first half of the reporting period, the Fund had added some agency inverse interest only securities (IIOs). These agency IIOs typically benefit from the front end of the rate curve going lower, which would in turn drive the coupon higher; hence the term “inverse.” This position serves as a bit of a macro hedge in the event of a significant market disruption or recession (see also the comment on consumer spending above). We anticipate this portion of the portfolio may exert an outsized impact on total return for the Fund in the future.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst Enhanced Income Strategy Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Mortgage Backed Securities Index
$15,000
$10,000
$5,000
$0
$11,980
$11,126
$10,682
Dec-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Enhanced Income Strategy Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$11,332	$10,611	$10,417
Jun-2020	$11,891	$11,539	$11,008
Jun-2021	$12,800	$11,500	$10,962
Jun-2022	$12,571	$10,317	$9,972
Jun-2023	$11,991	$10,220	$9,821
Jun-2024	$11,798	$10,489	$10,028
Jun-2025	$11,980	$11,126	$10,682

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
Catalyst Enhanced Income Strategy Fund	1.54%	0.15%	2.82%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.66%
Bloomberg U.S. Mortgage Backed Securities Index	6.52%	-0.60%	1.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$76,736,318
  Number of Portfolio Holdings154
  Advisory Fee (net of waivers)$1,715,592
  Portfolio Turnover18%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	78.5%
Money Market Funds	3.9%
U.S. Government & Agency Obligations	17.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	3.9%
U.S. Government & Agency Obligations	17.6%
CMBS	17.7%
CMO	26.2%
ABS	34.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Terwin Mortgage Trust, 2006-3 2A3, 5.054%, 04/25/37	9.6%
Morgan Stanley Mortgage Loan Trust, 2006-15XS A6B, 4.262%, 11/25/36	6.0%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	5.0%
Starwood Retail Property Trust, 2014-STAR A, 7.500%, 11/15/27	4.7%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.158%, 10/12/52	4.6%
Thornburg Mortgage Securities Trust, 2006-3 A1, 3.691%, 06/25/46	4.1%
Structured Asset Securities Corp Mortgage Loan Trust, 2005-NC2 M7, 5.484%, 05/25/35	4.1%
Park Place Securities Inc Asset-Backed Pass-Through Certificates, 2004-WCW2 M6, 6.609%, 10/25/34	3.7%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	3.6%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 4.554%, 10/25/36	2.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Enhanced Income Strategy Fund - Class I (EIXIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-EIXIX

Catalyst Insider Income Fund

Class A (IIXAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.00%

How did the Fund perform during the reporting period?

During the reporting period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index. By using the insider buying signal as the first step in our credit evaluation process, we identified a number of bonds that we believe have been overlooked by the market and possess superior yields to bonds of comparable credit fundamentals. Throughout the year, the portfolio’s average maturity was under 2 years, which worked to the Fund's benefit as yields were generally highest in the front end of the yield curve. Additionally, the Fund remained default-free, both during the year and since the Fund’s inception. The Fund outperformed the benchmark in part because we identified bonds that had superior yields, did not default, and were short-dated (which generally limited the portfolio’s interest rate risk).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Insider Income Fund
Catalyst Insider Income Fund - with load
Bloomberg 1-3 Year US Government/Credit Index
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$13,251
$12,619
$12,006
$11,904
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25

	Catalyst Insider Income Fund	Catalyst Insider Income Fund - with load	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
06/30/15	$10,000	$9,523	$10,000	$10,000
06/30/16	$9,753	$9,289	$10,159	$10,600
06/30/17	$10,074	$9,594	$10,194	$10,567
06/30/18	$10,404	$9,909	$10,215	$10,525
06/30/19	$10,826	$10,310	$10,651	$11,353
06/30/20	$11,120	$10,590	$11,099	$12,345
06/30/21	$11,915	$11,347	$11,148	$12,304
06/30/22	$10,955	$10,433	$10,750	$11,038
06/30/23	$11,471	$10,924	$10,807	$10,934
06/30/24	$12,370	$11,780	$11,333	$11,222
06/30/25	$13,251	$12,619	$12,006	$11,904

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Insider Income Fund
Without Load	7.12%	3.57%	2.85%
With Load	2.05%	2.57%	2.35%
Bloomberg 1-3 Year US Government/Credit Index	5.94%	1.58%	1.84%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$55,069,795
  Number of Portfolio Holdings22
  Advisory Fee (net of waivers)$183,437
  Portfolio Turnover99%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	28.6%
Corporate Bonds	63.3%
Money Market Funds	8.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
48.7%
Consumer Discretionary
13.8%
Industrials
9.2%
Money Market Funds
8.0%
Technology
7.3%
Communications
4.9%
Energy
3.6%
Materials
3.2%
Other Assets in Excess of Liabilities
1.3%

Value	Value
Other Assets in Excess of Liabilities	1.3%
Materials	3.2%
Energy	3.6%
Communications	4.9%
Technology	7.3%
Money Market Funds	8.0%
Industrials	9.2%
Consumer Discretionary	13.8%
Financials	48.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.5%
Ambac Assurance Corporation, 5.100%, due Perpetual	7.0%
PennyMac Corporation, 5.500%, due 03/15/26	5.8%
Arbor Realty Trust, Inc., 7.500%, due 08/1/25	4.9%
Ares Capital Corporation, 2.875%, due 06/15/28	4.8%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.7%
Ford Motor Company, 9.625%, due 04/22/30	4.7%
TransDigm, Inc., 6.750%, due 08/15/28	4.6%
Uber Technologies, Inc., 7.500%, due 09/15/27	4.6%
Blue Owl Capital Corporation, 2.875%, due 06/11/28	4.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Insider Income Fund - Class A (IIXAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-IIXAX

Catalyst Insider Income Fund

Class C (IIXCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.75%

How did the Fund perform during the reporting period?

During the reporting period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index. By using the insider buying signal as the first step in our credit evaluation process, we identified a number of bonds that we believe have been overlooked by the market and possess superior yields to bonds of comparable credit fundamentals. Throughout the year, the portfolio’s average maturity was under 2 years, which worked to the Fund's benefit as yields were generally highest in the front end of the yield curve. Additionally, the Fund remained default-free, both during the year and since the Fund’s inception. The Fund outperformed the benchmark in part because we identified bonds that had superior yields, did not default, and were short-dated (which generally limited the portfolio’s interest rate risk).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Insider Income Fund
Bloomberg 1-3 Year US Government/Credit Index
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,319
$12,006
$11,904
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Insider Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,684	$10,159	$10,600
Jun-2017	$9,921	$10,194	$10,567
Jun-2018	$10,182	$10,215	$10,525
Jun-2019	$10,539	$10,651	$11,353
Jun-2020	$10,733	$11,099	$12,345
Jun-2021	$11,428	$11,148	$12,304
Jun-2022	$10,427	$10,750	$11,038
Jun-2023	$10,837	$10,807	$10,934
Jun-2024	$11,600	$11,333	$11,222
Jun-2025	$12,319	$12,006	$11,904

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Insider Income Fund	6.20%	2.80%	2.11%
Bloomberg 1-3 Year US Government/Credit Index	5.94%	1.58%	1.84%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$55,069,795
  Number of Portfolio Holdings22
  Advisory Fee (net of waivers)$183,437
  Portfolio Turnover99%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	28.6%
Corporate Bonds	63.3%
Money Market Funds	8.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Materials	3.2%
Energy	3.6%
Communications	4.9%
Technology	7.3%
Money Market Funds	8.0%
Industrials	9.2%
Consumer Discretionary	13.8%
Financials	48.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.5%
Ambac Assurance Corporation, 5.100%, due Perpetual	7.0%
PennyMac Corporation, 5.500%, due 03/15/26	5.8%
Arbor Realty Trust, Inc., 7.500%, due 08/1/25	4.9%
Ares Capital Corporation, 2.875%, due 06/15/28	4.8%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.7%
Ford Motor Company, 9.625%, due 04/22/30	4.7%
TransDigm, Inc., 6.750%, due 08/15/28	4.6%
Uber Technologies, Inc., 7.500%, due 09/15/27	4.6%
Blue Owl Capital Corporation, 2.875%, due 06/11/28	4.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Insider Income Fund - Class C (IIXCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-IIXCX

Catalyst Insider Income Fund

Class I (IIXIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.75%

How did the Fund perform during the reporting period?

During the reporting period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index. By using the insider buying signal as the first step in our credit evaluation process, we identified a number of bonds that we believe have been overlooked by the market and possess superior yields to bonds of comparable credit fundamentals. Throughout the year, the portfolio’s average maturity was under 2 years, which worked to the Fund's benefit as yields were generally highest in the front end of the yield curve. Additionally, the Fund remained default-free, both during the year and since the Fund’s inception. The Fund outperformed the benchmark in part because we identified bonds that had superior yields, did not default, and were short-dated (which generally limited the portfolio’s interest rate risk).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Insider Income Fund
Bloomberg 1-3 Year US Government/Credit Index
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$13,603
$12,006
$11,904
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Insider Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,767	$10,159	$10,600
Jun-2017	$10,122	$10,194	$10,567
Jun-2018	$10,492	$10,215	$10,525
Jun-2019	$10,962	$10,651	$11,353
Jun-2020	$11,280	$11,099	$12,345
Jun-2021	$12,120	$11,148	$12,304
Jun-2022	$11,175	$10,750	$11,038
Jun-2023	$11,731	$10,807	$10,934
Jun-2024	$12,682	$11,333	$11,222
Jun-2025	$13,603	$12,006	$11,904

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Insider Income Fund	7.27%	3.82%	3.12%
Bloomberg 1-3 Year US Government/Credit Index	5.94%	1.58%	1.84%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$55,069,795
  Number of Portfolio Holdings22
  Advisory Fee (net of waivers)$183,437
  Portfolio Turnover99%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	28.6%
Corporate Bonds	63.3%
Money Market Funds	8.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Materials	3.2%
Energy	3.6%
Communications	4.9%
Technology	7.3%
Money Market Funds	8.0%
Industrials	9.2%
Consumer Discretionary	13.8%
Financials	48.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.5%
Ambac Assurance Corporation, 5.100%, due Perpetual	7.0%
PennyMac Corporation, 5.500%, due 03/15/26	5.8%
Arbor Realty Trust, Inc., 7.500%, due 08/1/25	4.9%
Ares Capital Corporation, 2.875%, due 06/15/28	4.8%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.7%
Ford Motor Company, 9.625%, due 04/22/30	4.7%
TransDigm, Inc., 6.750%, due 08/15/28	4.6%
Uber Technologies, Inc., 7.500%, due 09/15/27	4.6%
Blue Owl Capital Corporation, 2.875%, due 06/11/28	4.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Insider Income Fund - Class I (IIXIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-IIXIX

Catalyst/CIFC Senior Secured Income Fund

Class A (CFRAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.15%

How did the Fund perform during the reporting period?

Given the rapidly evolving economic landscape and the highest tariff levels the U.S. has levied in decades, the Fund continued to stick to its credit discipline during the fiscal year ended June 30, 2025, and in the process generally avoided making reactive decisions. The Fund has been equally focused on staying defensive while reevaluating positions to confirm cash flow resiliency and credit stability. The Fund has remained significantly underexposed to sectors that have been identified as having high tariff risk. It remains our view that even in a flat (or negative) economic environment, should that materialize, the carry aspect of loan coupons at these levels is likely to provide investors with an element of return certainty and risk absorption capacity.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/CIFC Senior Secured Income Fund
Catalyst/CIFC Senior Secured Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
Morningstar LSTA U.S. Leveraged Loan 100 Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$16,168
$15,660
$14,922
$11,904
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/CIFC Senior Secured Income Fund	Catalyst/CIFC Senior Secured Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
Jun-2015	$10,000	$9,528	$10,000	$10,000
Jun-2016	$9,454	$9,008	$10,600	$10,069
Jun-2017	$10,239	$9,756	$10,567	$10,747
Jun-2018	$11,011	$10,491	$10,525	$11,148
Jun-2019	$11,477	$10,936	$11,353	$11,619
Jun-2020	$11,470	$10,929	$12,345	$11,565
Jun-2021	$12,512	$11,922	$12,304	$12,648
Jun-2022	$12,023	$11,455	$11,038	$12,114
Jun-2023	$13,119	$12,500	$10,934	$13,541
Jun-2024	$14,600	$13,912	$11,222	$15,001
Jun-2025	$15,660	$14,922	$11,904	$16,168

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund
Without Load	7.26%	6.43%	4.59%
With Load	2.19%	5.40%	4.08%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.78%	6.93%	4.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$658,398,552
  Number of Portfolio Holdings269
  Advisory Fee (net of waivers)$3,955,377
  Portfolio Turnover117%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.9%
Corporate Bonds	4.9%
Exchange-Traded Funds	5.0%
Money Market Funds	6.8%
Term Loans	78.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
21.8%
Financials
19.9%
Consumer Discretionary
14.1%
Industrials
10.8%
Health Care
9.0%
Money Market Funds
7.2%
Communications
5.3%
Fixed Income
5.2%
CLO
5.2%
Energy
2.8%
Materials
2.0%
Consumer Staples
1.5%
Utilities
0.2%
Liabilities in Excess of Other Assets
-5.0%

Value	Value
Liabilities in Excess of Other Assets	-5.0%
Utilities	0.2%
Consumer Staples	1.5%
Materials	2.0%
Energy	2.8%
CLO	5.2%
Fixed Income	5.2%
Communications	5.3%
Money Market Funds	7.2%
Health Care	9.0%
Industrials	10.8%
Consumer Discretionary	14.1%
Financials	19.9%
Technology	21.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.9%
SPDR Blackstone Senior Loan ETF	2.4%
BroadStreet Partners, Inc., 7.325%, 05/12/31	1.4%
Granite Acquisition, Inc., 7.189%, 03/17/28	1.4%
Ascensus Holdings, Inc., 7.325%, 08/02/28	1.3%
Weber-Stephen Products, LLC, 7.689%, 10/20/27	1.3%
Osaic Holdings, Inc., 7.825%, 08/16/28	1.2%
IMA Financial Group, Inc. (The), 7.316%, 11/01/28	1.2%
LifePoint Health, Inc., 8.052%, 05/14/31	1.2%
Cotiviti, Inc., 7.074%, 02/24/31	1.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/CIFC Senior Secured Income Fund - Class A (CFRAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CFRAX

Catalyst/CIFC Senior Secured Income Fund

Class C (CFRCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.90%

How did the Fund perform during the reporting period?

Given the rapidly evolving economic landscape and the highest tariff levels the U.S. has levied in decades, the Fund continued to stick to its credit discipline during the fiscal year ended June 30, 2025, and in the process generally avoided making reactive decisions. The Fund has been equally focused on staying defensive while reevaluating positions to confirm cash flow resiliency and credit stability. The Fund has remained significantly underexposed to sectors that have been identified as having high tariff risk. It remains our view that even in a flat (or negative) economic environment, should that materialize, the carry aspect of loan coupons at these levels is likely to provide investors with an element of return certainty and risk absorption capacity.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/CIFC Senior Secured Income Fund
Bloomberg U.S. Aggregate Bond Index
Morningstar LSTA U.S. Leveraged Loan 100 Index
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$16,168
$14,544
$11,904
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/CIFC Senior Secured Income Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,380	$10,600	$10,069
Jun-2017	$10,099	$10,567	$10,747
Jun-2018	$10,769	$10,525	$11,148
Jun-2019	$11,143	$11,353	$11,619
Jun-2020	$11,053	$12,345	$11,565
Jun-2021	$11,970	$12,304	$12,648
Jun-2022	$11,416	$11,038	$12,114
Jun-2023	$12,365	$10,934	$13,541
Jun-2024	$13,646	$11,222	$15,001
Jun-2025	$14,544	$11,904	$16,168

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund	6.58%	5.64%	3.82%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.78%	6.93%	4.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$658,398,552
  Number of Portfolio Holdings269
  Advisory Fee (net of waivers)$3,955,377
  Portfolio Turnover117%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.9%
Corporate Bonds	4.9%
Exchange-Traded Funds	5.0%
Money Market Funds	6.8%
Term Loans	78.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.0%
Utilities	0.2%
Consumer Staples	1.5%
Materials	2.0%
Energy	2.8%
CLO	5.2%
Fixed Income	5.2%
Communications	5.3%
Money Market Funds	7.2%
Health Care	9.0%
Industrials	10.8%
Consumer Discretionary	14.1%
Financials	19.9%
Technology	21.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.9%
SPDR Blackstone Senior Loan ETF	2.4%
BroadStreet Partners, Inc., 7.325%, 05/12/31	1.4%
Granite Acquisition, Inc., 7.189%, 03/17/28	1.4%
Ascensus Holdings, Inc., 7.325%, 08/02/28	1.3%
Weber-Stephen Products, LLC, 7.689%, 10/20/27	1.3%
Osaic Holdings, Inc., 7.825%, 08/16/28	1.2%
IMA Financial Group, Inc. (The), 7.316%, 11/01/28	1.2%
LifePoint Health, Inc., 8.052%, 05/14/31	1.2%
Cotiviti, Inc., 7.074%, 02/24/31	1.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/CIFC Senior Secured Income Fund - Class C (CFRCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CFRCX

Catalyst/CIFC Senior Secured Income Fund

Class C1 (CFRFX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$196	1.90%

How did the Fund perform during the reporting period?

Given the rapidly evolving economic landscape and the highest tariff levels the U.S. has levied in decades, the Fund continued to stick to its credit discipline during the fiscal year ended June 30, 2025, and in the process generally avoided making reactive decisions. The Fund has been equally focused on staying defensive while reevaluating positions to confirm cash flow resiliency and credit stability. The Fund has remained significantly underexposed to sectors that have been identified as having high tariff risk. It remains our view that even in a flat (or negative) economic environment, should that materialize, the carry aspect of loan coupons at these levels is likely to provide investors with an element of return certainty and risk absorption capacity.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/CIFC Senior Secured Income Fund
Bloomberg U.S. Aggregate Bond Index
Morningstar LSTA U.S. Leveraged Loan 100 Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$12,926
$12,631
$11,447
Nov-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/CIFC Senior Secured Income Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
Nov-2022	$10,000	$10,000	$10,000
Jun-2023	$10,741	$10,515	$10,826
Jun-2024	$11,852	$10,792	$11,993
Jun-2025	$12,631	$11,447	$12,926

Average Annual Total Returns

	1 Year	Since Inception (November 1, 2022)
Catalyst/CIFC Senior Secured Income Fund	6.58%	9.18%
Bloomberg U.S. Aggregate Bond Index	6.08%	5.21%
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.78%	10.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$658,398,552
  Number of Portfolio Holdings269
  Advisory Fee (net of waivers)$3,955,377
  Portfolio Turnover117%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.9%
Corporate Bonds	4.9%
Exchange-Traded Funds	5.0%
Money Market Funds	6.8%
Term Loans	78.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.0%
Utilities	0.2%
Consumer Staples	1.5%
Materials	2.0%
Energy	2.8%
CLO	5.2%
Fixed Income	5.2%
Communications	5.3%
Money Market Funds	7.2%
Health Care	9.0%
Industrials	10.8%
Consumer Discretionary	14.1%
Financials	19.9%
Technology	21.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.9%
SPDR Blackstone Senior Loan ETF	2.4%
BroadStreet Partners, Inc., 7.325%, 05/12/31	1.4%
Granite Acquisition, Inc., 7.189%, 03/17/28	1.4%
Ascensus Holdings, Inc., 7.325%, 08/02/28	1.3%
Weber-Stephen Products, LLC, 7.689%, 10/20/27	1.3%
Osaic Holdings, Inc., 7.825%, 08/16/28	1.2%
IMA Financial Group, Inc. (The), 7.316%, 11/01/28	1.2%
LifePoint Health, Inc., 8.052%, 05/14/31	1.2%
Cotiviti, Inc., 7.074%, 02/24/31	1.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/CIFC Senior Secured Income Fund - Class C1 (CFRFX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CFRFX

Catalyst/CIFC Senior Secured Income Fund

Class I (CFRIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.90%

How did the Fund perform during the reporting period?

Given the rapidly evolving economic landscape and the highest tariff levels the U.S. has levied in decades, the Fund continued to stick to its credit discipline during the fiscal year ended June 30, 2025, and in the process generally avoided making reactive decisions. The Fund has been equally focused on staying defensive while reevaluating positions to confirm cash flow resiliency and credit stability. The Fund has remained significantly underexposed to sectors that have been identified as having high tariff risk. It remains our view that even in a flat (or negative) economic environment, should that materialize, the carry aspect of loan coupons at these levels is likely to provide investors with an element of return certainty and risk absorption capacity.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/CIFC Senior Secured Income Fund
Bloomberg U.S. Aggregate Bond Index
Morningstar LSTA U.S. Leveraged Loan 100 Index
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$16,168
$16,088
$11,904
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/CIFC Senior Secured Income Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,478	$10,600	$10,069
Jun-2017	$10,314	$10,567	$10,747
Jun-2018	$11,117	$10,525	$11,148
Jun-2019	$11,617	$11,353	$11,619
Jun-2020	$11,641	$12,345	$11,565
Jun-2021	$12,728	$12,304	$12,648
Jun-2022	$12,246	$11,038	$12,114
Jun-2023	$13,411	$10,934	$13,541
Jun-2024	$14,946	$11,222	$15,001
Jun-2025	$16,088	$11,904	$16,168

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund	7.64%	6.68%	4.87%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.78%	6.93%	4.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$658,398,552
  Number of Portfolio Holdings269
  Advisory Fee (net of waivers)$3,955,377
  Portfolio Turnover117%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.9%
Corporate Bonds	4.9%
Exchange-Traded Funds	5.0%
Money Market Funds	6.8%
Term Loans	78.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.0%
Utilities	0.2%
Consumer Staples	1.5%
Materials	2.0%
Energy	2.8%
CLO	5.2%
Fixed Income	5.2%
Communications	5.3%
Money Market Funds	7.2%
Health Care	9.0%
Industrials	10.8%
Consumer Discretionary	14.1%
Financials	19.9%
Technology	21.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.9%
SPDR Blackstone Senior Loan ETF	2.4%
BroadStreet Partners, Inc., 7.325%, 05/12/31	1.4%
Granite Acquisition, Inc., 7.189%, 03/17/28	1.4%
Ascensus Holdings, Inc., 7.325%, 08/02/28	1.3%
Weber-Stephen Products, LLC, 7.689%, 10/20/27	1.3%
Osaic Holdings, Inc., 7.825%, 08/16/28	1.2%
IMA Financial Group, Inc. (The), 7.316%, 11/01/28	1.2%
LifePoint Health, Inc., 8.052%, 05/14/31	1.2%
Cotiviti, Inc., 7.074%, 02/24/31	1.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/CIFC Senior Secured Income Fund - Class I (CFRIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CFRIX

Catalyst/MAP Global Balanced Fund

Class A (TRXAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.22%

How did the Fund perform during the reporting period?

The Fund only slightly underperformed its blended benchmarks for the fiscal year ended June 30, 2025, as relative outperformance during the latter half of the year offset the relative underperformance experienced in the first half of the fiscal year. U.S. stocks generally outperformed their global counterparts; however, U.S. stocks largely struggled in December, as market euphoria following the U.S. election wore off and prospects for lower interest rates dimmed. Though investors may not know it from the slight gains recorded by the broader market year-to-date, volatility proved to be the defining term for the first half of 2025. U.S. stocks rebounded following Liberation Day lows, while global stocks generally held their own. The broader markets have reacted to headlines and tweets rather than facts and figures.

We believe there are three major themes that will play out over the next several years: 1) The value of the U.S. dollar is likely to move lower; 2) Valuation levels in the U.S. are likely to contract; and 3) Valuation levels in many other geographies are likely to expand.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Catalyst/MAP Global Balanced Fund	Catalyst/MAP Global Balanced Fund - with load	50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross	50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross	ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years	MSCI ACWI VALUE Gross (USD)	MSCI All World Index
Jun-2015	$10,000	$9,425	$10,000	$10,000	$10,000	$10,000	$10,000
Jun-2016	$10,100	$9,519	$9,977	$9,932	$10,224	$9,597	$9,683
Jun-2017	$10,990	$10,358	$10,965	$10,934	$10,331	$11,500	$11,564
Jun-2018	$11,441	$10,784	$11,613	$11,309	$10,389	$12,208	$12,872
Jun-2019	$11,932	$11,246	$12,303	$11,909	$10,892	$12,835	$13,686
Jun-2020	$11,541	$10,878	$12,820	$11,564	$11,415	$11,404	$14,047
Jun-2021	$13,599	$12,817	$15,296	$13,777	$11,542	$15,887	$19,648
Jun-2022	$12,933	$12,189	$13,845	$13,032	$11,111	$14,701	$16,629
Jun-2023	$13,372	$12,604	$15,142	$13,858	$11,262	$16,292	$19,478
Jun-2024	$14,068	$13,259	$17,086	$15,290	$11,908	$18,696	$23,358
Jun-2025	$15,680	$14,779	$19,073	$17,049	$12,684	$21,773	$27,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/MAP Global Balanced Fund
Without Load	11.46%	6.32%	4.60%
With Load	5.05%	5.07%	3.98%
MSCI All World Index	16.69%	14.18%	10.55%
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross	11.63%	8.27%	6.67%
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross	11.51%	8.07%	5.48%
ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years	6.52%	2.13%	2.41%
MSCI ACWI VALUE Gross (USD)	16.46%	13.81%	8.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$14,595,906
  Number of Portfolio Holdings71
  Advisory Fee (net of waivers)$0
  Portfolio Turnover60%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	54.8%
Corporate Bonds	37.8%
Exchange-Traded Funds	3.8%
Money Market Funds	1.7%
Preferred Stocks	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	1.7%
Real Estate	2.0%
Utilities	2.2%
Energy	3.5%
Commodity	3.8%
Industrials	6.0%
Materials	7.2%
Consumer Discretionary	10.5%
Health Care	10.6%
Technology	10.7%
Communications	11.5%
Financials	14.9%
Consumer Staples	15.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Aircastle Ltd., 4.250%, 06/15/26	4.3%
Microsoft Corporation	4.1%
SPDR Gold MiniShares Trust	3.8%
Belo Corporation, 7.750%, 06/01/27	3.3%
ArcelorMittal S.A., 6.550%, 11/29/27	2.9%
Orange S.A.	2.7%
Cisco Systems, Inc.	2.5%
Sanofi S.A.	2.5%
Takeda Pharmaceutical Company Ltd.	2.4%
Nestle S.A.	2.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/MAP Global Balanced Fund - Class A (TRXAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-TRXAX

Catalyst/MAP Global Balanced Fund

Class C (TRXCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.97%

How did the Fund perform during the reporting period?

The Fund only slightly underperformed its blended benchmarks for the fiscal year ended June 30, 2025, as relative outperformance during the latter half of the year offset the relative underperformance experienced in the first half of the fiscal year. U.S. stocks generally outperformed their global counterparts; however, U.S. stocks largely struggled in December, as market euphoria following the U.S. election wore off and prospects for lower interest rates dimmed. Though investors may not know it from the slight gains recorded by the broader market year-to-date, volatility proved to be the defining term for the first half of 2025. U.S. stocks rebounded following Liberation Day lows, while global stocks generally held their own. The broader markets have reacted to headlines and tweets rather than facts and figures.

We believe there are three major themes that will play out over the next several years: 1) The value of the U.S. dollar is likely to move lower; 2) Valuation levels in the U.S. are likely to contract; and 3) Valuation levels in many other geographies are likely to expand.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Catalyst/MAP Global Balanced Fund	MSCI All World Index	50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross	50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross	ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years	MSCI ACWI VALUE Gross (USD)
Jun-2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Jun-2016	$10,016	$9,683	$9,977	$9,932	$10,224	$9,597
Jun-2017	$10,820	$11,564	$10,965	$10,934	$10,331	$11,500
Jun-2018	$11,181	$12,872	$11,613	$11,309	$10,389	$12,208
Jun-2019	$11,567	$13,686	$12,303	$11,909	$10,892	$12,835
Jun-2020	$11,112	$14,047	$12,820	$11,564	$11,415	$11,404
Jun-2021	$12,987	$19,648	$15,296	$13,777	$11,542	$15,887
Jun-2022	$12,264	$16,629	$13,845	$13,032	$11,111	$14,701
Jun-2023	$12,583	$19,478	$15,142	$13,858	$11,262	$16,292
Jun-2024	$13,141	$23,358	$17,086	$15,290	$11,908	$18,696
Jun-2025	$14,518	$27,257	$19,073	$17,049	$12,684	$21,773

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/MAP Global Balanced Fund	10.48%	5.49%	3.80%
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross	11.63%	8.27%	6.67%
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross	11.51%	8.07%	5.48%
ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years	6.52%	2.13%	2.41%
MSCI ACWI VALUE Gross (USD)	16.46%	13.81%	8.09%
MSCI All World Index	16.69%	14.18%	10.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$14,595,906
  Number of Portfolio Holdings71
  Advisory Fee (net of waivers)$0
  Portfolio Turnover60%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	54.8%
Corporate Bonds	37.8%
Exchange-Traded Funds	3.8%
Money Market Funds	1.7%
Preferred Stocks	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	1.7%
Real Estate	2.0%
Utilities	2.2%
Energy	3.5%
Commodity	3.8%
Industrials	6.0%
Materials	7.2%
Consumer Discretionary	10.5%
Health Care	10.6%
Technology	10.7%
Communications	11.5%
Financials	14.9%
Consumer Staples	15.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Aircastle Ltd., 4.250%, 06/15/26	4.3%
Microsoft Corporation	4.1%
SPDR Gold MiniShares Trust	3.8%
Belo Corporation, 7.750%, 06/01/27	3.3%
ArcelorMittal S.A., 6.550%, 11/29/27	2.9%
Orange S.A.	2.7%
Cisco Systems, Inc.	2.5%
Sanofi S.A.	2.5%
Takeda Pharmaceutical Company Ltd.	2.4%
Nestle S.A.	2.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/MAP Global Balanced Fund - Class C (TRXCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-TRXCX

Catalyst/MAP Global Balanced Fund

Class I (TRXIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.97%

How did the Fund perform during the reporting period?

The Fund only slightly underperformed its blended benchmarks for the fiscal year ended June 30, 2025, as relative outperformance during the latter half of the year offset the relative underperformance experienced in the first half of the fiscal year. U.S. stocks generally outperformed their global counterparts; however, U.S. stocks largely struggled in December, as market euphoria following the U.S. election wore off and prospects for lower interest rates dimmed. Though investors may not know it from the slight gains recorded by the broader market year-to-date, volatility proved to be the defining term for the first half of 2025. U.S. stocks rebounded following Liberation Day lows, while global stocks generally held their own. The broader markets have reacted to headlines and tweets rather than facts and figures.

We believe there are three major themes that will play out over the next several years: 1) The value of the U.S. dollar is likely to move lower; 2) Valuation levels in the U.S. are likely to contract; and 3) Valuation levels in many other geographies are likely to expand.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Catalyst/MAP Global Balanced Fund	MSCI All World Index	50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross	50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross	ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years	MSCI ACWI VALUE Gross (USD)
Jun-2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Jun-2016	$10,117	$9,683	$9,977	$9,932	$10,224	$9,597
Jun-2017	$11,042	$11,564	$10,965	$10,934	$10,331	$11,500
Jun-2018	$11,536	$12,872	$11,613	$11,309	$10,389	$12,208
Jun-2019	$12,061	$13,686	$12,303	$11,909	$10,892	$12,835
Jun-2020	$11,694	$14,047	$12,820	$11,564	$11,415	$11,404
Jun-2021	$13,813	$19,648	$15,296	$13,777	$11,542	$15,887
Jun-2022	$13,176	$16,629	$13,845	$13,032	$11,111	$14,701
Jun-2023	$13,648	$19,478	$15,142	$13,858	$11,262	$16,292
Jun-2024	$14,405	$23,358	$17,086	$15,290	$11,908	$18,696
Jun-2025	$16,084	$27,257	$19,073	$17,049	$12,684	$21,773

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/MAP Global Balanced Fund	11.65%	6.58%	4.87%
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross	11.63%	8.27%	6.67%
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross	11.51%	8.07%	5.48%
ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years	6.52%	2.13%	2.41%
MSCI ACWI VALUE Gross (USD)	16.46%	13.81%	8.09%
MSCI All World Index	16.69%	14.18%	10.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$14,595,906
  Number of Portfolio Holdings71
  Advisory Fee (net of waivers)$0
  Portfolio Turnover60%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	54.8%
Corporate Bonds	37.8%
Exchange-Traded Funds	3.8%
Money Market Funds	1.7%
Preferred Stocks	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	1.7%
Real Estate	2.0%
Utilities	2.2%
Energy	3.5%
Commodity	3.8%
Industrials	6.0%
Materials	7.2%
Consumer Discretionary	10.5%
Health Care	10.6%
Technology	10.7%
Communications	11.5%
Financials	14.9%
Consumer Staples	15.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Aircastle Ltd., 4.250%, 06/15/26	4.3%
Microsoft Corporation	4.1%
SPDR Gold MiniShares Trust	3.8%
Belo Corporation, 7.750%, 06/01/27	3.3%
ArcelorMittal S.A., 6.550%, 11/29/27	2.9%
Orange S.A.	2.7%
Cisco Systems, Inc.	2.5%
Sanofi S.A.	2.5%
Takeda Pharmaceutical Company Ltd.	2.4%
Nestle S.A.	2.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/MAP Global Balanced Fund - Class I (TRXIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-TRXIX

Catalyst/SMH High Income Fund

Class A (HIIFX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.48%

How did the Fund perform during the reporting period?

The performance of Class A shares during the fiscal year ended June 30, 2025, was 9.42%. This was primarily driven by 71% interest income and 29% price appreciation. The fund slightly underperformed the ICE BofA US Cash Pay High Yield Index which returned 10.29%. The Fund meaningfully outperformed the Bloomberg U.S. Aggregate Bond TR Index, which returned +6.08% for the fiscal year. The Fund’s returns this fiscal year were generally in line with the Sub-Advisor’s expectations. By pursuing an asset-based approach, the Fund tends to be in the higher capital structure of the companies in which it invests. During the fiscal year, the benchmark index generally experienced greater capital appreciation in lower rated credits. Looking ahead, the Sub-Advisor believes that there exists a high likelihood of an economic slowdown and continued uncertainty and expects the overall market to be volatile moving forward.

In general, we believe the high yield sector has the potential to be one of the better performing asset classes in credit on a forward-looking basis. Current yields are at 6.44%, and the Fund seeks to add additional returns through capital appreciation in the next fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH High Income Fund
Catalyst/SMH High Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
ICE BofA High Yield U.S. Corporates Cash Pay Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$16,762
$16,411
$15,631
$11,904
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25

	Catalyst/SMH High Income Fund	Catalyst/SMH High Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index
06/30/15	$10,000	$9,525	$10,000	$10,000
06/30/16	$9,074	$8,642	$10,600	$10,170
06/30/17	$10,762	$10,251	$10,567	$11,466
06/30/18	$11,494	$10,948	$10,525	$11,752
06/30/19	$11,765	$11,206	$11,353	$12,646
06/30/20	$11,587	$11,036	$12,345	$12,512
06/30/21	$14,508	$13,819	$12,304	$14,448
06/30/22	$12,004	$11,433	$11,038	$12,631
06/30/23	$13,197	$12,570	$10,934	$13,764
06/30/24	$14,999	$14,286	$11,222	$15,198
06/30/25	$16,411	$15,631	$11,904	$16,762

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/SMH High Income Fund
Without Load	9.42%	7.21%	5.08%
With Load	4.22%	6.17%	4.57%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
ICE BofA High Yield U.S. Corporates Cash Pay Index	10.29%	6.02%	5.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$15,940,694
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$20,180
  Portfolio Turnover54%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	23.4%
Corporate Bonds	65.2%
Exchange-Traded Funds	4.9%
Money Market Funds	6.4%
Preferred Stocks	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
23.4%
Financials
18.7%
Materials
13.3%
Technology
10.7%
Real Estate
10.3%
Money Market Funds
6.3%
Communications
4.8%
Fixed Income
4.8%
Energy
4.0%
Industrials
1.0%
Consumer Staples
0.9%
Other Assets in Excess of Liabilities
1.8%

Value	Value
Other Assets in Excess of Liabilities	1.8%
Consumer Staples	0.9%
Industrials	1.0%
Energy	4.0%
Fixed Income	4.8%
Communications	4.8%
Money Market Funds	6.3%
Real Estate	10.3%
Technology	10.7%
Materials	13.3%
Financials	18.7%
Consumer Discretionary	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MPT Operating Partnership, L.P. / MPT Finance Corporation, 5.000%, 10/15/27	5.8%
Capital Southwest Corporation, 5.125%, 11/15/29	5.5%
Coeur Mining, Inc., 5.125%, 02/15/29	5.3%
SPDR Portfolio High Yield Bond ETF	4.8%
Office Properties Income Trust, 9.000%, 09/30/29	4.5%
United States Steel Corporation, 6.650%, 06/01/37	4.4%
Kohl's Corporation, 5.550%, 07/17/45	4.3%
WisdomTree, Inc., 5.750%, 08/15/28	4.1%
EZCORP, Inc., 3.750%, 12/15/29	3.6%
Nordstrom, Inc., 5.000%, 01/15/44	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/SMH High Income Fund - Class A (HIIFX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HIIFX

Catalyst/SMH High Income Fund

Class C (HIICX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$233	2.23%

How did the Fund perform during the reporting period?

The performance of Class C shares during the fiscal year ended June 30, 2025, was 8.56%. This was primarily driven by 71% interest income and 29% price appreciation. The fund slightly underperformed the ICE BofA US Cash Pay High Yield Index which returned 10.29%. The Fund meaningfully outperformed the Bloomberg U.S. Aggregate Bond TR Index, which returned +6.08% for the fiscal year. The Fund’s returns this fiscal year were generally in line with the Sub-Advisor’s expectations. By pursuing an asset-based approach, the Fund tends to be in the higher capital structure of the companies in which it invests. During the fiscal year, the benchmark index generally experienced greater capital appreciation in lower rated credits. Looking ahead, the Sub-Advisor believes that there exists a high likelihood of an economic slowdown and continued uncertainty and expects the overall market to be volatile moving forward.

In general, we believe the high yield sector has the potential to be one of the better performing asset classes in credit on a forward-looking basis. Current yields are at 6.44%, and the Fund seeks to add additional returns through capital appreciation in the next fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH High Income Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA High Yield U.S. Corporates Cash Pay Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$16,762
$15,243
$11,904
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/SMH High Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,030	$10,600	$10,170
Jun-2017	$10,600	$10,567	$11,466
Jun-2018	$11,264	$10,525	$11,752
Jun-2019	$11,414	$11,353	$12,646
Jun-2020	$11,156	$12,345	$12,512
Jun-2021	$13,866	$12,304	$14,448
Jun-2022	$11,382	$11,038	$12,631
Jun-2023	$12,452	$10,934	$13,764
Jun-2024	$14,042	$11,222	$15,198
Jun-2025	$15,243	$11,904	$16,762

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/SMH High Income Fund	8.56%	6.44%	4.31%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
ICE BofA High Yield U.S. Corporates Cash Pay Index	10.29%	6.02%	5.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$15,940,694
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$20,180
  Portfolio Turnover54%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	23.4%
Corporate Bonds	65.2%
Exchange-Traded Funds	4.9%
Money Market Funds	6.4%
Preferred Stocks	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Consumer Staples	0.9%
Industrials	1.0%
Energy	4.0%
Fixed Income	4.8%
Communications	4.8%
Money Market Funds	6.3%
Real Estate	10.3%
Technology	10.7%
Materials	13.3%
Financials	18.7%
Consumer Discretionary	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MPT Operating Partnership, L.P. / MPT Finance Corporation, 5.000%, 10/15/27	5.8%
Capital Southwest Corporation, 5.125%, 11/15/29	5.5%
Coeur Mining, Inc., 5.125%, 02/15/29	5.3%
SPDR Portfolio High Yield Bond ETF	4.8%
Office Properties Income Trust, 9.000%, 09/30/29	4.5%
United States Steel Corporation, 6.650%, 06/01/37	4.4%
Kohl's Corporation, 5.550%, 07/17/45	4.3%
WisdomTree, Inc., 5.750%, 08/15/28	4.1%
EZCORP, Inc., 3.750%, 12/15/29	3.6%
Nordstrom, Inc., 5.000%, 01/15/44	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/SMH High Income Fund - Class C (HIICX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HIICX

Catalyst/SMH High Income Fund

Class I (HIIIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$129	1.23%

How did the Fund perform during the reporting period?

The performance of Class I shares during the fiscal year ended June 30, 2025, was 9.38%. This was primarily driven by 71% interest income and 29% price appreciation. The fund slightly underperformed the ICE BofA US Cash Pay High Yield Index which returned 10.29%. The Fund meaningfully outperformed the Bloomberg U.S. Aggregate Bond TR Index, which returned +6.08% for the fiscal year. The Fund’s returns this fiscal year were generally in line with the Sub-Advisor’s expectations. By pursuing an asset-based approach, the Fund tends to be in the higher capital structure of the companies in which it invests. During the fiscal year, the benchmark index generally experienced greater capital appreciation in lower rated credits. Looking ahead, the Sub-Advisor believes that there exists a high likelihood of an economic slowdown and continued uncertainty and expects the overall market to be volatile moving forward.

In general, we believe the high yield sector has the potential to be one of the better performing asset classes in credit on a forward-looking basis. Current yields are at 6.44%, and the Fund seeks to add additional returns through capital appreciation in the next fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH High Income Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA High Yield U.S. Corporates Cash Pay Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$16,824
$16,762
$11,904
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/SMH High Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,123	$10,600	$10,170
Jun-2017	$10,817	$10,567	$11,466
Jun-2018	$11,610	$10,525	$11,752
Jun-2019	$11,883	$11,353	$12,646
Jun-2020	$11,733	$12,345	$12,512
Jun-2021	$14,727	$12,304	$14,448
Jun-2022	$12,215	$11,038	$12,631
Jun-2023	$13,463	$10,934	$13,764
Jun-2024	$15,380	$11,222	$15,198
Jun-2025	$16,824	$11,904	$16,762

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/SMH High Income Fund	9.38%	7.47%	5.34%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
ICE BofA High Yield U.S. Corporates Cash Pay Index	10.29%	6.02%	5.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$15,940,694
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$20,180
  Portfolio Turnover54%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	23.4%
Corporate Bonds	65.2%
Exchange-Traded Funds	4.9%
Money Market Funds	6.4%
Preferred Stocks	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Consumer Staples	0.9%
Industrials	1.0%
Energy	4.0%
Fixed Income	4.8%
Communications	4.8%
Money Market Funds	6.3%
Real Estate	10.3%
Technology	10.7%
Materials	13.3%
Financials	18.7%
Consumer Discretionary	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MPT Operating Partnership, L.P. / MPT Finance Corporation, 5.000%, 10/15/27	5.8%
Capital Southwest Corporation, 5.125%, 11/15/29	5.5%
Coeur Mining, Inc., 5.125%, 02/15/29	5.3%
SPDR Portfolio High Yield Bond ETF	4.8%
Office Properties Income Trust, 9.000%, 09/30/29	4.5%
United States Steel Corporation, 6.650%, 06/01/37	4.4%
Kohl's Corporation, 5.550%, 07/17/45	4.3%
WisdomTree, Inc., 5.750%, 08/15/28	4.1%
EZCORP, Inc., 3.750%, 12/15/29	3.6%
Nordstrom, Inc., 5.000%, 01/15/44	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/SMH High Income Fund - Class I (HIIIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HIIIX

Catalyst/SMH Total Return Income Fund

Class A (TRIFX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.58%

How did the Fund perform during the reporting period?

The Catalyst/SMH Total Return Income Fund was positive during the fiscal year ended June 30, 2025. Though we are slightly disappointed with the Fund’s performance during fiscal year 2025, the Sub-Adviser believes that the Fund is well positioned heading into fiscal year 2026.

The Fund generally targets returns of inflation plus 3-5%, and is currently positioned in about 50 positions with a 7.47% current yield. Looking ahead, the Sub-Adviser expects significant economic uncertainty to persist, which could make the Fund a bit more volatile, although any such volatility may be somewhat muted given the Fund’s high income level.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH Total Return Income Fund
Catalyst/SMH Total Return Income Fund - with load
ICE BofA High Yield U.S. Corporates Cash Pay Index
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$35,936
$18,514
$17,449
$16,762
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25

	Catalyst/SMH Total Return Income Fund	Catalyst/SMH Total Return Income Fund - with load	ICE BofA High Yield U.S. Corporates Cash Pay Index	S&P 500® Index
06/30/15	$10,000	$9,425	$10,000	$10,000
06/30/16	$8,940	$8,426	$10,170	$10,399
06/30/17	$11,307	$10,657	$11,466	$12,260
06/30/18	$11,822	$11,142	$11,752	$14,023
06/30/19	$12,334	$11,625	$12,646	$15,483
06/30/20	$11,411	$10,755	$12,512	$16,645
06/30/21	$16,560	$15,608	$14,448	$23,436
06/30/22	$14,254	$13,434	$12,631	$20,948
06/30/23	$15,539	$14,645	$13,764	$25,053
06/30/24	$17,798	$16,774	$15,198	$31,204
06/30/25	$18,514	$17,449	$16,762	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/SMH Total Return Income Fund
Without Load	4.02%	10.16%	6.35%
With Load	-1.96%	8.87%	5.72%
ICE BofA High Yield U.S. Corporates Cash Pay Index	10.29%	6.02%	5.30%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$18,142,271
  Number of Portfolio Holdings50
  Advisory Fee (net of waivers)$35,448
  Portfolio Turnover62%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	14.5%
Common Stocks	41.1%
Convertible Bonds	11.4%
Corporate Bonds	24.6%
Exchange-Traded Funds	6.1%
Money Market Funds	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
38.0%
Real Estate
20.0%
Collateral for Securities Loaned
16.7%
Consumer Discretionary
15.3%
Energy
7.2%
Technology
7.1%
Fixed Income
3.9%
Equity
3.1%
Money Market Funds
2.6%
Communications
1.1%
Industrials
0.4%
Liabilities in Excess of Other Assets
-15.4%

Value	Value
Liabilities in Excess of Other Assets	-15.4%
Industrials	0.4%
Communications	1.1%
Money Market Funds	2.6%
Equity	3.1%
Fixed Income	3.9%
Technology	7.1%
Energy	7.2%
Consumer Discretionary	15.3%
Collateral for Securities Loaned	16.7%
Real Estate	20.0%
Financials	38.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MPT Operating Partnership, L.P. / MPT Finance Corporation, 5.000%, 10/25/27	5.7%
Trinity Capital, Inc.	5.5%
VICI Properties, Inc.	5.3%
Office Properties Income Trust, 9.000%, 09/30/29	4.4%
Main Street Capital Corporation	4.0%
SPDR Portfolio High Yield Bond ETF	3.9%
Transocean, Inc., 6.800%, 03/15/38	3.7%
WisdomTree, Inc., 5.750%, 08/15/28	3.2%
Riot Platforms, Inc., 0.750%, 01/15/30	3.2%
Carlyle Group, Inc. (The)	3.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/SMH Total Return Income Fund - Class A (TRIFX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-TRIFX

Catalyst/SMH Total Return Income Fund

Class C (TRICX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$237	2.33%

How did the Fund perform during the reporting period?

The Catalyst/SMH Total Return Income Fund was positive during the fiscal year ended June 30, 2025. Though we are slightly disappointed with the Fund’s performance during fiscal year 2025, the Sub-Adviser believes that the Fund is well positioned heading into fiscal year 2026.

The Fund generally targets returns of inflation plus 3-5%, and is currently positioned in about 50 positions with a 7.47% current yield. Looking ahead, the Sub-Adviser expects significant economic uncertainty to persist, which could make the Fund a bit more volatile, although any such volatility may be somewhat muted given the Fund’s high income level.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH Total Return Income Fund
ICE BofA High Yield U.S. Corporates Cash Pay Index
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$35,936
$17,147
$16,762
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/SMH Total Return Income Fund	ICE BofA High Yield U.S. Corporates Cash Pay Index	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,871	$10,170	$10,399
Jun-2017	$11,139	$11,466	$12,260
Jun-2018	$11,535	$11,752	$14,023
Jun-2019	$11,973	$12,646	$15,483
Jun-2020	$10,968	$12,512	$16,645
Jun-2021	$15,813	$14,448	$23,436
Jun-2022	$13,532	$12,631	$20,948
Jun-2023	$14,640	$13,764	$25,053
Jun-2024	$16,610	$15,198	$31,204
Jun-2025	$17,147	$16,762	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/SMH Total Return Income Fund	3.24%	9.35%	5.54%
ICE BofA High Yield U.S. Corporates Cash Pay Index	10.29%	6.02%	5.30%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$18,142,271
  Number of Portfolio Holdings50
  Advisory Fee (net of waivers)$35,448
  Portfolio Turnover62%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	14.5%
Common Stocks	41.1%
Convertible Bonds	11.4%
Corporate Bonds	24.6%
Exchange-Traded Funds	6.1%
Money Market Funds	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-15.4%
Industrials	0.4%
Communications	1.1%
Money Market Funds	2.6%
Equity	3.1%
Fixed Income	3.9%
Technology	7.1%
Energy	7.2%
Consumer Discretionary	15.3%
Collateral for Securities Loaned	16.7%
Real Estate	20.0%
Financials	38.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MPT Operating Partnership, L.P. / MPT Finance Corporation, 5.000%, 10/25/27	5.7%
Trinity Capital, Inc.	5.5%
VICI Properties, Inc.	5.3%
Office Properties Income Trust, 9.000%, 09/30/29	4.4%
Main Street Capital Corporation	4.0%
SPDR Portfolio High Yield Bond ETF	3.9%
Transocean, Inc., 6.800%, 03/15/38	3.7%
WisdomTree, Inc., 5.750%, 08/15/28	3.2%
Riot Platforms, Inc., 0.750%, 01/15/30	3.2%
Carlyle Group, Inc. (The)	3.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/SMH Total Return Income Fund - Class C (TRICX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-TRICX

Catalyst/SMH Total Return Income Fund

Class I (TRIIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$136	1.33%

How did the Fund perform during the reporting period?

The Catalyst/SMH Total Return Income Fund was positive during the fiscal year ended June 30, 2025. Though we are slightly disappointed with the Fund’s performance during fiscal year 2025, the Sub-Adviser believes that the Fund is well positioned heading into fiscal year 2026.

The Fund generally targets returns of inflation plus 3-5%, and is currently positioned in about 50 positions with a 7.47% current yield. Looking ahead, the Sub-Adviser expects significant economic uncertainty to persist, which could make the Fund a bit more volatile, although any such volatility may be somewhat muted given the Fund’s high income level.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH Total Return Income Fund
ICE BofA High Yield U.S. Corporates Cash Pay Index
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$35,936
$18,972
$16,762
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/SMH Total Return Income Fund	ICE BofA High Yield U.S. Corporates Cash Pay Index	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,960	$10,170	$10,399
Jun-2017	$11,365	$11,466	$12,260
Jun-2018	$11,916	$11,752	$14,023
Jun-2019	$12,492	$12,646	$15,483
Jun-2020	$11,558	$12,512	$16,645
Jun-2021	$16,795	$14,448	$23,436
Jun-2022	$14,516	$12,631	$20,948
Jun-2023	$15,869	$13,764	$25,053
Jun-2024	$18,189	$15,198	$31,204
Jun-2025	$18,972	$16,762	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/SMH Total Return Income Fund	4.30%	10.42%	6.61%
ICE BofA High Yield U.S. Corporates Cash Pay Index	10.29%	6.02%	5.30%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$18,142,271
  Number of Portfolio Holdings50
  Advisory Fee (net of waivers)$35,448
  Portfolio Turnover62%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	14.5%
Common Stocks	41.1%
Convertible Bonds	11.4%
Corporate Bonds	24.6%
Exchange-Traded Funds	6.1%
Money Market Funds	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-15.4%
Industrials	0.4%
Communications	1.1%
Money Market Funds	2.6%
Equity	3.1%
Fixed Income	3.9%
Technology	7.1%
Energy	7.2%
Consumer Discretionary	15.3%
Collateral for Securities Loaned	16.7%
Real Estate	20.0%
Financials	38.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MPT Operating Partnership, L.P. / MPT Finance Corporation, 5.000%, 10/25/27	5.7%
Trinity Capital, Inc.	5.5%
VICI Properties, Inc.	5.3%
Office Properties Income Trust, 9.000%, 09/30/29	4.4%
Main Street Capital Corporation	4.0%
SPDR Portfolio High Yield Bond ETF	3.9%
Transocean, Inc., 6.800%, 03/15/38	3.7%
WisdomTree, Inc., 5.750%, 08/15/28	3.2%
Riot Platforms, Inc., 0.750%, 01/15/30	3.2%
Carlyle Group, Inc. (The)	3.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/SMH Total Return Income Fund - Class I (TRIIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-TRIIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the Registrant believes that the experience provided by each member of the audit committee together offer the Registrant adequate oversight for the Registrant’s level of financial complexity.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025        $57,351

2024        $42,409

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025        $15,417

2024        $16,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ANNUAL FINANCIAL STATEMENTS
AND
ADDITIONAL INFORMATION

Catalyst Insider Income Fund
(IIXAX, IIXCX, IIXIX)
Catalyst Enhanced Income Strategy Fund
(EIXAX, EIXCX, EIXIX)
Catalyst/MAP Global Balanced Fund
(TRXAX, TRXCX, TRXIX)
Catalyst/CIFC Senior Secured Income Fund
(CFRAX, CFRCX, CFRIX, CFRFX)
Catalyst/SMH High Income Fund
(HIIFX, HIICX, HIIIX)
Catalyst/SMH Total Return Income Fund
(TRIFX, TRICX, TRIIX)

June 30, 2025

Mutual Fund Series Trust

CATALYST FUNDS
ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
TABLE OF CONTENTS

Schedules of Investments	Page 1
Statements of Assets and Liabilities	Page 36
Statements of Operations	Page 37
Statements of Changes in Net Assets	Page 38
Financial Highlights	Page 40
Notes to Financial Statements	Page 52
Report of Independent Registered Accounting Firm	Page 66
Additional Information	Page 68

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 28.2%
	ASSET MANAGEMENT — 4.7%
2,600,000	New Mountain Finance Corporation	7.5000	10/15/25	$2,610,527

	INTERNET MEDIA & SERVICES — 0.3%
100,000	Groupon, Inc.(a)	6.2500	03/15/27	139,589

	SPECIALTY FINANCE —23.2%
2,710,000	Arbor Realty Trust, Inc.	7.5000	08/01/25	2,697,805
3,203,000	PennyMac Corporation	5.5000	03/15/26	3,182,181
7,000,000	Two Harbors Investment Corporation	6.2500	01/15/26	6,884,499
				12,764,485

	TOTAL CONVERTIBLE BONDS (Cost $15,475,251)			15,514,601

	CORPORATE BONDS — 62.5%
	AEROSPACE & DEFENSE — 4.7%
2,500,000	TransDigm, Inc.(a)	6.7500	08/15/28	2,556,154

	ASSET MANAGEMENT — 13.8%
2,800,000	Ares Capital Corporation	2.8750	06/15/28	2,639,030
2,700,000	Blue Owl Capital Corporation	2.8750	06/11/28	2,516,002
2,500,000	Main Street Capital Corporation	3.0000	07/14/26	2,448,514
				7,603,546
	AUTOMOTIVE — 4.8%
2,250,000	Ford Motor Company	9.6250	04/22/30	2,588,408

	ENGINEERING & CONSTRUCTION — 0.0%(b)
25,000	MasTec, Inc.(a)	6.6250	08/15/29	25,135

	HOME CONSTRUCTION — 4.5%
2,500,000	Century Communities, Inc.	6.7500	06/01/27	2,505,313

	INSURANCE —7.0%
2,862,526	Ambac Assurance Corporation(a)(c)	5.1000	Perpetual	3,853,696

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 62.5% (Continued)
	INTERNET MEDIA & SERVICES — 4.6%
2,500,000	Uber Technologies, Inc.(a)	7.5000	09/15/27	$2,523,943

	METALS & MINING — 0.6%
299,000	Warrior Met Coal, Inc.(a)	7.8750	12/01/28	305,318

	OIL & GAS PRODUCERS —3.6%
2,000,000	Murphy Oil USA, Inc.	5.6250	05/01/27	2,002,382

	RETAIL - DISCRETIONARY — 4.5%
2,500,000	Lowe’s Companies, Inc.	4.4000	09/08/25	2,498,986

	SEMICONDUCTORS — 7.3%
1,571,000	Amkor Technology, Inc.(a)	6.6250	09/15/27	1,576,186
2,500,000	Skyworks Solutions, Inc.	1.8000	06/01/26	2,431,968
				4,008,154
	STEEL — 2.6%
1,450,000	Steel Dynamics, Inc.	5.0000	12/15/26	1,448,752

	TRANSPORTATION & LOGISTICS — 4.5%
2,500,000	United Airlines, Inc.(a)	4.3750	04/15/26	2,485,063

	TOTAL CORPORATE BONDS (Cost $34,363,739)			34,404,850
Shares
	SHORT-TERM INVESTMENTS — 8.0%
	MONEY MARKET FUNDS - 8.0%
4,422,207	First American Treasury Obligations Fund, Class X, 4.21% (Cost $4,422,207)(d)			4,422,207

	TOTAL INVESTMENTS - 98.7% (Cost $54,261,197)			$54,341,658
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%			728,137
	NET ASSETS - 100.0%			$55,069,795

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is 13,465,084 or 24.5% of net assets.

(b)	Percentage rounds to less than 0.1%.

(c)	Security in default. Non income producing.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.2%
50,572	Alternative Loan Trust Series 2006-J3 4A2		5.7500	05/25/26	$49,179
202,488	Alternative Loan Trust Series 2005-3CB 2A1		5.0000	03/25/35	184,482
2,149,284	Alternative Loan Trust Series 2005-43 4A3(a)		4.1380	10/25/35	1,844,439
29,581	Banc of America Funding Trust Series 2006-5 4A8		6.0000	09/25/36	25,746
34,821	Banc of America Funding Trust Series 2006-J 2A3(a)		4.5210	01/20/47	30,036
111,296	Banc of America Funding Trust Series 2007-A 2A2(b)	TSFR1M + 0.534%	4.8520	02/20/47	98,014
8,185	Banc of America Mortgage Trust Series 2005-G 4A2(a)		3.4800	08/25/35	7,223
1,847,271	Banc of America Mortgage Trust Series 2007-2 A1(b)	TSFR1M + 0.464%	4.7840	05/25/37	1,288,681
175,899	Banc of America Mortgage Trust Series 2007-2 A6		5.7500	05/25/37	137,423
395,035	Bear Stearns ALT-A Trust Series 2005-5 24A1(a)		4.6320	07/25/35	256,949
37,234	Bear Stearns ARM Trust Series 2004-7 1A1(a),(h)		0.0000	10/25/34	28,766
48,254	Bear Stearns ARM Trust Series 2006-2 3A2(a)		4.2350	07/25/36	41,012
172,777	Bear Stearns ARM Trust Series 2006-4 2A1(a)		4.3370	10/25/36	152,266
193,227	ChaseFlex Trust Series 2005-2 2A2		6.5000	06/25/35	98,318
80,978	ChaseFlex Trust Series 2006-1 A4(a)		6.3000	06/25/36	71,876
65,832	CHL Mortgage Pass-Through Trust Series 2005-HYB2 1A4(a)		5.3620	05/20/35	64,026
312,872	CHL Mortgage Pass-Through Trust Series 2006-HYB2 1A1(a)		5.3480	04/20/36	271,566
3,941,392	Citicorp Mortgage Securities Trust Series 2008-1 1A1		6.2500	02/25/38	3,819,644
250,051	Citigroup Mortgage Loan Trust, Inc. Series 2007-6 1A1A(a)		5.0000	03/25/37	222,979
4,901	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 7A1		6.5000	12/25/33	4,954
19,872	CSMC Mortgage-Backed Trust Series 2007-5 8A2		6.0000	09/01/26	19,790
2,999,202	CSMC Mortgage-Backed Trust Series 2006-7 9A5		6.5000	08/25/36	509,137
40,045	First Horizon Alternative Mortgage Securities Trust Series 2004-AA3 A1(a)		5.1510	09/25/34	40,820
6,989	First Horizon Alternative Mortgage Securities Trust Series 2005-AA6 2A1(a)		5.4880	08/25/35	4,863
9,290	First Horizon Mortgage Pass-Through Trust Series 2000-H 2B1(a)		7.3180	05/25/30	9,298
12,904	GMACM Mortgage Loan Trust Series 2005-AR1 4A(a)		7.4010	03/18/35	13,039
81,517	GSMPS Mortgage Loan Trust Series 1998-5 A(a),(c)		7.5000	06/19/27	80,658
125,312	GSMPS Mortgage Loan Trust Series 1999-2 A(a),(c)		8.0000	09/19/27	124,816
153,658	GSR Mortgage Loan Trust Series 2003-5F 2A1		4.0000	08/25/32	150,776
9,640	GSR Mortgage Loan Trust Series 2004-2F 6A1		7.0000	01/25/34	9,801
31,681	GSR Mortgage Loan Trust Series 2004-6F 1A2		5.0000	05/25/34	31,634
567,738	GSR Mortgage Loan Trust Series 3F 2A5		5.7500	03/25/36	509,125
448,032	HSI Asset Loan Obligation Trust Series 2007-2 3A6		2.3100	09/25/37	140,276
481,129	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A3(a)		3.7950	08/25/36	377,024
123,613	IndyMac INDX Mortgage Loan Trust Series 2005-AR3 3A1(a)		4.0610	04/25/35	116,122

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.2% (Continued)
77,189	IndyMac INDX Mortgage Loan Trust Series 2005-AR5 4A1(a)		4.2130	05/25/35	$53,190
137,977	JP Morgan Mortgage Trust Series 2004-S1 1A7		5.0000	09/25/34	132,025
24,050	JP Morgan Mortgage Trust Series 2006-A2 2A2(a)		5.2500	04/25/36	21,172
8,385	MASTR Adjustable Rate Mortgages Trust Series 2003-5 4A1(a)		2.8510	11/25/33	7,628
15,716	MASTR Adjustable Rate Mortgages Trust Series 2004-4 4A1(a)		5.8690	05/25/34	15,328
88,209	MASTR Alternative Loan Trust Series 2005-5 2A3		5.5000	07/25/25	85,621
57,909	MASTR Alternative Loan Trust Series 2005-3 2A1		6.0000	03/25/35	54,135
351	MASTR Asset Securitization Trust Series 2005-1 1A1(f)		5.0000	Perpetual	189
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2 A3D(b)	TSFR1M + 0.714%	5.0337	03/25/37	25,351
912,584	Merrill Lynch Mortgage Investors Trust Series 2006-AF2 AF1		4.7934	10/25/36	328,431
47,689	Morgan Stanley Mortgage Loan Trust Series 2004-5AR 1A1(a)		6.3560	07/25/34	48,568
151,486	Morgan Stanley Mortgage Loan Trust Series 2006-2 2A4		5.7500	02/25/36	142,368
1,279,163	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005- AP3 A3(a)		1.5380	08/25/35	555,805
44,702	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	44,367
67,828	RALI Series 2006-QS17 Trust Series 2006-QS17 A4		6.0000	12/25/36	56,751
2,413,092	Residential Asset Securitization Trust Series 2007-A8 3A1(a)		0.5990	08/25/37	947,604
766,099	Residential Asset Securitization Trust Series IP1 B1(a)		4.7480	01/25/34	686,685
37,499	RFMSI Trust Series 2006-S3 A2		5.5000	03/25/36	30,645
30,334	Structured Adjustable Rate Mortgage Loan Series 2005-7 3A1(a)		5.1050	04/25/35	29,916
1,354,226	Structured Asset Securities Corporation Series 1998-RF1 A(a),(c)		4.0830	04/15/27	1,352,675
9,393	Thornburg Mortgage Securities Trust Series 2006-4 A2B(a)		5.6770	07/25/36	7,535
1,284,917	Thornburg Mortgage Securities Trust Series 2007-2 A2A(b)	TSFR12M + 1.965%	5.9993	06/25/37	1,097,355
5,277,789	Thornburg Mortgage Securities Trust Series 2006-3 A1 A1(a)		3.6910	06/25/46	3,176,343
138,680	Thornburg Mortgage Securities Trust Series 2007-3 3A1(b)	TSFR12M + 1.965%	5.9993	06/25/47	122,799
49,512	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 2A1(a)		4.3860	01/25/36	46,286
232,356	Wells Fargo Mortgage Backed Securities Series 2006-7 2A1		6.0000	06/25/36	209,676
					20,113,206
	HOME EQUITY — 25.0%
167,056	Amresco Residential Securities Corp Mortgage Loan Trust Series 1997-3 M2F(a)		3.7390	09/25/27	162,578
429,615	Bayview Financial Acquisition Trust Series 2007-A 2A(b)	TSFR1M + 0.639%	4.9660	05/28/37	409,297
334,034	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M5(b)	TSFR1M + 2.739%	5.1760	06/25/34	328,260
74,604	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M5(b)	TSFR1M + 3.039%	7.3590	08/25/34	72,581
85,834	CHEC Loan Trust Series 2004-2 M1(b)	TSFR1M + 1.074%	5.3940	06/25/34	88,071
383,140	Delta Funding Home Equity Loan Trust Series 1998-1 B1A(b)	TSFR1M + 2.004%	6.3240	05/25/30	320,062
45,817	GE Mortgage Services, LLC Series 1998-HE2 A6(a)		6.6450	09/25/28	45,464

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	HOME EQUITY — 25.0% (Continued)
184,628	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C M7 Series 2004-C M7(b)	TSFR1M + 2.739%	7.0590	03/25/35	$147,643
927,142	Mastr Asset Backed Securities Trust Series 2003-OPT2 M4(b)	TSFR1M + 5.889%	10.2087	05/25/33	798,956
443,099	Mastr Asset Backed Securities Trust Series 2003-WMC2(b)	TSFR1M + 6.114%	10.4337	08/25/33	468,579
58,606	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-HE1 B1(b)	TSFR1M + 2.739%	7.0590	01/25/34	63,964
5,827,783	Morgan Stanley Mortgage Loan Trust Series 2006-15XS A6B(d)		4.2620	11/25/36	4,583,659
801,399	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006- AF1 A4(b)	TSFR1M + 0.774%	5.0937	10/25/36	177,645
167,479	NovaStar Mortgage Funding Trust Series 2004-1 M4(b)	TSFR1M + 1.577%	5.8960	06/25/34	162,957
618,507	Saxon Asset Sec Trust Mtg Ln Asset Bk Cert Series 2000-1 BF1(a)		2.2540	02/25/30	770,971
3,392,722	Structured Asset Securities Corp Mortgage Loan Trust Series 2005-NC2 M7(b)	TSFR1M + 1.164%	5.4837	05/25/35	3,158,086
23,587,000	Terwin Mortgage Trust Series 2006-3 2A3(b),(c)	TSFR1M + 0.734%	5.0537	04/25/37	7,392,705
					19,151,478
	NON AGENCY CMBS — 17.7%
4,565,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	2,774,719
4,108,000	COMM 2013-CCRE12 Mortgage Trust Series 2013-CR12 C(a)		4.9700	10/10/46	460,671
2,622,300	GS Mortgage Securities Trust Series 2014-GC22 D(a),(c)		4.7260	06/10/47	743,732
5,726,000	GS Mortgage Securities Trust Series 2014-GC22 E(c)		3.5800	06/10/47	941,476
1,350,000	HMH Trust Series 2017-NSS E(c)		6.2920	07/05/31	105,468
1,250,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(a)		4.3050	11/15/48	161,706
4,469,433	Morgan Stanley Capital I Trust Series 2006-T21 C(a),(c)		5.1580	10/12/52	3,546,879
5,902,991	Starwood Retail Property Trust Series 2014-STAR A(b),(c)	PRIME - –%	7.5000	11/15/27	3,637,717
173,489	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 E(a)		6.3130	03/15/45	169,567
3,000,000	WFRBS Commercial Mortgage Trust Series 2014-C22 E(c)		3.4550	09/15/57	876,929
145,000	WFRBS Commercial Mortgage Trust Series C4 E(a),(c)		5.1490	06/15/44	136,881
					13,555,745
	RESIDENTIAL MORTGAGE — 9.5%
2,597,658	Carrington Mortgage Loan Trust Series 2006-FRE2 A2(b)	TSFR1M + 0.234%	4.5537	10/25/36	1,971,002
246,381	Finance America Mortgage Loan Trust Series 2004-3 M4(b)	TSFR1M + 1.380%	5.8137	11/25/34	218,165
66,974	Home Equity Mortgage Loan Asset-Backed Trust INABS Series 2006-D 2A3(b)	TSFR1M + 0.274%	4.5940	11/25/36	60,681
39,783	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-NC8 M4(b)	TSFR1M + 1.614%	5.9340	09/25/34	43,852
8,875,000	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-SEA1 2A4(b),(c)	TSFR1M + 3.914%	8.2337	02/25/47	766,607
3,173,453	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series	TSFR1M + 2.289%	6.6087	10/25/34	2,807,984
	2004-WCW2 M6(b)
12,206,000	Structured Asset Securities Corp Mortgage Loan Series 2007-BNC1 A4(b)	TSFR1M + 1.614%	5.9337	10/25/37	1,480,346
					7,348,637

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TOTAL ASSET BACKED SECURITIES (Cost $80,973,043)				$60,169,066
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.6%
106,453	Fannie Mae REMICS Series 2012-126 DI(e)		3.0000	11/25/27	2,509
2,261,220	Fannie Mae REMICS Series 2010-27 SG(b),(e)	-(SOFR30A+.114%) + 4.886%	0.5800	04/25/40	147,408
2,747,298	Fannie Mae REMICS Series 2011-117 SA(b),(e)	-(SOFR30A+.114%) + 6.436%	2.1300	11/25/41	339,051
678,553	Fannie Mae REMICS Series 2012-126 SJ(b),(e)	-(SOFR30A+.114%) + 4.886%	0.5800	11/25/42	42,632
2,598,283	Fannie Mae REMICS Series 2014-6 SA(b),(e)	-(SOFR30A+.114%) + 6.486%	2.1800	02/25/44	323,642
457,380	Fannie Mae REMICS Series 2017-30 MI(e)		4.0000	02/25/44	13,243
20,511	Fannie Mae REMICS Series 2017-6 MI(e)		4.0000	08/25/44	932
1,957,749	Fannie Mae REMICS Series 2016-64 SA(b),(e)	-(SOFR30A+.114%) + 5.886%	1.5800	09/25/46	219,583
522,564	Fannie Mae REMICS Series 2017-38 S(b),(e)	-(SOFR30A+.114%) + 6.100%	1.6800	05/25/47	65,196
796,556	Fannie Mae REMICS Series 2017-112 SC(b),(e)	-(SOFR30A+.114%) + 6.150%	1.7300	01/25/48	96,985
12,045,727	Fannie Mae REMICS Series 2018-28 ID(a),(e)		2.2320	05/25/48	978,777
212,577	Fannie Mae REMICS Series 2020-16 SJ(b),(e)	-(SOFR30A+.114%) + 6.050%	1.6300	03/25/50	21,666
3,040,458	Fannie Mae REMICS Series 2021-56 IM(b),(e)	-0.67 x SOFR30A + 2.200%	0.0000	09/25/51	78,092
18,872,777	Fannie Mae REMICS Series 2021-69 JS(b),(e)	-SOFR30A + 2.550%	0.0000	10/25/51	338,942
10,514,851	Fannie Mae REMICS Series 2021-80 IA(e)		2.0000	11/25/51	1,338,745
2,412,726	Fannie Mae REMICS Series 2012-88 SB(b),(e)	-(SOFR30A+.114%) + 6.556%	2.2500	07/25/42	270,069
102,910	Freddie Mac REMICS Series 4205 AI(e)		2.5000	05/15/28	2,281
5,547,723	Freddie Mac REMICS Series 4239 NI(a),(e)		1.9760	03/15/36	361,889
674,491	Freddie Mac REMICS Series 4314 SE(b),(e)	-(SOFR30A+.114%) + 6.000%	1.5820	05/15/41	72,383
121,276	Freddie Mac REMICS Series 4431 ST(b),(e)	-(SOFR30A+.114%) + 6.500%	2.0820	09/15/41	15,468
658,533	Freddie Mac REMICS Series 4100 JI(e)		3.5000	10/15/41	73,489
308,891	Freddie Mac REMICS Series 4580 MI(e)		3.5000	02/15/43	3,403
5,250,294	Freddie Mac REMICS Series 4239 NI(b),(e)	-5.8333% x (SOFR30A +.114%) + 28.791%	3.2080	07/15/43	995,117

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.6% (Continued)
46,089	Freddie Mac REMICS Series 4449 PI(e)		4.0000	11/15/43	$3,441
399,442	Freddie Mac REMICS Series 4314 SE(b),(e)	-(SOFR30A+.114%) + 6.050%	1.6320	03/15/44	43,096
307,372	Freddie Mac REMICS Series 4431 ST(b),(e)	-(SOFR30A+.114%) + 6.100%	1.6820	01/15/45	34,141
7,249	Freddie Mac REMICS 4818 BI(e)		4.0000	03/15/45	10
67,702	Freddie Mac REMICS Series 4672 AI(e)		4.5000	03/15/45	376
4,778,800	Freddie Mac REMICS Series 4604 SA(b),(e)	-(SOFR30A+.114%) + 5.986%	1.6820	08/15/46	457,398
399,000	Freddie Mac REMICS Series 5050 GL		1.2500	12/25/50	171,361
17,506,576	Freddie Mac REMICS Series 5090 SA(b),(e)	-SOFR30A + 1.550%	0.0000	03/25/51	58,577
13,993,247	Freddie Mac REMICS Series 5177 AS(b),(e)	-SOFR30A + 3.150%	0.0000	12/25/51	195,834
173,690	Government National Mortgage Association Series 2014-118 AI(e)		3.5000	05/16/40	4,178
4,814,047	Government National Mortgage Association Series 2010-147S(b),(e)	-(TSFR1M+.114%) + 6.536%	2.2180	11/20/40	589,402
9,514,650	Government National Mortgage Association Series 2011-99 DS(b),(e)	-(TSFR1M+.114%) + 5.986%	1.6740	07/16/41	931,552
2,121,913	Government National Mortgage Association Series 2011-100 SA(b),(e)	-(TSFR1M+.114%) + 5.336%	1.0180	07/20/41	187,933
2,317,068	Government National Mortgage Association Series 2015-3 DS(b),(e)	-(TSFR1M+.114%) + 5.486%	1.1680	11/20/41	41,025
148,116	Government National Mortgage Association Series 2012-36 QS(b),(e)	-(TSFR1M+.114%) + 6.506%	2.1880	03/20/42	13,676
1,411,938	Government National Mortgage Association Series 2014-3 SE(b),(e)	-(TSFR1M+.114%) + 6.036%	1.7240	01/16/44	153,478
2,022,987	Government National Mortgage Association Series 2014-36 SY(b),(e)	-(TSFR1M+.114%) + 6.086%	1.7740	03/16/44	221,174
2,327,645	Government National Mortgage Association Series 2014-133 SA(b),(e)	-(TSFR1M+.114%) + 6.136%	1.8240	09/16/44	206,618
143,048	Government National Mortgage Association Series 2018-154 DI(e)		4.0000	01/20/45	1,716
1,558,428	Government National Mortgage Association Series 2019-22 SA(b),(e)	-(TSFR1M+.114%) + 5.486%	1.1680	02/20/45	148,929
188,219	Government National Mortgage Association Series 2016-1 ST(b),(e)	-(TSFR1M+.114%) + 6.086%	1.7680	01/20/46	22,209
1,959,735	Government National Mortgage Association Series 2018-120 JS(b),(e)	-(TSFR1M+.114%) + 6.086%	1.7680	09/20/48	206,243
4,038,881	Government National Mortgage Association Series 2018-154 SP(b),(e)	-(TSFR1M+.114%) + 6.036%	1.7180	11/20/48	488,784
3,127,559	Government National Mortgage Association Series 2018-154 HS(b),(e)	-(TSFR1M+.114%) + 6.086%	1.7680	11/20/48	325,782
10,421,382	Government National Mortgage Association Series 2019-20 ES(b),(e)	-(TSFR1M+.114%) + 3.676%	0.0000	02/20/49	226,204
2,042,204	Government National Mortgage Association Series 2020-86 SN(b),(e)	-(TSFR1M+.114%) + 5.936%	1.6180	08/20/49	242,500
18,526,111	Government National Mortgage Association Series 2019-112 AS(b),(e)	-(TSFR1M+.114%) + 3.296%	0.0000	09/20/49	373,701
952,000	Government National Mortgage Association Series 2020-141 ML		1.5000	09/20/50	438,336

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.6% (Continued)
290,582	Government National Mortgage Association Series 2021-89 JL		1.5000	05/20/51	$154,220
13,945,738	Government National Mortgage Association Series 2022-22 PS(b),(e)	-SOFR30A + 3.650%	0.0000	08/20/51	352,289
4,105	Government National Mortgage Association Series 2024-4 IC(e)		7.0000	03/20/52	21
15,101,477	Government National Mortgage Association Series 2022-83 SJ(b),(e)	-SOFR30A + 3.200%	0.0000	05/20/52	117,776
15,956,711	Government National Mortgage Association Series 2022-93 AS(b),(e)	-SOFR30A + 4.150%	0.0000	05/20/52	693,563
38,268,470	Government National Mortgage Association Series 2022-121 SA(b),(e)	-SOFR30A + 3.690%	0.0000	07/20/52	605,507
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $19,578,595)				13,512,552

Shares
	SHORT-TERM INVESTMENTS — 3.9%
	MONEY MARKET FUNDS - 3.9%
2,995,758	First American Treasury Obligations Fund, Class X, 4.21% (Cost $2,995,758)(g)				2,995,758

	TOTAL INVESTMENTS - 99.9% (Cost $103,547,396)				$76,677,376
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%				58,942
	NET ASSETS - 100.0%				$76,736,318

LLC	- Limited Liability Company

REMICS	- Real Estate Mortgage Investment Conduit

PRIME	- Prime Rate by Country United States

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR12M	- Secured Overnight Financing Rate 12 Month

TSFR1M	- Secured Overnight Financing Rate 1 Month

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Variable rate security; the rate shown represents the rate on June 30, 2025.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is 19,706,543 or 25.7% of net assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2025.

(e)	Interest only securities.

(f)	Maturity is not determined on this security, maturity will occur based on the maturity of the underlying bonds.

(g)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(h)	Zero coupon bond.

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 54.5%
	AEROSPACE & DEFENSE - 0.5%
1,594	Kratos Defense & Security Solutions, Inc.(a)	$74,041

	BEVERAGES - 2.1%
7,800	Arca Continental S.A.B. de C.V.	82,622
600,000	Thai Beverage PCL	217,060
		299,682
	BIOTECH & PHARMA - 8.9%
1,960	Johnson & Johnson	299,390
2,240	Novartis A.G. - ADR	271,062
7,528	Sanofi S.A. - ADR	363,678
23,000	Takeda Pharmaceutical Company Ltd. - ADR	355,580
		1,289,710
	CHEMICALS - 1.2%
4,790	Mosaic Company	174,739

	CONSTRUCTION MATERIALS - 0.8%
7,400	MDU Resources Group, Inc.	123,358

	DIVERSIFIED INDUSTRIALS - 1.1%
270	Eaton Corporation PLC	96,387
250	Honeywell International, Inc.	58,220
		154,607
	ENGINEERING & CONSTRUCTION - 2.4%
2,190	Everus Construction Group, Inc.(a)	139,131
5,985	Tetra Tech, Inc.	215,221
		354,352
	ENTERTAINMENT CONTENT - 1.8%
7,300	Bollore S.E.	45,829
33,980	Vivendi S.E.	117,229
30,000	Vivendi S.E. - ADR	100,800
		263,858
	FOOD - 3.2%
24,000	GrainCorp Ltd.	122,891

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 54.5% (Continued)
	FOOD - 3.2% (Continued)
3,533	Nestle S.A. - ADR	$350,898
		473,789
	GAS & WATER UTILITIES - 2.2%
3,775	National Fuel Gas Company	319,780

	HOME CONSTRUCTION - 0.2%
500	Fortune Brands Innovations, Inc.	25,740

	HOUSEHOLD PRODUCTS - 1.2%
2,900	Unilever PLC - ADR	177,393

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
360	CME Group, Inc.	99,223

	INSURANCE - 1.2%
500	Aon PLC, Class A	178,380

	INTERNET MEDIA & SERVICES - 1.5%
600	Alphabet, Inc., Class C	106,434
153	Meta Platforms, Inc., Class A	112,928
		219,362
	LEISURE FACILITIES & SERVICES - 1.5%
17,450	Arcos Dorados Holdings, Inc., Class A	137,680
2,549	Six Flags Entertainment Corporation	77,566
		215,246
	MEDICAL EQUIPMENT & DEVICES - 1.7%
2,900	Medtronic PLC	252,793

	METALS & MINING - 1.1%
2,000	Freeport-McMoRan, Inc.	86,700
12,000	Grupo Mexico S.A.B. de C.V., Class B	72,411
		159,111
	OIL & GAS PRODUCERS - 1.6%
1,300	Chevron Corporation	186,147

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 54.5% (Continued)
	OIL & GAS PRODUCERS - 1.6% (Continued)
555	ConocoPhillips	$49,806
		235,953
	PUBLISHING & BROADCASTING - 0.5%
37,700	Louis Hachette Group	77,198

	RETAIL - CONSUMER STAPLES - 2.2%
1,339	PriceSmart, Inc.	140,648
26,542	Wal-Mart de Mexico S.A.B. de C.V.	87,795
1,000	Walmart, Inc.	97,780
		326,223
	RETAIL - DISCRETIONARY - 0.8%
323	Home Depot, Inc.	118,425

	SEMICONDUCTORS - 2.8%
600	Applied Materials, Inc.	109,842
1,630	Micron Technology, Inc.	200,897
300	Tokyo Electron Ltd.	57,655
400	Tokyo Electron Ltd. - ADR	38,452
		406,846
	SOFTWARE - 4.1%
1,190	Microsoft Corporation	591,918

	TECHNOLOGY HARDWARE - 2.5%
5,325	Cisco Systems, Inc.	369,449

	TECHNOLOGY SERVICES - 1.3%
1,000	Fidelity National Information Services, Inc.	81,410
300	Visa, Inc., Class A	106,515
		187,925
	TELECOMMUNICATIONS - 2.7%
26,340	Orange S.A. - ADR	400,105

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares				Fair Value
	COMMON STOCKS — 54.5% (Continued)
	TOBACCO & CANNABIS - 0.9%
3,340	Imperial Brands PLC - ADR			$131,796

	WHOLESALE - CONSUMER STAPLES - 1.8%
3,217	Bunge Global S.A.			258,261

	TOTAL COMMON STOCKS (Cost $5,825,377)			7,959,263

	EXCHANGE-TRADED FUNDS — 3.8%
	COMMODITY - 3.8%
8,500	SPDR Gold MiniShares Trust(a)			556,920
	TOTAL EXCHANGE-TRADED FUNDS (Cost $314,458)

	PREFERRED STOCKS — 1.9%
	HOUSEHOLD PRODUCTS — 1.9%		Dividend Rate(b)
3,500	Henkel A.G. & Company KGaA		2.04	274,806
	TOTAL PREFERRED STOCKS (Cost $323,349)

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 37.7%
	AEROSPACE & DEFENSE — 2.0%
300,000	Spirit AeroSystems, Inc.	3.8500	06/15/26	294,618

	AUTOMOTIVE — 5.1%
250,000	Ford Motor Credit Company, LLC	4.1340	08/04/25	249,744
300,000	Ford Motor Credit Company, LLC	5.8500	05/17/27	302,380
200,000	Honda Motor Company Ltd.	2.5340	03/10/27	194,106
				746,230

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 37.7% (Continued)
	BANKING — 1.4%
200,000	Sumitomo Mitsui Financial Group, Inc.	1.4740	07/08/25	$199,900

	CABLE & SATELLITE — 1.7%
250,000	Grupo Televisa S.A.B	4.6250	01/30/26	247,504

	CONTAINERS & PACKAGING — 1.2%
175,000	Ball Corporation	5.2500	07/01/25	175,000

	INSTITUTIONAL FINANCIAL SERVICES — 3.0%
250,000	Nomura Holdings, Inc.	1.6530	07/14/26	242,853
200,000	Nomura Holdings, Inc.	2.3290	01/22/27	193,488
				436,341
	LEISURE FACILITIES & SERVICES — 1.5%
225,000	Six Flags Entertainment Corp / Canada’s Wonderland Company /Magnum Management Corp	5.3750	04/15/27	224,875

	OIL & GAS PRODUCERS — 1.9%
275,000	Canadian Natural Resources Ltd.	2.0500	07/15/25	274,685

	PUBLISHING & BROADCASTING — 3.3%
466,000	Belo Corporation	7.7500	06/01/27	482,793

	REAL ESTATE INVESTMENT TRUSTS — 2.0%
275,000	Elme Communities	7.2500	02/25/28	289,893

	RETAIL - DISCRETIONARY — 1.4%
200,000	Kohl’s Corporation	4.2500	07/17/25	200,493

	SPECIALTY FINANCE — 8.6%
200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.4500	10/29/26	194,937
625,000	Aircastle Ltd.	4.2500	06/15/26	622,290
250,000	Ally Financial, Inc.	5.7500	11/20/25	250,587
200,000	Synchrony Financial	4.5000	07/23/25	199,868
				1,267,682

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 37.7% (Continued)
	STEEL — 2.9%
400,000	ArcelorMittal S.A.	6.5500	11/29/27	$417,065

	TOBACCO & CANNABIS — 1.7%
250,000	BAT International Finance PLC	1.6680	03/25/26	244,842

	TOTAL CORPORATE BONDS (Cost $5,490,926)			5,501,921
Shares
	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUNDS - 1.7%
242,511	First American Treasury Obligations Fund, Class X, 4.21% (Cost $242,511)(c)			242,511

	TOTAL INVESTMENTS - 99.6% (Cost $12,196,621)			$14,535,421
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%			60,485
	NET ASSETS - 100.0%			$14,595,906

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

DAC	- Designated Activity Company

KGaA	- Kommanditgesellschaft auf Aktien

LLC	- Limited Liability Company

Ltd.	- Limited Company

PCL	- Public Company Limited

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.A.B	- Sociedad Anónima Bursátil

S.A.B de C.V.	- Sociedad Anónima Bursátil de Capital Variable

S.E.	- Societas Europeae

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Euro. Pays annually.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 5.2%
	FIXED INCOME - 5.2%
901,688	Invesco Senior Loan ETF				$18,863,313
374,591	SPDR Blackstone Senior Loan ETF				15,579,240
					34,442,553

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,559,095)				34,442,553

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	ASSET BACKED SECURITIES — 5.2%
	CLO — 5.2%
2,000,000	Apidos CLO LI Ltd. Series 51A E(a),(b)	TSFR3M + 4.850%	9.1470	01/20/38	2,007,917
1,500,000	Apidos Clo XL Ltd. Series 40A ER(a),(b)	TSFR3M + 5.600%	9.8560	07/15/37	1,502,639
1,250,000	Apidos CLO XXXII Series 32A ER(a),(b)	TSFR3M + 5.500%	9.7690	01/20/33	1,249,905
500,000	ARES XLVII CLO Ltd. Series 2018-47A E(a),(b)	TSFR3M + 5.762%	10.0180	04/15/30	499,961
1,000,000	Benefit Street Partners CLO XVI Ltd. Series 16A ER2(a),(b)	TSFR3M + 4.900%	9.1800	01/17/38	994,382
1,510,000	Benefit Street Partners CLO XXVIII Ltd. Series 28A ER(a),(b)	TSFR3M + 5.400%	9.6690	10/20/37	1,519,344
1,500,000	Betony CLO 2 Ltd. Series 2018-1A D(a),(b)	TSFR3M + 5.912%	10.1910	04/30/31	1,398,618
500,000	BlueMountain CLO Ltd. Series 2018-3A E(a),(b)	TSFR3M + 6.212%	10.4930	10/25/30	489,929
500,000	BlueMountain CLO XXII Ltd. Series 2018-22A E(a),(b)	TSFR3M + 5.312%	9.5680	07/15/31	446,848
500,000	Carbone Clo Ltd. Series 2017-1A D(a),(b)	TSFR3M + 6.162%	10.4310	01/20/31	497,222
2,000,000	Carlyle Global Market Strategies CLO Ltd Series 2014-2R(a),(b)	TSFR3M + 5.612%	9.9380	05/15/31	2,002,205
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-1A ER(a),(b)	TSFR3M + 5.662%	9.9410	04/17/31	482,095
1,250,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA D(a),(b)	TSFR3M + 5.662%	9.9440	07/27/31	1,251,773
1,000,000	Cook Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.662%	9.9410	04/17/30	992,904
1,000,000	Dewolf Park CLO Ltd. Series 2017-1A E(a),(b)	TSFR3M + 6.462%	10.7180	10/15/30	1,002,000
750,000	Dryden 54 Senior Loan Fund Series 2017-54A E(a),(b)	TSFR3M + 6.462%	10.7310	10/19/29	726,275
624,000	Galaxy XX CLO Ltd. Series 2015-20A ER(a),(b)	TSFR3M + 5.562%	9.8310	04/20/31	623,938
500,000	Galaxy XXI CLO Ltd. Series 2015-21A ER(a),(b)	TSFR3M + 5.512%	9.7810	04/20/31	499,957
1,000,000	Greenwood Park CLO Ltd. Series 1A E(a),(b)	TSFR3M + 5.212%	9.4680	04/15/31	1,000,750
500,000	Harbor Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.862%	10.1310	01/20/31	500,907
500,000	Highbridge Loan Management Ltd. Series 2013-2A DR(a),(b)	TSFR3M + 6.862%	11.1310	10/20/29	499,936
1,500,000	Meacham Park Clo Ltd. Series 1A E(a),(b)	TSFR3M + 5.350%	9.6190	10/20/37	1,509,267
500,000	Midocean Credit CLO IX Series 2018-9A E(a),(b)	TSFR3M + 6.312%	10.5810	07/20/31	499,318
500,000	Neuberger Berman Loan Advisers CLO 59 Ltd. Series 59A E(a),(b)	TSFR3M + 4.800%	9.0970	01/23/39	499,237
500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A ER(a),(b)	TSFR3M + 5.662%	9.9180	07/15/30	472,029

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 5.2% (Continued)
	CLO — 5.2% (Continued)
500,000	Octagon Investment Partners XVII Ltd. Series 2013-1A ER2(a),(b)	TSFR3M + 5.412%	9.6930	01/25/31	$487,482
1,500,000	Octagon Investment Partners XXII Ltd. Series 2014-1A ERR(a),(b)	TSFR3M + 5.712%	9.9840	01/22/30	1,462,500
1,325,000	OHA Credit Funding 2 LTD Series 2A ER2(a),(b)	TSFR3M + 4.800%	9.0690	01/21/38	1,291,038
750,000	OHA Credit Partners VII Ltd. Series 7A ER4(a),(b)	TSFR3M + 4.500%	8.8220	02/20/38	742,824
2,000,000	Palmer Square CLO Ltd. Series 2023-1A ER(a),(b)	TSFR3M + 4.900%	9.1690	01/20/38	2,008,479
1,000,000	Rockford Tower CLO Ltd. Series 2017-3A E(a),(b)	TSFR3M + 6.012%	10.2810	10/20/30	968,771
1,000,000	Shackleton CLO Ltd. Series 2013-4RA D(a),(b)	TSFR3M + 6.112%	10.3530	04/13/31	968,751
1,000,000	THL Credit Wind River Clo Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.762%	10.0180	07/15/30	1,005,001
500,000	Upland CLO Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 6.162%	10.4310	04/20/31	493,546
1,000,000	VOYA CLO Series 2017-2A D(a),(b)	TSFR3M + 6.282%	10.5380	06/07/30	950,357
40,272	Wellfleet CLO Ltd. Series 2015-1A ER3(a),(b)	TSFR3M + 7.312%	11.5810	07/20/29	22,150
500,000	Wellfleet CLO Ltd. Series 2018-2A D(a),(b)	TSFR3M + 6.332%	10.6010	10/20/31	499,964
					34,070,219
	TOTAL ASSET BACKED SECURITIES (Cost $34,148,619)				34,070,219

	CORPORATE BONDS — 5.1%
	ADVERTISING & MARKETING — 0.3%
2,000,000	Outfront Media Capital, LLC / Outfront Media(a)		4.2500	01/15/29	1,913,970

	APPAREL & TEXTILE PRODUCTS — 0.1%
191,000	Beach Acquisition Bidco, LLC(a)		10.0000	07/15/33	198,394
288,000	Under Armour, Inc.(a)		7.2500	07/15/30	292,408
					490,802
	CHEMICALS — 0.3%
2,500,000	Valvoline, Inc.(a)		3.6250	06/15/31	2,265,285

	CONTAINERS & PACKAGING — 0.5%
1,144,000	Clydesdale Acquisition Holdings, Inc.(a)		6.7500	04/15/32	1,173,825
1,441,000	Graphic Packaging International, LLC(a)		3.5000	03/01/29	1,360,097
196,000	Trivium Packaging Finance BV(a)		8.2500	07/15/30	207,414
295,000	Trivium Packaging Finance BV(a)		12.2500	01/15/31	316,448

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 5.1% (Continued)
	CONTAINERS & PACKAGING — 0.5% (Continued)
				$3,057,784
	FOOD — 0.3%
2,019,972	Chobani Holdco II, LLC(a)	8.7500	10/01/29	2,168,179

	HEALTH CARE FACILITIES & SERVICES — 0.6%
1,300,000	DaVita, Inc.(a)	6.8750	09/01/32	1,347,892
693,000	DaVita, Inc.(a)	6.7500	07/15/33	717,373
1,090,000	LifePoint Health, Inc.(a)	11.0000	10/15/30	1,203,469
910,000	LifePoint Health, Inc.(a)	8.3750	02/15/32	970,662
				4,239,396
	HOME & OFFICE PRODUCTS — 0.3%
219,000	Scotts Miracle-Gro Company (The)	4.0000	04/01/31	201,342
2,137,000	Scotts Miracle-Gro Company (The)	4.3750	02/01/32	1,964,497
				2,165,839
	HOME CONSTRUCTION — 0.2%
1,174,000	APi Group DE, Inc.(a)	4.1250	07/15/29	1,120,243

	INDUSTRIAL INTERMEDIATE PROD — 0.3%
2,000,000	Roller Bearing Company of America, Inc.(a)	4.3750	10/15/29	1,937,853

	INSURANCE — 0.2%
1,350,000	Acrisure, LLC / Acrisure Finance, Inc.(a)	8.5000	06/15/29	1,408,806
195,000	Acrisure, LLC / Acrisure Finance, Inc.(a)	6.7500	07/01/32	197,905
				1,606,711
	LEISURE FACILITIES & SERVICES — 0.3%
2,000,000	Caesars Entertainment, Inc.(a)	6.5000	02/15/32	2,052,833

	OIL & GAS PRODUCERS — 0.3%
1,300,000	Venture Global LNG, Inc.(a)	9.8750	02/01/32	1,404,816
192,000	Venture Global Plaquemines LNG, LLC(a)	6.5000	01/15/34	193,056
194,000	Venture Global Plaquemines LNG, LLC(a)	6.7500	01/15/36	195,068
				1,792,940

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	CORPORATE BONDS — 5.1% (Continued)
	RETAIL - DISCRETIONARY — 0.2%
1,400,000	Metis Merger Sub, LLC(a)		6.5000	05/15/29	$1,376,298

	SPECIALTY FINANCE — 0.6%
1,344,000	Azorra Finance Ltd.(a)		7.7500	04/15/30	1,402,999
777,000	Azorra Finance Ltd.(a)		7.2500	01/15/31	794,777
490,000	Phoenix Aviation Capital Ltd.(a)		9.2500	07/15/30	507,997
294,000	Rocket Companies, Inc.(a)		6.1250	08/01/30	299,629
599,000	Rocket Companies, Inc.(a)		6.3750	08/01/33	613,099
					3,618,501
	TECHNOLOGY SERVICES — 0.2%
1,500,000	Amentum Escrow Corporation(a)		7.2500	08/01/32	1,544,831

	TELECOMMUNICATIONS — 0.1%
584,000	Windstream Escrow, LLC / Windstream Escrow Finance(a)		8.2500	10/01/31	611,857

	TRANSPORTATION & LOGISTICS — 0.3%
477,000	Beacon Mobility Corporation(a)		7.2500	08/01/30	487,227
1,400,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(a)		9.8750	09/20/31	1,362,378
					1,849,605
	TOTAL CORPORATE BONDS (Cost $33,002,201)				33,812,927

		Spread
	TERM LOANS — 82.3%
	AEROSPACE & DEFENSE — 0.8%
1,496,990	Bleriot US Bidco, Inc.(b)	TSFR1M + 4.000%	7.0490	10/31/28	1,502,140
1,623,189	Goat Holdco, LLC(b)	TSFR1M + 3.000%	7.3240	12/10/31	1,627,726
2,232,000	Signia Aerospace, LLC(b)	TSFR1M + 3.000%	7.3220	11/24/31	2,245,949
186,000	Signia Aerospace, LLC(b),(e)	TSFR1M + 1.000%	7.6330	11/24/31	187,163
					5,562,978
	APPAREL & TEXTILE PRODUCTS — 1.0%
5,691,345	Beach Acquisition Bidco, LLC(b)	TSFR1M + 3.250%	7.5620	06/28/32	5,726,916
701,285	Varsity Brands, Inc.(b)	TSFR1M + 3.500%	7.8230	08/26/31	702,053
					6,428,969

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 82.3% (Continued)
	ASSET MANAGEMENT — 6.1%
1,549,122	Aragorn Parent Corporation(b)	TSFR1M + 4.250%	8.3220	12/08/28	$1,559,935
2,699,026	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 3.000%	7.3250	04/07/28	2,705,032
5,750,710	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 5.250%	9.5750	10/23/28	5,781,620
6,124,011	Focus Financial Partners, LLC(b)	TSFR1M + 2.750%	7.0750	09/15/31	6,117,918
627,083	GC Ferry Acquisition I, Inc., Delayed Draw Term B-DD(b)	TSFR1M + 3.500%	7.8250	06/07/32	616,501
3,672,917	GC Ferry Acquisition I, Inc., Term B(b)	TSFR1M + 3.500%	7.8250	06/07/32	3,613,232
863,000	Gryphon Debt Merger Sub, Inc.(b)	TSFR1M + 3.000%	7.3130	06/21/32	863,902
1,574,968	June Purchaser, LLC(b)	TSFR1M + 3.250%	7.4670	09/11/31	1,583,268
262,495	June Purchaser, LLC(b),(e)	TSFR1M + 3.250%	8.4510	09/11/31	263,878
2,544,039	Nexus Buyer, LLC(b)	TSFR1M + 3.500%	7.8200	07/31/31	2,554,317
8,108,868	Osaic Holdings, Inc.(b)	TSFR1M + 3.500%	7.8250	08/16/28	8,136,925
6,420,861	Sophos Intermediate II Ltd.(b)	TSFR1M + 3.610%	7.9360	03/05/27	6,452,837
					40,249,365
	AUTOMOTIVE — 1.9%
1,502,401	Clarios Global, L.P.(b)	TSFR1M + 2.500%	6.8240	05/06/30	1,500,057
1,077,000	Clarios Global, L.P.(b)	TSFR1M + 2.750%	7.0750	01/14/32	1,079,359
3,167,541	First Brands Group, LLC(b)	SOFRRATE + 5.000%	9.5520	03/24/27	3,001,355
2,007,221	First Brands Group, LLC(b)	TSFR1M + 6.000%	9.5520	03/30/27	1,899,755
1,134,141	First Brands Group, LLC(b)	TSFR6M + 8.500%	13.0520	03/30/28	1,026,398
3,045,043	Tenneco, Inc.(b)	TSFR1M + 4.750%	9.1670	11/17/28	2,972,098
885,000	Tenneco, Inc.(b)	TSFR1M + 5.000%	9.4110	11/17/28	865,751
					12,344,773
	BIOTECH & PHARMA — 0.5%
917,115	Amneal Pharmaceuticals, LLC(b)	TSFR1M + 5.500%	9.8250	05/04/28	934,311
2,208,161	Curium Bidco Sarl(b)	TSFR1M + 3.500%	7.7990	07/31/29	2,216,905
					3,151,216
	CABLE & SATELLITE — 0.5%
1,173,724	Virgin Media Bristol, LLC(b)	TSFR1M + 3.250%	7.7240	03/06/31	1,160,321
1,820,318	WideOpenWest Finance, LLC(b)	TSFR3M + 7.262%	11.4350	12/11/28	1,873,407
					3,033,728
	CHEMICALS — 0.8%
1,749,236	Discovery Purchaser Corporation(b)	TSFR1M + 3.750%	8.0470	10/04/29	1,748,685

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 82.3% (Continued)
	CHEMICALS — 0.8% (Continued)
2,134,630	Nouryon Finance BV(b)	TSFR3M + 3.250%	7.5530	04/03/28	$2,147,310
629,964	Sparta US HoldCo, LLC(b)	TSFR1M + 3.000%	7.3230	08/02/30	624,978
1,038,532	Windsor Holdings III, LLC(b)	TSFR1M + 2.750%	7.0720	08/01/30	1,040,002
					5,560,975
	COMMERCIAL SUPPORT SERVICES — 7.1%
1,309,297	Action Environmental Group, Inc. (The)(b)	TSFR1M + 4.500%	8.0490	10/05/30	1,312,570
6,655,748	Allied Universal Holdco, LLC(b)	TSFR1M + 3.750%	8.1750	05/05/28	6,694,984
758,900	Amspec Parent, LLC(b),(e)	TSFR1M + 3.500%	1.0000	12/22/31	763,643
4,932,847	Amspec Parent, LLC(b)	TSFR1M + 3.500%	7.8180	12/22/31	4,963,678
4,403,399	CHG Healthcare Services, Inc.(b)	TSFR1M + 3.000%	7.3130	09/29/28	4,423,632
3,989,375	Conservice Midco, LLC(b)	TSFR1M + 3.000%	7.3250	05/13/30	3,998,530
3,079,319	Ensemble RCM, LLC(b)	TSFR1M + 3.000%	7.2910	08/03/29	3,094,808
5,100,000	Garda World Security Corporation(b)	TSFR1M + 3.000%	7.2920	02/01/29	5,115,555
2,705,969	Grant Thornton Advisors Holdings, LLC(b)	TSFR1M + 2.750%	7.0750	05/30/31	2,706,983
256,000	Prime Security Services Borrower, LLC(b)	TSFR1M + 1.750%	6.0630	02/09/32	254,267
3,732,886	Raven Acquisition Holdings, LLC(b)	TSFR1M + 3.250%	7.5750	10/24/31	3,734,286
266,635	Raven Acquisition Holdings, LLC(b),(e)	TSFR1M + 1.000%	8.0540	10/24/31	266,735
1,177,393	Ryan, LLC(b)	TSFR1M + 4.500%	7.8250	11/09/30	1,180,431
1,425,633	Teneo Holdings, LLC(b)	TSFR1M + 4.750%	9.0750	03/11/31	1,441,372
7,034,691	WestJet Loyalty, L.P.(b)	TSFR1M + 3.850%	7.5490	02/01/31	7,044,365
					46,995,839
	CONSUMER SERVICES — 2.9%
3,495,622	Fugue Finance, LLC(b)	TSFR1M + 3.250%	7.4960	12/05/31	3,520,756
1,768,780	Fugue Finance, LLC(b)	TSFR1M + 2.7550%	7.5160	01/09/32	1,781,498
3,214,509	KUEHG Corporation(b)	TSFR1M + 3.250%	7.5490	06/12/30	3,219,781
4,102,944	Lernen US Finco, LLC(b)	TSFR1M + 4.000%	8.4560	10/01/31	4,135,419
2,425,228	Opal, LLC(b)	TSFR1M + 3.250%	7.5720	03/31/32	2,438,118
381,000	Prometric Holdings, Inc.(b)	TSFR1M + 3.750%	8.0610	06/18/32	381,596
3,989,431	University Support Services, LLC(b)	TSFR1M + 3.350%	7.0630	06/29/28	3,861,430
					19,338,598
	CONTAINERS & PACKAGING — 0.3%
1,740,791	Clydesdale Acquisition Holdings, Inc., Term B(b)	TSFR1M + 3.250%	7.5710	03/29/32	1,735,960
30,433	Clydesdale Acquisition Holdings, Inc., Delayed Draw Term B-DD(b),(e)	TSFR1M + 3.250%	7.5710	03/29/32	30,349
					1,766,309

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 82.3% (Continued)
	ELECTRIC UTILITIES — 0.2%
1,323,900	Edgewater Generation, LLC(b)	TSFR1M + 3.250%	7.3220	08/01/30	$1,330,638

	ELECTRICAL EQUIPMENT — 0.2%
1,276,161	Lsf12 Crown US Commercial Bidco, LLC(b)	TSFR1M + 4.250%	8.5690	10/11/31	1,284,539

	ENGINEERING & CONSTRUCTION — 0.2%
1,268,094	Chromalloy Corporation(b)	TSFR1M + 3.750%	8.0380	03/24/31	1,271,658

	ENTERTAINMENT CONTENT — 0.1%
282,856	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	9.9390	09/01/27	255,190
652,515	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	10.9450	09/01/27	589,828
					845,018
	FOOD — 0.2%
1,244,203	Nomad Foods US, LLC(b)	TSFR1M + 3.000%	6.5350	11/08/29	1,246,051

	HEALTH CARE FACILITIES & SERVICES — 7.0%
245,524	ADMI Corporation(b)	TSFR1M + 3.375%	7.8140	12/23/27	233,145
5,085,124	Bella Holding Company, LLC(b)	TSFR1M + 3.250%	7.5750	05/10/28	5,107,372
354,279	Hanger, Inc.(b),(e)	TSFR1M + 1.000%	5.6620	10/16/31	355,283
2,751,566	Hanger, Inc.(b)	TSFR1M + 3.500%	7.8250	10/16/31	2,759,366
5,149,302	Heartland Dental, LLC(b)	TSFR1M + 4.500%	8.8250	04/28/28	5,162,201
8,171,227	LifePoint Health, Inc.(b)	TSFR1M + 3.750%	8.0520	05/14/31	8,097,155
1,336,070	LifePoint Health, Inc.(b)	TSFR1M + 3.500%	7.8170	05/19/31	1,317,819
4,031,889	MED ParentCo, L.P.(b)	TSFR1M + 3.500%	7.8250	04/15/31	4,052,775
161,491	National Mentor Holdings, Inc.(b)	TSFR3M + 3.850%	8.1490	02/18/28	156,445
5,587,710	National Mentor Holdings, Inc.(b)	TSFR1M + 3.850%	8.1620	02/18/28	5,413,094
1,354,629	National Mentor Holdings, Inc.(b)	TSFR3M + 7.250%	11.6490	02/18/29	1,292,316
2,477,946	Outcomes Group Holdings, Inc.(b)	TSFR1M + 3.250%	7.6070	05/06/31	2,495,750
3,884,953	Southern Veterinary Partners, LLC(b)	TSFR1M + 3.250%	7.5270	10/30/31	3,893,889
5,887,813	Star Parent, Inc.(b)	TSFR1M + 4.000%	8.2990	09/19/30	5,837,825
					46,174,435
	HOME & OFFICE PRODUCTS — 2.6%
7,587,556	AI Aqua Merger Sub, Inc.(b)	TSFR1M + 3.000%	7.3190	07/31/28	7,585,356
8,632,341	Weber-Stephen Products, LLC(b)	TSFR1M + 3.365%	7.6890	10/20/27	8,586,633

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 82.3% (Continued)
	HOME & OFFICE PRODUCTS — 2.6% (Continued)
668,879	Weber-Stephen Products, LLC(b)	TSFR1M + 4.350%	8.6750	10/29/27	$668,210
					16,840,199
	HOUSEHOLD PRODUCTS — 0.1%
700,000	Kronos Acquisition Holdings, Inc.(b)	TSFR1M + 4.000%	8.5840	06/27/31	629,300

	INDUSTRIAL SUPPORT SERVICES — 0.0%(c)
230,000	Aggreko Holdings, Inc.(b)	TSFR1M + 3.000%	7.3140	05/25/31	230,647

	INSTITUTIONAL FINANCIAL SERVICES — 3.3%
6,800,000	Aretec Group, Inc.(b)	TSFR1M + 3.500%	7.8250	08/09/30	6,819,992
4,772,815	Armor Holdco, Inc.(b)	TSFR1M + 3.750%	8.0690	12/11/28	4,803,839
8,670,626	Ascensus Holdings, Inc.(b)	TSFR1M + 3.000%	7.3250	08/02/28	8,697,721
846,050	Hudson River Trading, LLC(b)	TSFR1M + 3.000%	7.2970	03/20/30	849,621
237,000	Summit Acquisition, Inc.(b)	TSFR1M + 3.750%	8.0790	10/10/31	237,889
					21,409,062
	INSURANCE — 7.9%
4,034,793	Acrisure, LLC(b)	TSFR1M + 3.000%	7.3250	11/06/30	4,030,052
1,748,000	Acrisure, LLC(b)	TSFR1M + 3.250%	7.5740	06/07/32	1,748,000
5,900,000	Alera Group Intermediate Holdings, Inc.(b)	TSFR1M + 3.250%	7.5750	05/21/32	5,924,337
2,306,643	Alliant Holdings Intermediate, LLC(b)	TSFR1M + 3.000%	7.0690	09/12/31	2,309,780
2,411,000	Asurion, LLC(b)	TSFR1M + 5.250%	9.6890	01/29/28	2,312,306
823,893	Asurion, LLC(b)	TSFR1M + 4.000%	8.4250	08/17/28	813,652
900,000	Asurion, LLC(b)	TSFR1M + 5.250%	9.6890	01/14/29	837,351
807,000	Asurion, LLC(b)	TSFR1M + 4.250%	8.5740	09/19/30	785,009
1,500,000	Baldwin Insurance Group Holdings, LLC (The)(b)	TSFR1M + 3.100%	7.2970	05/27/31	1,503,128
9,500,000	BroadStreet Partners, Inc.(b)	TSFR1M + 3.250%	7.3250	05/12/31	9,522,087
4,183,242	Howden Group Holdings Ltd.(b)	TSFR1M + 3.500%	7.8250	04/18/30	4,210,831
1,000,000	Hyperion Refinance Sarl(b)	TSFR1M + 3.000%	7.3250	02/18/31	1,004,260
8,089,408	IMA Financial Group, Inc. (The)(b)	TSFR1M + 3.850%	7.3160	11/01/28	8,097,860
2,303,593	OneDigital Borrower, LLC(b)	TSFR1M + 3.000%	7.3250	07/02/31	2,302,878
1,507,984	OneDigital Borrower, LLC(b)	TSFR1M + 5.250%	9.5750	06/14/32	1,513,639
2,147,487	PCF Insurance Services of the West, LLC(b)	TSFR1M + 3.250%	7.5610	06/14/32	2,154,198
3,290,392	Sedgwick Claims Management Services, Inc.(b)	TSFR1M + 3.750%	7.3130	02/17/28	3,305,939
					52,375,307

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 82.3% (Continued)
	INTERNET MEDIA & SERVICES — 1.8%
883,473	Endurance International Group Holdings, Inc.(b)	TSFR1M + 3.615%	7.9400	02/10/28	$640,796
1,600,000	Knot Worldwide, Inc. (The)(b)	TSFR1M + 3.750%	8.0750	01/31/28	1,598,000
1,373,738	MH Sub I, LLC(b)	TSFR1M + 4.250%	8.5750	05/03/28	1,291,313
1,487,697	MH Sub I, LLC(b)	TSFR1M + 6.250%	10.5750	02/23/29	1,314,380
1,620,447	MH Sub I, LLC(b)	TSFR1M + 4.250%	8.5740	12/11/31	1,412,325
5,687,704	Pug, LLC(b)	TSFR1M + 4.750%	9.0750	03/12/30	5,536,013
					11,792,827
	LEISURE FACILITIES & SERVICES — 2.0%
4,850,000	ClubCorp Holdings, Inc.(b)	TSFR3M + 5.000%	9.5610	09/18/26	4,862,125
1,500,000	IRB Holding Corporation(b)	TSFR1M + 2.500%	6.8250	12/15/27	1,501,567
1,514,591	Voyager Parent, LLC(b)	TSFR1M + 4.750%	9.0720	05/10/32	1,501,127
5,440,093	William Morris Endeavor Entertainment, LLC(b)	TSFR1M + 3.000%	7.3190	03/24/32	5,453,693
					13,318,512
	MEDICAL EQUIPMENT & DEVICES — 1.1%
1,732,457	Archimedes Debt Merger Sub, LLC(b)	TSFR1M + 4.000%	8.3280	05/17/32	1,690,583
2,896,111	Bausch + Lomb Corporation(b)	TSFR1M + 4.000%	8.3290	09/14/28	2,902,149
2,220,000	Bausch + Lomb Corporation(b)	TSFR1M + 4.250%	8.5610	12/18/30	2,226,949
233,000	Performance Health Holdings, Inc.(b)	TSFR1M + 3.750%	7.9500	02/27/32	227,175
					7,046,856
	OIL & GAS PRODUCERS — 1.1%
1,309,930	EG America, LLC(b)	TSFR1M + 4.250%	8.5630	02/07/28	1,317,528
1,499,145	Prairie Acquiror, L.P.(b)	TSFR1M + 4.250%	8.5750	08/01/29	1,510,853
2,511,190	RelaDyne, Inc.(b)	SOFRRATE + 4.250%	8.3240	12/23/28	2,522,202
1,885,535	Rockpoint Gas Storage Partners, L.P.(b)	TSFR3M + 3.000%	7.2990	09/18/31	1,894,850
					7,245,433
	PUBLISHING & BROADCASTING — 1.8%
6,418,029	Cengage Learning, Inc.(b)	TSFR6M + 3.500%	7.8260	03/24/31	6,440,877
3,263,804	Houghton Mifflin Harcourt Company(b)	TSFR1M + 5.350%	9.6690	04/09/29	3,208,320
2,646,264	McGraw-Hill Education, Inc.(b)	TSFR3M + 3.250%	7.5750	08/06/31	2,658,397
					12,307,594
	RENEWABLE ENERGY — 1.4%
8,980,383	Granite Acquisition, Inc.(b)	TSFR1M + 2.865%	7.1890	03/17/28	8,899,020

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 82.3% (Continued)
	RETAIL - CONSUMER STAPLES — 0.1%
703,978	Heritage Grocers Group, LLC(b)	TSFR3M + 6.850%	11.1260	08/01/29	$649,508

	RETAIL - DISCRETIONARY — 2.5%
994,975	Foundation Building Materials, Inc.(b)	TSFR1M + 4.000%	8.5520	01/27/31	976,851
6,225,000	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	7.5770	01/16/32	6,225,996
163,158	LBM Acquisition, LLC(b)	TSFR1M + 3.850%	8.1750	12/08/27	161,323
1,347,076	LBM Acquisition, LLC(b)	TSFR1M + 3.750%	8.1790	05/30/31	1,262,884
6,000,000	Mavis Tire Express Services Topco Corporation(b)	TSFR1M + 3.000%	7.3120	05/04/28	6,004,590
1,935,544	Petco Health & Wellness Company, Inc.(b)	TSFR3M + 3.350%	8.1150	02/25/28	1,788,133
					16,419,777
	SEMICONDUCTORS — 0.2%
1,500,000	Icon Parent, Inc.(b)	TSFR1M + 5.000%	9.3150	09/13/32	1,516,560

	SOFTWARE — 17.9%
5,661,150	Avalara, Inc.(b)	TSFR1M + 3.250%	7.5530	03/29/32	5,692,229
4,875,278	Azalea Topco, Inc.(b)	TSFR1M + 3.250%	7.5750	04/30/31	4,890,001
7,210,579	BMC Software, Inc.(b)	TSFR1M + 3.000%	7.2910	07/30/31	7,174,057
1,121,494	Boxer Parent Company, Inc.(b)	TSFR1M + 5.750%	10.0410	07/06/32	1,094,163
1,702,723	Bracket Intermediate Holding Corporation(b)	TSFR3M + 4.250%	8.5490	05/08/28	1,710,351
6,370,422	Central Parent, Inc.(b)	TSFR1M + 3.250%	7.5490	07/06/29	5,335,547
4,039,510	Cloud Software Group, Inc.(b)	TSFR1M + 3.500%	7.7990	03/29/29	4,048,457
4,101,122	Cloud Software Group, Inc.(b)	TSFR1M + 3.750%	8.0490	03/24/31	4,112,646
3,594,829	Clover Holdings 2, LLC(b)	TSFR1M + 4.000%	8.2950	11/03/31	3,604,930
6,794,701	ConnectWise, LLC(b)	TSFR3M + 3.762%	8.0610	09/24/28	6,837,880
7,934,237	Cotiviti, Inc.(b)	TSFR1M + 3.250%	7.0740	02/24/31	7,906,982
282,513	Cotiviti, Inc.(b)	TSFR1M + 2.750%	7.0770	02/17/32	281,513
815,870	DS Admiral Bidco, LLC(b)	TSFR1M + 4.250%	8.5490	06/05/31	813,831
5,700,000	Envestnet, Inc.(b)	TSFR1M + 3.500%	7.7910	09/19/31	5,716,388
5,581,869	Flexera Software, LLC(b)	TSFR1M + 3.000%	7.2990	03/03/28	5,592,837
2,814,919	Idera, Inc.(b)	TSFR1M + 3.500%	7.7910	03/02/28	2,647,488
2,593,269	Isolved, Inc.(b)	TSFR1M + 3.250%	7.5750	10/15/30	2,606,637
615,000	Jaggaer, LLC(b)	TSFR1M + 5.250%	9.5630	10/08/32	608,081
5,023,063	McAfee Corporation(b)	TSFR1M + 3.000%	7.3190	03/01/29	4,888,596
3,932,967	Mitchell International, Inc.(b)	TSFR1M + 3.250%	7.5750	06/06/31	3,934,265

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 82.3% (Continued)
	SOFTWARE — 17.9% (Continued)
1,680,555	Mitchell International, Inc.(b)	TSFR1M + 5.250%	9.5740	06/07/32	$1,659,968
2,854,008	Modena Buyer, LLC(b)	TSFR1M + 4.500%	8.7910	04/21/31	2,755,901
2,672,969	PointClickCare Technologies, Inc.(b)	TSFR1M + 3.250%	7.5490	10/11/31	2,688,018
3,414,358	Project Alpha Intermediate Holding, Inc.(b)	TSFR1M + 3.250%	7.5490	10/28/30	3,434,281
100,000	Project Boost Purchaser, LLC(b)	TSFR1M + 5.250%	9.5570	07/02/32	101,042
1,235,398	Project Sky Merger Sub, Inc.(b)	TSFR1M + 6.000%	10.4250	08/10/29	1,124,990
2,264,650	Proofpoint, Inc.(b)	TSFR1M + 3.000%	7.3240	08/31/28	2,268,704
1,403,516	RealPage, Inc.(b)	TSFR1M + 3.250%	7.5610	02/18/28	1,395,453
1,751,465	RealPage, Inc.(b)	TSFR1M + 3.750%	8.0490	04/24/28	1,756,448
4,763,033	Rocket Software, Inc.(b)	TSFR1M + 4.750%	8.5750	11/28/28	4,779,465
2,479,152	Starlight Parent, LLC(b)	TSFR1M + 4.000%	8.3230	03/15/32	2,430,089
5,100,000	Storable, Inc.(b)	TSFR1M + 3.250%	7.5740	04/17/31	5,102,142
2,215,770	Zelis Payments Buyer, Inc.(b)	TSFR1M + 2.750%	7.0750	09/28/29	2,204,281
5,091,023	Zelis Payments Buyer, Inc.(b)	TSFR1M + 3.250%	7.5750	10/27/31	5,070,863
1,375,624	Zuora, Inc.(b)	TSFR1M + 3.500%	7.8150	12/15/31	1,371,326
					117,639,850
	SPECIALTY FINANCE — 2.0%
5,650,000	Apex Group Treasury, LLC(b)	TSFR1M + 3.500%	7.8150	02/20/32	5,637,655
2,326,511	CFC USA 2025, LLC(b)	TSFR1M + 3.750%	8.0740	05/31/32	2,320,695
944,000	Colossus Acquireco, LLC(b)	TSFR1M + 1.750%	6.0660	06/14/32	938,926
308,000	IMC Global Holdings, LLC(b)	TSFR1M + 3.500%	7.8250	06/02/32	310,310
1,330,371	Kestra Advisor Services Holdings A, Inc.(b)	TSFR1M + 3.000%	7.2910	03/24/31	1,331,342
2,605,622	Orion US Finco(b)	TSFR1M + 3.500%	7.8330	05/20/32	2,616,696
					13,155,624
	TECHNOLOGY HARDWARE — 0.6%
2,600,000	Bingo Holdings I, LLC(b)	TSFR1M + 4.750%	9.0720	06/14/32	2,563,444
1,076,772	Pitney Bowes, Inc.(b)	TSFR1M + 3.750%	8.0750	02/02/32	1,076,772
					3,640,216
	TECHNOLOGY SERVICES — 2.8%
4,483,043	Access CIG, LLC(b)	TSFR1M + 5.000%	8.5410	08/15/28	4,509,313
2,260,104	Blackhawk Network Holdings, Inc.(b)	TSFR1M + 4.000%	8.3250	03/12/29	2,275,111
1,000,000	Escape Velocity Holdings, Inc.(b)	TSFR3M + 4.512%	8.8400	10/06/28	1,000,485
3,235,028	Fortress Intermediate 3, Inc.(b)	TSFR1M + 3.750%	8.0740	05/09/31	3,247,159
1,760,508	ION Trading Technologies Sarl(b)	TSFR3M + 3.500%	7.7990	04/03/28	1,763,757

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 82.3% (Continued)
	TECHNOLOGY SERVICES — 2.8% (Continued)
3,887,774	Kaseya, Inc.(b)	TSFR1M + 3.250%	7.5720	03/08/32	$3,907,524
2,000,000	Neon Maple US Debt Mergersub, Inc.(b)	TSFR1M + 3.000%	7.3240	07/21/31	2,005,620
73,275	Peraton Corporation(b)	TSFR3M + 7.750%	12.1790	02/01/29	52,246
					18,761,215
	TELECOMMUNICATIONS — 0.7%
1,205,213	Crown Subsea Communications Holding, Inc.(b)	TSFR1M + 4.000%	8.3370	01/30/31	1,214,505
3,053,526	QualityTech, L.P.(b)	TSFR1M + 3.500%	7.8260	11/04/31	3,068,793
					4,283,298
	TRANSPORTATION & LOGISTICS — 1.8%
1,008,102	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 2.250%	6.5430	04/20/28	1,002,981
276,000	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 3.250%	7.5810	05/28/32	278,139
297,036	Beacon Mobility Corporation, Delayed Draw Term DD(b)	TSFR1M + 3.250%	7.5610	06/17/30	297,036
2,168,364	Beacon Mobility Corporation, Term B(b)	TSFR1M + 3.250%	7.5610	06/17/30	2,168,364
6,131,014	JetBlue Airways Corporation(b)	TSFR1M + 5.500%	9.0550	08/13/29	5,773,147
1,071,607	Kenan Advantage Group, Inc. (The)(b)	TSFR1M + 3.250%	7.5750	01/25/29	1,058,212
997,500	Swissport Stratosphere Usa, LLC(b)	TSFR1M + 3.750%	8.0440	04/18/31	1,004,672
					11,582,551
	WHOLESALE - CONSUMER STAPLES — 0.8%
5,423,291	Golden State Foods Corporation(b)	TSFR1M + 4.250%	8.5760	10/07/31	5,456,102

	TOTAL TERM LOANS (Cost $542,655,853)				541,784,547

Shares
	SHORT-TERM INVESTMENTS — 7.2%
	MONEY MARKET FUNDS - 7.2%
47,366,020	First American Treasury Obligations Fund, Class X, 4.21% (Cost $47,366,020)(d)				47,366,020

	TOTAL INVESTMENTS - 105.0% (Cost $691,731,788)				$691,476,266
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%				(33,077,714)
	NET ASSETS - 100.0%				$658,398,552

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

BV	- Besloten Vennootschap

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

SOFRRATE	United States Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is $66,014,343 or 10.0% of net assets.

(b)	Variable rate security; the rate shown represents the rate on June 30, 2025.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(e)	This Investment or portion thereof was not funded as of June 30, 2025. The Fund had $1,664,056 at par value in unfunded commitments as of June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 4.8%
	FIXED INCOME - 4.8%
32,000	SPDR Portfolio High Yield Bond ETF			$761,600
	TOTAL EXCHANGE-TRADED FUNDS (Cost $750,560)
		Coupon Rate
		(%)
	PREFERRED STOCKS — 0.1%
	LEISURE FACILITIES & SERVICES — 0.1%
4,371	FAT Brands, Inc.	8.2500		10,709
	TOTAL PREFERRED STOCKS (Cost $102,762)

	CONVERTIBLE BONDS — 23.0%
	ASSET MANAGEMENT — 9.7%		Maturity
887,000	Capital Southwest Corporation	5.1250	11/15/29	876,467
500,000	WisdomTree, Inc.	5.7500	08/15/28	658,750
				1,535,217
	SPECIALTY FINANCE — 3.6%
400,000	EZCORP, Inc.(a)	3.7500	12/15/29	581,500

	TECHNOLOGY SERVICES — 9.7%
550,000	Cleanspark, Inc.(a),(b)	0.0000	06/15/30	541,014
500,000	MARA Holdings, Inc.(a),(b)	0.0000	06/01/31	430,250
550,000	Riot Platforms, Inc.(a)	0.7500	01/15/30	572,000
				1,543,264

	TOTAL CONVERTIBLE BONDS (Cost $3,477,935)			3,659,981

Principal
Amount ($)
	CORPORATE BONDS — 64.0%
	ASSET MANAGEMENT — 2.1%
350,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation	5.2500	05/15/27	339,380

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 64.0% (Continued)
	CONSUMER SERVICES — 1.9%
300,000	Upbound Group, Inc.(a)	6.3750	02/15/29	$295,391

	ENGINEERING & CONSTRUCTION — 1.0%
145,000	Tutor Perini Corporation(a)	11.8750	04/30/29	163,328

	ENTERTAINMENT CONTENT — 3.1%
478,000	AMC Networks, Inc.(a)	10.2500	01/15/29	496,897

	FORESTRY, PAPER & WOOD PRODUCTS — 1.8%
350,000	Mercer International, Inc.	5.1250	02/01/29	284,672

	HOUSEHOLD PRODUCTS — 0.9%
150,000	Central Garden & Pet Company	4.1250	10/15/30	141,726

	LEISURE FACILITIES & SERVICES — 6.7%
500,000	Full House Resorts, Inc.(a)	8.2500	02/15/28	486,252
550,000	Odeon Finco PLC(a)	12.7500	11/01/27	575,185
				1,061,437
	METALS & MINING — 7.1%
865,000	Coeur Mining, Inc.(a)	5.1250	02/15/29	843,984
300,000	Hecla Mining Company	7.2500	02/15/28	302,565
				1,146,549
	OIL & GAS PRODUCERS — 1.1%
175,000	Occidental Petroleum Corporation	6.6000	03/15/46	172,600

	OIL & GAS SERVICES & EQUIPMENT — 2.9%
200,000	Nine Energy Service, Inc.	13.0000	02/01/28	102,333
517,000	Transocean, Inc.	6.8000	03/15/38	363,968
				466,301
	PUBLISHING & BROADCASTING — 1.7%
250,000	Gray Media, Inc.(a)	10.5000	07/15/29	268,624

	REAL ESTATE INVESTMENT TRUSTS — 10.3%
1,000,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	5.0000	10/15/27	924,396

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 64.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 10.3% (Continued)
1,000,000	Office Properties Income Trust(a)	9.0000	09/30/29	$720,150
				1,644,546
	RETAIL - DISCRETIONARY — 14.7%
1,065,000	Bed Bath & Beyond, Inc.(c)	5.1650	08/01/44	26,261
457,960	Carvana Company(a)	14.0000	06/01/31	543,091
500,000	Hertz Corporation (The)(a)	12.6250	07/15/29	523,198
1,283,000	Kohl’s Corporation	5.5500	07/17/45	686,567
825,000	Nordstrom, Inc.	5.0000	01/15/44	575,981
				2,355,098
	SPECIALTY FINANCE — 3.3%
500,000	Enova International, Inc.(a)	9.1250	08/01/29	526,748

	STEEL — 4.4%
653,000	United States Steel Corporation	6.6500	06/01/37	695,886

	TECHNOLOGY HARDWARE — 0.0%
8,669,000	ENERGY CONVERSION DEVICES INC(a)(b)(c)(e)(f)	0.0000	12/15/49	—

	TECHNOLOGY SERVICES — 1.0%
150,000	Unisys Corporation(a)	10.6250	01/15/31	155,170

	TOTAL CORPORATE BONDS (Cost $14,065,688)			10,214,353

Shares
	SHORT-TERM INVESTMENTS — 6.3%
	MONEY MARKET FUNDS - 6.3%
1,006,623	First American Treasury Obligations Fund, Class X, 4.21% (Cost $1,006,623)(d)			1,006,623

	TOTAL INVESTMENTS - 98.2% (Cost $19,403,568)			$15,653,266
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%			287,428
	NET ASSETS - 100.0%			$15,940,694

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

ETF	- Exchange-Traded Fund

L.P.	- Limited Partnership

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is 7,722,782 or 48.4% of net assets.

(b)	Zero coupon bond.

(c)	Represents issuer in default on interest payments; non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(e)	Illiquid security. The total fair value of these securities as of June 30, 2025 was $0, representing 0% of net assets.

(f)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 47.5%
	ASSET MANAGEMENT - 27.7%
3,500	Ares Capital Corporation	$76,860
19,034	Blue Owl Capital, Inc.	365,643
20,000	Capital Southwest Corporation	440,800
11,000	Carlyle Group, Inc. (The)(a)	565,400
7,087	Carlyle Secured Lending, Inc.	96,950
45,292	Compass Diversified Holdings	284,434
4,900	Crescent Capital BDC, Inc.	69,090
12,128	Main Street Capital Corporation(a)	716,765
68,210	PennantPark Investment Corporation	466,556
95,140	Prospect Capital Corporation(a)	302,545
42,466	SuRo Capital Corporation(b)	348,646
3,400	TPG, Inc.(a)	178,330
70,337	Trinity Capital, Inc.(a)	989,643
49,500	US Global Investors, Inc., Class A	127,710
		5,029,372
	AUTOMOTIVE - 0.4%
6,200	Ford Motor Company	67,270

	OIL & GAS PRODUCERS - 2.8%
18,298	Civitas Resources, Inc.	503,561

	REAL ESTATE INVESTMENT TRUSTS - 10.1%
600	Extra Space Storage, Inc.	88,464
7,947	Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	213,456
2,390	Innovative Industrial Properties, Inc.	131,976
32,795	NexPoint Diversified Real Estate Trust	137,410
5,000	Realty Income Corporation	288,050
29,475	VICI Properties, Inc.	960,886
		1,820,242
	RETAIL - DISCRETIONARY - 1.8%
1,689	Dick’s Sporting Goods, Inc.	334,101

	SPECIALTY FINANCE - 3.2%
26,000	Advanced Flower Capital, Inc.	116,480

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares				Fair Value
	COMMON STOCKS — 47.5% (Continued)
	SPECIALTY FINANCE - 3.2% (Continued)
1,600	OneMain Holdings, Inc.			$91,200
24,106	Rithm Capital Corporation			272,156
8,666	Sunrise Realty Trust, Inc.			91,860
				571,696
	TELECOMMUNICATIONS - 1.1%
4,561	Verizon Communications, Inc.			197,354

	TRANSPORTATION & LOGISTICS - 0.4%
700	Copa Holdings S.A., Class A			76,979

	TOTAL COMMON STOCKS (Cost $11,537,594)			8,600,575

	EXCHANGE-TRADED FUNDS — 7.0%
	EQUITY - 3.1%
897	SPDR S&P 500 ETF Trust			554,211

	FIXED INCOME - 3.9%
30,000	SPDR Portfolio High Yield Bond ETF			714,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,258,303)			1,268,211

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 13.2%
	ASSET MANAGEMENT — 5.9%
500,000	Capital Southwest Corporation	5.1250	11/15/29	494,063
435,000	WisdomTree, Inc.	5.7500	08/15/28	573,112
				1,067,175
	SPECIALTY FINANCE — 1.2%
150,000	EZCORP, Inc.(c)	3.7500	12/15/29	218,063

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 13.2% (Continued)
	TECHNOLOGY SERVICES — 6.1%
550,000	Cleanspark, Inc.(c),(d)	0.0000	06/15/30	$541,014
550,000	Riot Platforms, Inc.(c)	0.7500	01/15/30	572,000
				1,113,014

	TOTAL CONVERTIBLE BONDS (Cost $2,301,490)			2,398,252

	CORPORATE BONDS — 28.4%
	LEISURE FACILITIES & SERVICES — 5.6%
500,000	Full House Resorts, Inc.(c)	8.2500	02/15/28	486,252
515,000	Odeon Finco PLC(c)	12.7500	11/01/27	538,583
				1,024,835
	OIL & GAS SERVICES & EQUIPMENT — 4.4%
250,000	Nine Energy Service, Inc.	13.0000	02/01/28	127,916
953,000	Transocean, Inc.	6.8000	03/15/38	670,913
				798,829
	REAL ESTATE INVESTMENT TRUSTS — 10.0%
1,112,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	5.0000	10/15/27	1,027,929
1,096,000	Office Properties Income Trust(c)	9.0000	09/30/29	789,284
				1,817,213
	RETAIL - DISCRETIONARY — 7.5%
373,000	Bed Bath & Beyond, Inc.(e)	5.1650	08/01/44	9,198
457,960	Carvana Company(c)	14.0000	06/01/31	543,090
500,000	Hertz Corporation (The)(c)	12.6250	07/15/29	523,197
528,000	Kohl’s Corporation	5.5500	07/17/45	282,547
				1,358,032
	TECHNOLOGY HARDWARE — 0.0%
5,543,000	ENERGY CONVERSION DEVICES INC(c)(d)(e)(f)(g)	0.0000	12/15/49	—

	TECHNOLOGY SERVICES — 0.9%
150,000	Unisys Corporation(c)	10.6250	01/15/31	155,170

	TOTAL CORPORATE BONDS (Cost $7,377,654)			5,154,079

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.3%
	COLLATERAL FOR SECURITIES LOANED - 16.7%
3,029,214	Mount Vernon Liquid Assets Portfolio, , 4.46% (Cost $3,029,214)(h),(i)	$3,029,214

	MONEY MARKET FUNDS - 2.6%
480,387	First American Treasury Obligations Fund, Class X, 4.21% (Cost $480,387)(i)	480,387

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,509,601)	3,509,601

	TOTAL INVESTMENTS - 115.4% (Cost $25,984,642)	$20,930,718
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.4)%	(2,788,447)
	NET ASSETS - 100.0%	$18,142,271

BDC	- Business Development Company

ETF	- Exchange-Traded Fund

L.P.	- Limited Partnership

PLC	- Public Limited Company

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $2,932,761.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is 4,366,653 or 24.1% of net assets.

(d)	Zero coupon bond.

(e)	Represents issuer in default on interest payments; non-income producing security.

(f)	Illiquid security. The total fair value of these securities as of June 30, 2025 was $0, representing 0% of net assets.

(g)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(h)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $3,029,214 at June 30, 2025.

(i)	Rate disclosed is the seven day effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities
June 30, 2025

			Catalyst/MAP	Catalyst/CIFC			Catalyst/SMH
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Senior Secured		Catalyst/SMH	Total Return
	Income Fund	Income Strategy Fund	Fund	Income Fund		High Income Fund	Income Fund
ASSETS:
Investment in Securities, at Cost	$54,261,197	$103,547,396	$12,196,621	$691,731,788	(a)	$19,403,568	$25,984,642
Investment in Securities, at Value	$54,341,658	$76,677,376	$14,535,421	$691,476,266		$15,653,266	$20,930,718
Receivable for Fund shares sold	138,186	8,420	1,416	681,713		32,603	5
Receivable for securities sold	—	—	—	46,744,396		—	—
Dividends and interest receivable	724,594	326,491	90,850	6,381,137		317,140	264,766
Due from Advisor	—	—	3,171	—		—	—
Prepaid expenses and other assets	18,304	24,029	19,147	59,436		19,673	19,295
Total Assets	55,222,742	77,036,316	14,650,005	745,342,948		16,022,682	21,214,784
LIABILITIES:
Payable for securities purchased	—	—	—	84,494,196		—	—
Investment advisory fees payable	18,105	97,889	—	341,378		1,897	4,822
Distribution Payable	30,981	—	—	795,155		—	—
Payable upon return of securities loaned (Market value of securities on loan $0; $0; $0; $0; $0; $2,932,761)	—	—	—	—		—	3,029,214
Payable for Fund shares redeemed	60,270	130,445	18,116	1,034,862		44,339	3,205
Payable to related parties	8,727	22,370	8,188	60,603		8,972	8,481
Trustee fee payable	3,960	4,077	4,000	4,770		4,019	3,991
Accrued 12b-1 fees	5,788	5,184	7,079	87,304		6,993	5,727
Compliance Officer fees payable	—	263	77	88		12	21
Accrued expenses and other liabilities	25,116	39,770	16,639	126,040		15,756	17,052
Total Liabilities	152,947	299,998	54,099	86,944,396		81,988	3,072,513
Commitments and contingent liabilities (Note 10)
Net Assets	$55,069,795	$76,736,318	$14,595,906	$658,398,552		$15,940,694	$18,142,271

NET ASSETS CONSIST OF:
Paid in capital	$63,124,636	$218,932,512	$12,465,027	$681,304,488		$50,927,461	$39,931,979
Accumulated earnings (losses)	(8,054,841)	(142,196,194)	2,130,879	(22,905,936)		(34,986,767)	(21,789,708)
Net Assets	$55,069,795	$76,736,318	$14,595,906	$658,398,552		$15,940,694	$18,142,271

Class A
Net Assets	$3,375,621	$8,876,244	$2,104,155	$41,811,312		$7,508,476	$4,906,549
Shares of beneficial interest outstanding (b)	363,762	1,165,252	172,824	4,532,941		2,015,533	1,068,946
Net asset value per share (Net assets/shares outstanding)	$9.28	$7.62	$12.18	$9.22		$3.73	$4.59
Maximum offering price per share (c)	$9.74	$8.00	$12.92	$9.68		$3.92	$4.87
Minimum redemption price per share (d)	$9.19	$7.54	$12.06	$9.13		$3.69	$4.54

Class C
Net Assets	$2,797,664	$7,254,564	$4,597,352	$64,342,900		$1,751,428	$2,279,002
Shares of beneficial interest outstanding (b)	301,540	958,839	385,966	7,004,740		468,866	497,106
Net asset value, offering price and
redemption price per share (Net assets/shares outstanding)	$9.28	$7.57	$11.91	$9.19		$3.74	$4.58

Class I
Net Assets	$48,896,510	$60,605,510	$7,894,399	$550,118,192		$6,680,790	$10,956,720
Shares of beneficial interest outstanding (b)	5,262,722	7,955,757	647,740	59,608,950		1,792,121	2,395,337
Net asset value, offering price and
redemption price per share (Net assets/shares outstanding)	$9.29	$7.62	$12.19	$9.23		$3.73	$4.57

Class C-1 (e)
Net Assets				$2,126,148
Shares of beneficial interest outstanding (b)				231,626
Net asset value and offering price per share (Net assets/shares outstanding)				$9.18
Minimum redemption price per share (f)				$9.09

(a)	Includes unrealized appreciation (depreciation) on unfunded loan commitments of $ 4,621.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund, excluding the Catalyst/MAP Global Balanced Fund and the Catalyst/SMH Total Return Income Fund which impose a sales load of 5.75%.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

(e)	Class C-1 only applies to Catalyst/CIFC Senior Secured Income Fund. (f) Shares redeemed within 12 months after purchase will be charged a CDSC of up to 1.00%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations
For the Year Ended June 30, 2025

			Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Senior Secured	Catalyst/SMH	Total Return
	Income Fund	Income Strategy Fund	Fund	Income Fund	High Income Fund	Income Fund
Investment Income:
Dividend Income	$—	$—	$496,935+	$1,728,322	$23,824	$667,811+
Interest Income	2,994,257	13,307,217	353,690	47,742,697	1,226,298	755,527
Securities Lending Income - net	—	—	—	—	20,778	72,595
Foreign tax withheld	—	—	(42,646)	—	—	(5,314)
Total Investment Income	2,994,257	13,307,217	807,979	49,471,019	1,270,900	1,490,619

Operating Expenses:
Investment advisory fees	409,946	2,186,948	144,091	5,827,440	163,585	182,988
12b-1 Fees:
Class A	9,191	34,501	5,812	94,756	19,581	13,086
Class C	28,991	88,122	45,451	506,383	18,208	24,395
Class C-1 *	—	—	—	16,857	—	—
Networking fees	55,862	130,018	14,129	527,231	16,134	15,119
Registration fees	46,280	50,515	39,111	105,675	46,147	46,165
Financial administration/Fund accounting fees	42,145	144,889	41,399	283,298	42,823	41,007
Legal fees	22,752	24,973	23,385	26,779	24,500	34,177
Trustees’ fees	15,502	15,559	15,501	16,402	15,502	15,502
Legal administration/Management services fees	8,754	25,045	2,467	99,582	2,801	3,133
Audit fees	8,339	19,004	7,255	44,957	6,492	7,334
Transfer Agent fees	7,120	12,977	7,071	29,301	8,359	6,953
Compliance Officer fees	6,967	15,657	8,668	24,953	8,894	8,958
Printing expense	4,406	5,874	1,444	46,886	2,244	21,433
Custody fees	3,294	11,792	10,998	41,864	3,246	3,736
Insurance expense	1,697	5,807	449	11,327	460	511
Interest expense	221	295	288	221	367	221
Miscellaneous expense	3,368	3,369	3,267	36,646	3,445	3,897
Total Operating Expenses	674,835	2,775,345	370,786	7,740,558	382,788	428,615
Less: Fees waived/ Expenses reimbursed by Advisor	(226,509)	(471,356)	(179,441)	(1,872,063)	(143,405)	(147,540)
Net Operating Expenses	448,326	2,303,989	191,345	5,868,495	239,383	281,075

Net Investment Income	2,545,931	11,003,228	616,634	43,602,524	1,031,517	1,209,544

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	645,105	(36,302,129)	351,396	(2,229,800)	412,285	1,201,675
Options written	—	—	(6,771)	—	—	—
Foreign currency transactions	—	—	3,110	—	—	—
Net realized gain (loss)	645,105	(36,302,129)	347,735	(2,229,800)	412,285	1,201,675

Net change in unrealized appreciation (depreciation) on:
Investments	594,415	28,545,599	568,825	(1,166,459)	(50,599)	(1,711,594)
Options written	—	—	(2,483)	—	—	—
Foreign currency translations	—	—	264	—	—	46
Net change in unrealized appreciation (depreciation)	594,415	28,545,599	566,606	(1,166,459)	(50,599)	(1,711,548)

Net Realized and Unrealized Gain (Loss) on Investments	1,239,520	(7,756,530)	914,341	(3,396,259)	361,686	(509,873)

Net Increase in Net Assets Resulting From Operations	$3,785,451	$3,246,698	$1,530,975	$40,206,265	$1,393,203	$699,671

*	Class C-1 only applies to Catalyst/CIFC Senior Secured Income Fund.

+	Includes non-cash income of $257,519 and $74,620 for the Catalyst/MAP Global Balanced Fund and the Catalyst/SMH Total Return Income Fund, respectively.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

			Catalyst Enhanced		Catalyst/MAP Global
	Catalyst Insider Income Fund		Income Strategy Fund		Balanced Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Operations:
Net investment income	$2,545,931	$2,837,164	$11,003,228	$20,363,255	$616,634	$358,523
Net realized gain (loss) on investments	645,105	(391,047)	(36,302,129)	(45,562,510)	347,735	(528,906)
Net change in unrealized appreciation on investments	594,415	2,074,653	28,545,599	19,198,591	566,606	912,648
Net increase (decrease) in net assets resulting from operations	3,785,451	4,520,770	3,246,698	(6,000,664)	1,530,975	742,265

Distributions to Shareholders from:
Return of capital
Class A	—	—	(157,440)	—	—	—
Class C	—	—	(127,445)	—	—	—
Class I	—	—	(1,102,140)	—	—	—
Accumulated Earnings
Class A	(160,489)	(211,833)	(1,087,933)	(1,900,826)	(90,111)	(127,465)
Class C	(107,714)	(114,233)	(623,604)	(1,144,428)	(173,687)	(232,856)
Class I	(2,270,176)	(2,603,184)	(10,015,827)	(21,066,612)	(350,792)	(419,231)

Total distributions to shareholders	(2,538,379)	(2,929,250)	(13,114,389)	(24,111,866)	(614,590)	(779,552)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	734,163	562,550	1,070,568	5,769,739	476,167	2,471,185
Class C	281,191	429,442	270,800	755,757	2,452,810	1,405,314
Class I	12,712,860	19,443,345	22,819,418	53,861,279	371,213	363,033
Reinvestment of distributions
Class A	148,648	203,611	1,051,258	1,624,416	86,271	120,889
Class C	102,761	109,212	659,448	953,473	172,509	230,286
Class I	1,960,688	2,188,520	9,909,878	17,927,164	285,759	337,992
Cost of shares redeemed
Class A	(2,114,744)	(789,029)	(9,937,090)	(18,491,536)	(2,783,926)	(625,510)
Class C	(481,635)	(417,030)	(3,643,372)	(8,142,773)	(1,379,987)	(3,774,297)
Class I	(15,153,852)	(28,610,888)	(155,237,901)	(208,691,689)	(588,338)	(865,155)
Net decrease in net assets from share transactions of beneficial interest	(1,809,920)	(6,880,267)	(133,036,993)	(154,434,170)	(907,522)	(336,263)

Total Increase (Decrease) in Net Assets	(562,848)	(5,288,747)	(142,904,684)	(184,546,700)	8,863	(373,550)

Net Assets:
Beginning of year	55,632,643	60,921,390	219,641,002	404,187,702	14,587,043	14,960,593
End of year	$55,069,795	$55,632,643	$76,736,318	$219,641,002	$14,595,906	$14,587,043

Share Activity:
Class A
Shares Sold	79,880	62,767	129,141	661,229	41,311	213,429
Shares Reinvested	16,177	22,715	130,349	187,641	7,459	10,738
Shares Redeemed	(231,403)	(88,293)	(1,225,502)	(2,109,191)	(238,954)	(55,155)
Net increase (decrease) in shares of Beneficial interest	(135,346)	(2,811)	(966,012)	(1,260,321)	(190,184)	169,012

Class C
Shares Sold	30,507	48,261	33,819	87,306	214,993	126,175
Shares Reinvested	11,159	12,171	82,898	110,638	15,284	21,009
Shares Redeemed	(52,183)	(46,593)	(452,471)	(944,876)	(120,914)	(335,256)
Net increase (decrease) in shares of Beneficial interest	(10,517)	13,839	(335,754)	(746,932)	109,363	(188,072)

Class I
Shares Sold	1,380,015	2,176,924	2,791,079	6,195,478	31,260	32,010
Shares Reinvested	212,620	243,666	1,223,748	2,068,886	24,681	30,085
Shares Redeemed	(1,645,462)	(3,203,173)	(19,212,303)	(23,749,277)	(50,148)	(76,062)
Net increase (decrease) in shares of Beneficial interest	(52,827)	(782,583)	(15,197,476)	(15,484,913)	5,793	(13,967)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/CIFC Senior				Catalyst/SMH Total
	Secured Income Fund		Catalyst/SMH High Income Fund		Return Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Operations:
Net investment income	$43,602,524	$30,487,594	$1,031,517	$1,022,528	$1,209,544	$1,132,367
Net realized gain (loss) on investments	(2,229,800)	(373,923)	412,285	(905,631)	1,201,675	(691,853)
Net change in unrealized appreciation (depreciation) on investments	(1,166,459)	7,081,519	(50,599)	1,738,203	(1,711,548)	1,853,549
Net increase in net assets resulting from operations	40,206,265	37,195,190	1,393,203	1,855,100	699,671	2,294,063

Distributions to Shareholders from:
Accumulated Earnings
Class A	(2,835,785)	(2,092,222)	(492,364)	(559,444)	(367,343)	(358,205)
Class C	(3,366,372)	(2,259,010)	(99,809)	(128,610)	(151,378)	(147,694)
Class I	(37,925,201)	(26,132,411)	(439,233)	(351,416)	(769,810)	(540,469)
Class C-1 (a)	(110,716)	(5,765)	—	—	—	—

Total distributions to shareholders	(44,238,074)	(30,489,408)	(1,031,406)	(1,039,470)	(1,288,531)	(1,046,368)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	22,051,980	23,196,697	466,313	845,838	559,463	390,621
Class C	44,500,109	21,466,919	35,668	415,478	217,816	312,279
Class I	383,440,796	289,406,236	4,628,603	3,156,150	2,579,000	2,809,859
Class C-1 (a)	1,918,576	590,551	—	—	—	—
Reinvestment of distributions
Class A	2,268,646	1,576,454	364,626	424,037	354,325	348,311
Class C	3,111,754	1,997,040	57,855	77,188	150,477	142,054
Class I	30,184,424	21,011,444	390,716	303,310	769,015	540,238
Class C-1 (a)	9	—	—	—	—	—
Cost of shares redeemed
Class A	(16,852,232)	(7,245,157)	(1,507,874)	(1,221,117)	(1,232,987)	(1,961,080)
Class C	(18,988,262)	(11,195,997)	(262,016)	(709,333)	(568,843)	(942,426)
Class I	(256,294,570)	(118,014,889)	(3,726,601)	(2,594,971)	(1,926,405)	(1,274,009)
Class C-1 (a)	(368,560)	—	—	—	—	—
Net increase in net assets from share transactions of beneficial interest	194,972,670	222,789,298	447,290	696,580	901,861	365,847

Total Increase in Net Assets	190,940,861	229,495,080	809,087	1,512,210	313,001	1,613,542

Net Assets:
Beginning of year	467,457,691	237,962,611	15,131,607	13,619,397	17,829,270	16,215,728
End of year	$658,398,552	$467,457,691	$15,940,694	$15,131,607	$18,142,271	$17,829,270

Share Activity:
Class A
Shares Sold	2,383,948	2,514,371	126,367	237,476	117,659	85,089
Shares Reinvested	245,471	170,837	99,416	119,572	74,463	76,291
Shares Redeemed	(1,825,653)	(784,448)	(409,259)	(342,396)	(260,897)	(428,043)
Net increase (decrease) in shares of Beneficial interest	803,766	1,900,760	(183,476)	14,652	(68,775)	(266,663)

Class C
Shares Sold	4,827,941	2,333,208	9,589	118,595	46,065	67,888
Shares Reinvested	338,240	217,363	15,735	21,718	31,644	31,151
Shares Redeemed	(2,069,207)	(1,215,441)	(71,193)	(199,581)	(121,184)	(204,426)
Net increase (decrease) in shares of Beneficial interest	3,096,974	1,335,130	(45,869)	(59,268)	(43,475)	(105,387)

Class I
Shares Sold	41,470,568	31,395,006	1,256,314	881,885	546,508	614,238
Shares Reinvested	3,265,628	2,276,540	106,419	85,363	162,536	118,401
Shares Redeemed	(27,868,525)	(12,784,581)	(1,017,829)	(728,987)	(415,861)	(277,694)
Net increase in shares of Beneficial interest	16,867,671	20,886,965	344,904	238,261	293,183	454,945

Class C-1 (a)
Shares Sold	207,864	63,861
Shares Reinvested	1	—
Shares Redeemed	(40,213)	—
Net increase in shares of Beneficial interest	167,652	63,861

(a)	Class C-1 only applies to Catalyst/CIFC Senior Secured Income Fund.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$9.06		$8.81		$8.82		$9.88	$9.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.41		0.42		0.41		0.26	0.28
Net realized and unrealized gain (loss) on investments	0.22		0.26		(0.00	) (B)	(1.04)	0.39
Total from investment operations	0.63		0.68		0.41		(0.78)	0.67
LESS DISTRIBUTIONS:
From net investment income	(0.41)		(0.43)		(0.42)		(0.25)	(0.29)
From net realized gains	—		—		—		(0.03)	—
Total distributions	(0.41)		(0.43)		(0.42)		(0.28)	(0.29)
Net asset value, end of year	$9.28		$9.06		$8.81		$8.82	$9.88
Total return (C)	7.12%		7.84%		4.71%		(8.06)%	7.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,376		$4,522		$4,422		$5,090	$4,764
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	1.41	% (D)	1.39	% (D)	1.39	% (D)	1.34%	1.37%
Expenses, net waiver and reimbursement	1.00	% (D)	1.00	% (D)	1.01	% (D)	1.00%	1.00%
Net investment Income, before waiver and reimbursement	4.07%		4.26%		4.32%		2.34%	2.50%
Net investment income, net waiver and reimbursement	4.48%		4.65%		4.70%		2.68%	2.87%
Portfolio turnover rate	99%		17%		43%		70%	89%

	Class C
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$9.07		$8.82		$8.83		$9.89	$9.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.34		0.35		0.35		0.18	0.19
Net realized and unrealized gain (loss) on investments	0.21		0.26		(0.01)		(1.03)	0.42
Total from investment operations	0.55		0.61		0.34		(0.85)	0.61
LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.36)		(0.35)		(0.18)	(0.22)
From net realized gains	—		—		—		(0.03)	—
Total distributions	(0.34)		(0.36)		(0.35)		(0.21)	(0.22)
Net asset value, end of year	$9.28		$9.07		$8.82		$8.83	$9.89
Total return (C)	6.20%		7.04%		3.94%		(8.76)%	6.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,798		$2,830		$2,631		$3,658	$3,851
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.16	% (E)	2.14	% (E)	2.14	% (E)	2.09%	2.12%
Expenses, net waiver and reimbursement	1.75	% (E)	1.75	% (E)	1.76	% (E)	1.75%	1.75%
Net investment income, before waiver and reimbursement	3.31%		3.51%		3.57%		1.57%	1.60%
Net investment income, net waiver and reimbursement	3.72%		3.90%		3.95%		1.91%	1.97%
Portfolio turnover rate	99%		17%		43%		70%	89%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Less than 0.01 per share.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.41%	1.39%	1.38%
Expenses, net waiver and reimbursement	1.00%	1.00%	1.00%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.16%	2.14%	2.13%
Expenses, net waiver and reimbursement	1.75%	1.75%	1.75%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$9.08		$8.83		$8.84		$9.90	$9.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.44		0.44		0.44		0.28	0.30
Net realized and unrealized gain (loss) on investments	0.21		0.26		(0.01)		(1.03)	0.40
Total from investment operations	0.65		0.70		0.43		(0.75)	0.70
LESS DISTRIBUTIONS:
From net investment income	(0.44)		(0.45)		(0.44)		(0.28)	(0.31)
From net realized gains	—		—		—		(0.03)	—
Total distributions	(0.44)		(0.45)		(0.44)		(0.31)	(0.31)
Net asset value, end of year	$9.29		$9.08		$8.83		$8.84	$9.90
Total return (B)	7.27%		8.11%		4.97%		(7.79)%	7.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$48,897		$48,280		$53,869		$88,201	$95,976
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	1.16	% (C)	1.14	% (C)	1.14	% (C)	1.09%	1.12%
Expenses, net waiver and reimbursement	0.75	% (C)	0.75	% (C)	0.76	% (C)	0.75%	0.75%
Net investment Income, before waiver and reimbursement	4.32%		4.51%		4.57%		2.57%	2.65%
Net investment income, net waiver and reimbursement	4.73%		4.90%		4.95%		2.91%	3.02%
Portfolio turnover rate	99%		17%		43%		70%	89%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.16%	1.14%	1.13%
Expenses, net waiver and reimbursement	0.75%	0.75%	0.75%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$8.27		$9.17		$10.33		$11.21	$11.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.57	(F)	0.62		0.60		0.66	0.73
Net realized and unrealized gain(loss) on investments	(0.46)		(0.77)		(1.11)		(0.87)	0.08
Total from investment operations	0.11		(0.15)		(0.51)		(0.21)	0.81
LESS DISTRIBUTIONS:
From net investment income	(0.62)		(0.75)		(0.65)		(0.66)	(0.71)
From net realized gains	—		—		—		(0.01)	—
From return of capital	(0.14)		—		—		—	—
Total distributions	(0.76)		(0.75)		(0.65)		(0.67)	(0.71)
Net asset value, end of year	$7.62		$8.27		$9.17		$10.33	$11.21
Total return (B)	1.28	% (C)	(1.64	)% (C)	(5.06	)% (C)	(2.03)%	7.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$8,876		$17,616		$31,114		$33,489	$34,778
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.07	% (D)	2.08	% (D)	2.03%		1.99%	2.04%
Expenses, net waiver and reimbursement	1.75	% (D)	1.78	% (D)	1.75%		1.75%	1.75%
Net investment income, before waiver and reimbursement	6.69	% (G)	6.82%		5.84%		5.81%	6.13%
Net investment income, net waiver and reimbursement	7.00	% (H)	7.12%		6.12%		6.05%	6.42%
Portfolio turnover rate	18%		13%		29%		57%	58%

	Class C
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$8.22		$9.12		$10.28		$11.16	$11.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.45	(F)	0.55		0.52		0.58	0.65
Net realized and unrealized gain (loss) on investments	(0.40)		(0.76)		(1.10)		(0.87)	0.07
Total from investment operations	0.05		(0.21)		(0.58)		(0.29)	0.72
LESS DISTRIBUTIONS:
From net investment income	(0.57)		(0.69)		(0.58)		(0.58)	(0.63)
From net realized gains	—		—		—		(0.01)	—
From return of capital	(0.13)		—		—		—	—
Total distributions	(0.70)		(0.69)		(0.58)		(0.59)	(0.63)
Net asset value, end of year	$7.57		$8.22		$9.12		$10.28	$11.16
Total return (B)	0.54	% (C)	(2.38	)% (C)	(5.79	)% (C)	(2.74)%	6.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,255		$10,637		$18,626		$27,398	$19,059
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.82	% (E)	2.83	% (E)	2.78%		2.74%	2.79%
Expenses, net waiver and reimbursement	2.50	% (E)	2.53	% (E)	2.50%		2.50%	2.50%
Net investment Income, before waiver and reimbursement	5.30	% (G)	6.06%		5.04%		5.06%	5.47%
Net investment income, net waiver and reimbursement	5.62	% (H)	6.36%		5.32%		5.30%	5.76%
Portfolio turnover rate	18%		13%		29%		57%	58%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.07%	2.05%
Expenses, net waiver and reimbursement	1.75%	1.75%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.82%	2.80%
Expenses, net waiver and reimbursement	2.50%	2.50%

(F)	During the year ended June 30, 2025, the Company revised its estimate for interest only securities interest income, the net investment income per share without this change in estimate was .63 and .51 for Class A and Class C, respectively.

(G)	During the year ended June 30, 2025, the Company revised its estimate for interest only securities interest income accrual, the Net investment Income, before waiver and reimbursement was 7.38% and 6.00% for Class A and Class C, respectively.

(H)	During the year ended June 30, 2025, the Company revised its estimate for interest only securities interest income accrual, the Net investment Income, net waiver and reimbursement was 7.71% and 6.33% for Class A and Class C, respectively.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$8.27		$9.17		$10.33		$11.21	$11.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.63	(E)	0.64		0.62		0.69	0.76
Net realized and unrealized gain (loss) on investments	(0.50)		(0.77)		(1.11)		(0.87)	0.07
Total from investment operations	0.13		(0.13)		(0.49)		(0.18)	0.83
LESS DISTRIBUTIONS:
From net investment income	(0.64)		(0.77)		(0.67)		(0.69)	(0.73)
From net realized gains	—		—		—		(0.01)	—
From return of capital	(0.14)		—		—		—	—
Total distributions	(0.78)		(0.77)		(0.67)		(0.70)	(0.73)
Net asset value, end of year	$7.62		$8.27		$9.17		$10.33	$11.21
Total return (B)	1.54	% (C)	(1.39	)% (C)	(4.82	)% (C)	(1.79)%	7.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$60,606		$191,388		$354,447		$480,968	$280,265
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	1.82	% (D)	1.83	% (D)	1.78%		1.74%	1.79%
Expenses, net waiver and reimbursement	1.50	% (D)	1.53	% (D)	1.50%		1.50%	1.50%
Net investment income, before waiver and reimbursement	7.45	% (F)	7.06%		6.05%		6.07%	6.39%
Net investment income, net waiver and reimbursement	7.77	% (G)	7.36%		6.33%		6.31%	6.68%
Portfolio turnover rate	18%		13%		29%		57%	58%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.82%	1.80%
Expenses, net waiver and reimbursement	1.50%	1.50%

(E)	During the year ended June 30, 2025, the Company revised its estimate for interest only securities interest income, the net investment income per share without this change in estimate was .69 for Class I.

(F)	During the year ended June 30, 2025, the Company revised its estimate for interest only securities interest income accrual, the Net investment Income, before waiver and reimbursement was 8.15% for Class I.

(G)	During the year ended June 30, 2025, the Company revised its estimate for interest only securities interest income accrual, the Net investment Income, net waiver and reimbursement was 8.47% for Class I.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$11.42		$11.44	$11.36	$12.69	$10.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.48		0.28	0.23	0.22	0.20
Net realized and unrealized gain (loss) on investments	0.79		0.29	0.15	(0.80)	1.74
Total from investment operations	1.27		0.57	0.38	(0.58)	1.94
LESS DISTRIBUTIONS:
From net investment income	(0.51)		(0.27)	(0.23)	(0.28)	(0.20)
From net realized gains	—		(0.32)	(0.07)	(0.47)	(0.00	) (B)
Total distributions	(0.51)		(0.59)	(0.30)	(0.75)	(0.20)
Net asset value, end of year	$12.18		$11.42	$11.44	$11.36	$12.69
Total return (C)	11.46%		5.20%	3.40%	(4.90)%	17.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,104		$4,147	$2,219	$2,418	$2,681
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.47	% (F)	2.37%	2.27%	2.07%	2.00%
Expenses, net waiver and reimbursement (D)	1.22	% (F)	1.22%	1.22%	1.22%	1.22%
Net investment income, before waiver and reimbursement (D,E)	2.88%		1.32%	0.95%	0.95%	0.92%
Net investment income, net waiver and reimbursement (D,E)	4.13%		2.47%	2.00%	1.81%	1.70%
Portfolio turnover rate	60%		30%	36%	25%	18%

	Class C
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$11.20		$11.23	$11.18	$12.55	$10.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.43		0.20	0.14	0.13	0.12
Net realized and unrealized gain (loss) on investments	0.71		0.28	0.15	(0.78)	1.70
Total from investment operations	1.14		0.48	0.29	(0.65)	1.82
LESS DISTRIBUTIONS:
From net investment income	(0.43)		(0.19)	(0.17)	(0.25)	(0.12)
From net realized gains	—		(0.32)	(0.07)	(0.47)	(0.00	) (B)
Total distributions	(0.43)		(0.51)	(0.24)	(0.72)	(0.12)
Net asset value, end of year	$11.91		$11.20	$11.23	$11.18	$12.55
Total return (C)	10.48%		4.43%	2.60%	(5.57)%	16.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,597		$3,097	$5,217	$5,972	$6,653
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	3.22	% (G)	3.12%	3.02%	2.82%	2.75%
Expenses, net waiver and reimbursement (D)	1.97	% (G)	1.97%	1.97%	1.97%	1.97%
Net investment income, before waiver and reimbursement (D,E)	2.52%		0.68%	0.17%	0.19%	0.23%
Net investment income, net waiver and reimbursement (D,E)	3.77%		1.83%	1.22%	1.04%	1.01%
Portfolio turnover rate	60%		30%	36%	25%	18%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	2.47%
Expenses, net waiver and reimbursement (D)	1.22%

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	3.22%
Expenses, net waiver and reimbursement (D)	1.97%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$11.44		$11.47	$11.39	$12.70	$10.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.54		0.32	0.25	0.25	0.23
Net realized and unrealized gain (loss) on investments	0.76		0.29	0.15	(0.79)	1.74
Total from investment operations	1.30		0.61	0.40	(0.54)	1.97
LESS DISTRIBUTIONS:
From net investment income	(0.55)		(0.32)	(0.25)	(0.30)	(0.23)
From net realized gains	—		(0.32)	(0.07)	(0.47)	(0.00	) (B)
Total distributions	(0.55)		(0.64)	(0.32)	(0.77)	(0.23)
Net asset value, end of year	$12.19		$11.44	$11.47	$11.39	$12.70
Total return (C)	11.65%		5.55%	3.59%	(4.61)%	18.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,894		$7,343	$7,525	$8,744	$10,504
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.22	% (F)	2.12%	2.02%	1.82%	1.75%
Expenses, net waiver and reimbursement (D)	0.97	% (F)	0.97%	0.97%	0.97%	0.97%
Net investment income, before waiver and reimbursement (D,E)	3.38%		1.64%	1.18%	1.16%	1.15%
Net investment income, net waiver and reimbursement (D,E)	4.63%		2.79%	2.23%	2.01%	1.93%
Portfolio turnover rate	60%		30%	36%	25%	18%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	2.22%
Expenses, net waiver and reimbursement (D)	0.97%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Senior Secured Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$9.27	$9.06	$8.94	$9.62	$9.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.68	0.78	0.66	0.33	0.28
Net realized and unrealized gain (loss) on investments	(0.03)	0.21	0.13	(0.69)	0.54
Total from investment operations	0.65	0.99	0.79	(0.36)	0.82
LESS DISTRIBUTIONS:
From net investment income	(0.70)	(0.78)	(0.67)	(0.32)	(0.31)
Total distributions	(0.70)	(0.78)	(0.67)	(0.32)	(0.31)
Net asset value, end of year	$9.22	$9.27	$9.06	$8.94	$9.62
Total return (B)	7.26%	11.29%	9.12%	(3.91)%	9.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$41,811	$34,556	$16,572	$23,683	$19,682
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,D)	1.47%	1.48%	1.55%	1.53%	1.59%
Expenses, net waiver and reimbursement (C,D)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income, before waiver and reimbursement (C,F)	7.04%	8.13%	6.88%	3.10%	2.52%
Net investment income, net waiver and reimbursement (C,F)	7.36%	8.46%	7.28%	3.48%	2.96%
Portfolio turnover rate	117%	103%	84%	95%	180%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$9.23	$9.03	$8.91	$9.59	$9.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.60	0.71	0.60	0.26	0.21
Net realized and unrealized gain (loss) on investments	(0.01)	0.20	0.12	(0.69)	0.54
Total from investment operations	0.59	0.91	0.72	(0.43)	0.75
LESS DISTRIBUTIONS:
From net investment income	(0.63)	(0.71)	(0.60)	(0.25)	(0.24)
Total distributions	(0.63)	(0.71)	(0.60)	(0.25)	(0.24)
Net asset value, end of year	$9.19	$9.23	$9.03	$8.91	$9.59
Total return (B)	6.58%	10.36%	8.32%	(4.63)%	8.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$64,343	$36,066	$23,226	$21,907	$14,399
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.22%	2.23%	2.30%	2.28%	2.34%
Expenses, net waiver and reimbursement (C,E)	1.90%	1.90%	1.90%	1.90%	1.90%
Net investment income, before waiver and reimbursement (C,F)	6.20%	7.38%	6.26%	2.37%	1.75%
Net investment income, net waiver and reimbursement (C,F)	6.52%	7.72%	6.66%	2.74%	2.19%
Portfolio turnover rate	117%	103%	84%	95%	180%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.47%	1.48%	1.55%	1.53%	1.59%
Expenses, net waiver and reimbursement (C)	1.15%	1.15%	1.15%	1.15%	1.15%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.22%	2.23%	2.30%	2.28%	2.34%
Expenses, net waiver and reimbursement (C)	1.90%	1.90%	1.90%	1.90%	1.90%

(F)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Senior Secured Income Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the		For the		For the
	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2025		June 30, 2024	June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year	$9.27		$9.07	$8.94		$9.63		$9.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.70		0.80	0.68		0.36		0.32
Net realized and unrealized gain (loss) on investments	(0.02)		0.20	0.14		(0.71)		0.52
Total from investment operations	0.68		1.00	0.82		(0.35)		0.84
LESS DISTRIBUTIONS:
From net investment income	(0.72)		(0.80)	(0.69)		(0.34)		(0.33)
Total distributions	(0.72)		(0.80)	(0.69)		(0.34)		(0.33)
Net asset value, end of year	$9.23		$9.27	$9.07		$8.94		$9.63
Total return (C)	7.64%		11.44%	9.51%		(3.74	)% (H)	9.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$550,118		$396,246	$198,164		$202,444		$121,480
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,E)	1.22%		1.23%	1.30%		1.28%		1.34%
Expenses, net waiver and reimbursement (D,E)	0.90%		0.90%	0.90%		0.90%		0.90%
Net investment income, before waiver and reimbursement (D,G)	7.26%		8.38%	7.19%		3.39%		2.88%
Net investment income, net waiver and reimbursement (D,G)	7.59%		8.71%	7.59%		3.77%		3.31%
Portfolio turnover rate	117%		103%	84%		95%		180%

	Class C-1 (A)
	For the		For the	For the
	Year Ended		Year Ended	Period Ended
	June 30, 2025		June 30, 2024	June 30, 2023
Net asset value, beginning of year/period	$9.22		$9.03	$8.84
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.59		0.70	0.45
Net realized and unrealized gain (loss) on investments	(0.00	) (K)	0.20	0.19
Total from investment operations	0.59		0.90	0.64
LESS DISTRIBUTIONS:
From net investment income	(0.63)		(0.71)	(0.45)
Total distributions	(0.63)		(0.71)	(0.45)
Net asset value, end of year/period	$9.18		$9.22	$9.03
Total return (C)	6.58%		10.34%	7.41	% (I)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,126		$590	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,F)	2.22%		2.23%	2.51	% (J)
Expenses, net waiver and reimbursement (D,F)	1.90%		1.90%	1.90	% (J)
Net investment income, before waiver and reimbursement (D,G)	6.08%		7.26%	6.95	% (J)
Net investment income, net waiver and reimbursement (D,G)	6.40%		7.58%	7.56	% (J)
Portfolio turnover rate	117%		103%	84	% (I)

(A)	Class C-1 commenced investment operations on November 1, 2022.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	1.22%	1.23%	1.30%	1.28%	1.34%
Expenses, net waiver and reimbursement (D)	0.90%	0.90%	0.90%	0.90%	0.90%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	2.22%	2.23%	2.51	% (J)
Expenses, net waiver and reimbursement (D)	1.90%	1.90%	1.90	% (J)

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(I)	Not annualized.

(J)	Annualized.

(K)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year	$3.63		$3.43		$3.33		$4.23		$3.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.23		0.25		0.22		0.19		0.17
Net realized and unrealized gain (loss) on investments	0.10		0.20		0.10		(0.90)		0.70
Total from investment operations	0.33		0.45		0.32		(0.71)		0.87
LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.25)		(0.22)		(0.19)		(0.16)
From net realized gains	—		—		—		(0.00	) (C)	(0.01)
From return of capital	—		—		—		(0.00	) (C)	(0.00	) (C)
Total distributions	(0.23)		(0.25)		(0.22)		(0.19)		(0.17)
Net asset value, end of year	$3.73		$3.63		$3.43		$3.33		$4.23
Total return (B)	9.42%		13.65%		9.94%		(17.26)%		25.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,508		$7,993		$7,495		$8,002		$8,889
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (F)	2.36	% (D)	2.38	% (D)	2.36	% (D)	1.95	% (D)	2.04%
Expenses, net waiver and reimbursement (F)	1.48	% (D)	1.48	% (D)	1.52	% (D)	1.49	% (D)	1.48%
Net investment income, before waiver and reimbursement (F,G)	5.41%		6.13%		5.72%		4.31%		3.71%
Net investment income, net waiver and reimbursement (F,G)	6.29%		7.02%		6.56%		4.78%		4.27%
Portfolio turnover rate	54%		33%		41%		42%		51%

	Class C
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year	$3.64		$3.44		$3.33		$4.23		$3.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.20		0.22		0.20		0.15		0.14
Net realized and unrealized gain (loss) on investments	0.10		0.21		0.10		(0.88)		0.70
Total from investment operations	0.30		0.43		0.30		(0.73)		0.84
LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.23)		(0.19)		(0.16)		(0.13)
From net realized gains	—		—		—		(0.00	) (C)	(0.01)
From return of capital	—		—		—		(0.01)		(0.00	) (C)
Total distributions	(0.20)		(0.23)		(0.19)		(0.17)		(0.14)
Net asset value, end of year	$3.74		$3.64		$3.44		$3.33		$4.231
Total return (B)	8.56%		12.77%		9.40%		(17.91)%		24.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,751		$1,875		$1,974		$2,534		$6,067
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (F)	3.11	% (E)	3.13	% (E)	3.11	% (E)	2.70	% (E)	2.79%
Expenses, net waiver and reimbursement (F)	2.23	% (E)	2.23	% (E)	2.27	% (E)	2.24	% (E)	2.23%
Net investment income, before waiver and reimbursement (F,G)	4.66%		5.38%		4.95%		3.36%		2.97%
Net investment income, net waiver and reimbursement (F,G)	5.54%		6.28%		5.79%		3.81%		3.53%
Portfolio turnover rate	54%		33%		41%		42%		51%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Less than $.005 per share

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	2.36%	2.38%	2.32%	1.94%
Expenses, net waiver and reimbursement (F)	1.48%	1.48%	1.48%	1.48%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	3.11%	3.13%	3.07%	2.69%
Expenses, net waiver and reimbursement (F)	2.23%	2.23%	2.23%	2.23%

(F)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year	$3.64		$3.43		$3.33		$4.23		$3.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.24		0.26		0.23		0.20		0.18
Net realized and unrealized gain (loss) on investments	0.09		0.21		0.10		(0.90)		0.70
Total from investment operations	0.33		0.47		0.33		(0.70)		0.88
LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.26)		(0.23)		(0.20)		(0.17)
From net realized gains	—		—		—		(0.00	) (C)	(0.01)
From return of capital	—		—		—		(0.00	) (C)	(0.00	) (C)
Total distributions	(0.24)		(0.26)		(0.23)		(0.20)		(0.18)
Net asset value, end of year	$3.73		$3.64		$3.43		$3.33		$4.23
Total return (B)	9.38%		14.24%		10.22%		(17.06)%		25.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$6,681		$5,264		$4,150		$7,566		$10,930
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	2.11	% (D)	2.13	% (D)	2.11	% (D)	1.70	% (D)	1.74%
Expenses, net waiver and reimbursement (E)	1.23	% (D)	1.23	% (D)	1.27	% (D)	1.24	% (D)	1.23%
Net investment income, before waiver and reimbursement (E,F)	5.65%		6.39%		5.94%		4.49%		3.91%
Net investment income, net waiver and reimbursement (E,F)	6.53%		7.28%		6.72%		4.94%		4.42%
Portfolio turnover rate	54%		33%		41%		42%		51%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Less than $.005 per share

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	2.11%	2.13%	2.07%	1.69%
Expenses, net waiver and reimbursement (E)	1.23%	1.23%	1.23%	1.23%

(E)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$4.73		$4.39		$4.23		$5.15	$3.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.31		0.30		0.24		0.18	0.24
Net realized and unrealized gain (loss) on investments	(0.12)		0.32		0.13		(0.87)	1.41
Total from investment operations	0.19		0.62		0.37		(0.69)	1.65
LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.28)		(0.21)		(0.15)	(0.24)
From return of capital	—		—		—		(0.08)	—
Total distributions	(0.33)		(0.28)		(0.21)		(0.23)	(0.24)
Net asset value, end of year	$4.59		$4.73		$4.39		$4.23	$5.15
Total return (B)	4.02%		14.54	% (G)	9.01%		(13.92)%	45.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,907		$5,376		$6,169		$6,756	$4,164
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.39	% (E)	2.26	% (E)	2.18	% (E)	1.99%	2.16%
Expenses, net waiver and reimbursement (C)	1.58	% (E)	1.58	% (E)	1.59	% (E)	1.58%	1.58%
Net investment income, before waiver and reimbursement (C,D)	5.76%		5.94%		4.86%		3.22%	4.85%
Net investment income, net waiver and reimbursement (C,D)	6.57%		6.62%		5.45%		3.63%	5.43%
Portfolio turnover rate	62%		35%		15%		26%	42%

	Class C
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$4.72		$4.39		$4.23		$5.14	$3.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.28		0.27		0.20		0.15	0.21
Net realized and unrealized gain (loss) on investments	(0.12)		0.31		0.14		(0.87)	1.40
Total from investment operations	0.16		0.58		0.34		(0.72)	1.61
LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.25)		(0.18)		(0.11)	(0.20)
From return of capital	—		—		—		(0.08)	—
Total distributions	(0.30)		(0.25)		(0.18)		(0.19)	(0.20)
Net asset value, end of year	$4.58		$4.72		$4.39		$4.23	$5.14
Total return (B)	3.24%		13.46%		8.19%		(14.43)%	44.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,279		$2,551		$2,834		$3,296	$8,600
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	3.14	% (F)	3.01	% (F)	2.93	% (F)	2.74%	2.92%
Expenses, net waiver and reimbursement (C)	2.33	% (F)	2.33	% (F)	2.34	% (F)	2.33%	2.33%
Net investment income, before waiver and reimbursement (C,D)	5.02%		5.20%		4.09%		2.61%	4.24%
Net investment income, net waiver and reimbursement (C,D)	5.83%		5.87%		4.68%		2.99%	4.82%
Portfolio turnover rate	62%		35%		15%		26%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.39%	2.26%	2.17%
Expenses, net waiver and reimbursement (C)	1.58%	1.58%	1.58%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	3.14%	3.01%	2.92%
Expenses, net waiver and reimbursement (C)	2.33%	2.33%	2.33%

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$4.71		$4.38		$4.22		$5.13	$3.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.32		0.32		0.25		0.19	0.27
Net realized and unrealized gain (loss) on investments	(0.12)		0.30		0.13		(0.86)	1.38
Total from investment operations	0.20		0.62		0.38		(0.67)	1.65
LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.29)		(0.22)		(0.16)	(0.25)
From return of capital	—		—		—		(0.08)	—
Total distributions	(0.34)		(0.29)		(0.22)		(0.24)	(0.25)
Net asset value, end of year	$4.57		$4.71		$4.38		$4.22	$5.13
Total return (B)	4.30%		14.63%		9.32%		(13.57)%	45.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$10,957		$9,902		$7,213		$8,702	$7,220
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.14	% (E)	2.01	% (E)	1.93	% (E)	1.74%	1.91%
Expenses, net waiver and reimbursement (C)	1.33	% (E)	1.33	% (E)	1.34	% (E)	1.33%	1.33%
Net investment income, before waiver and reimbursement (C,D)	6.00%		6.23%		5.10%		3.52%	5.39%
Net investment income, net waiver and reimbursement (C,D)	6.81%		6.92%		5.69%		3.93%	5.96%
Portfolio turnover rate	62%		35%		15%		26%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.14%	2.01%	1.92%
Expenses, net waiver and reimbursement (C)	1.33%	1.33%	1.33%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-four series. These financial statements include the following six series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Income (“Insider Income”)		Current income
Catalyst Enhanced Income Strategy (“Enhanced Income”)	Wynkoop, LLC	Current income
Catalyst/MAP Global Balanced (“Global Balanced”)	Managed Asset Portfolios, LLC (“MAP”)	Total return, which consists of current income and capital appreciation
Catalyst/CIFC Senior Secured Income (“Senior Secured Income”)	CIFC Investment Management, LLC	Current income
Catalyst/SMH High Income (“High Income”)	SMH Capital Advisors LLC (“SMH”)	Income with capital appreciation as secondary objective
Catalyst/SMH Total Return Income (“Total Return Income”)	SMH	Income and capital appreciation

Insider Income, High Income and Total Return Income are each registered as non-diversified series of the trust, while Enhanced Income, Global Balanced and Senior Secured Income are diversified series of the Trust.

As of June 30, 2025, each Fund offers Class A, Class C and Class I shares. Additionally, Senior Secured Income Fund offers Class C-1 shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)     Operating Segments - The Funds have adopted FASB ASU 2023-07, Segment Reporting Topic 280 - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in ASU 2023-07 Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio manager(s) and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

b)     Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities, including Bank Loans (other than short-term obligations), are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase,

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for each Fund’s assets and liabilities measured at fair value:

Insider Income
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$15,514,601	$—	$15,514,601
Corporate Bonds	—	34,404,850	—	34,404,850
Money Market Funds	4,422,207	—	—	4,422,207
Total Assets	$4,422,207	$49,919,451	$—	$54,341,658

Enhanced Income
Assets(a)	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$60,169,066	$—	$60,169,066
U.S. Government & Agency Obligations	—	13,512,552	—	13,512,552
Money Market Funds	2,995,758	—	—	2,995,758
Total Assets	$2,995,758	$73,681,618	$—	$76,677,376

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

Global Balanced
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$7,959,263	$—	$—	$7,959,263
Exchange-Traded Funds	556,920	—	—	556,920
Preferred Stocks	274,806	—	—	274,806
Corporate Bonds	—	5,501,921	—	5,501,921
Money Market Funds	242,511	—	—	242,511
Total Assets	$9,033,500	$5,501,921	$—	$14,535,421

Senior Secured Income
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$34,442,553	$—	$—	$34,442,553
Asset Backed Securities	—	34,070,219	—	34,070,219
Corporate Bonds	—	33,812,927	—	33,812,927
Term Loans	—	541,784,547	—	541,784,547
Money Market Funds	47,366,020	—	—	47,366,020
Total Assets	$81,808,573	$609,667,693	$—	$691,476,266

High Income
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$761,600	$—	$—	$761,600
Preferred Stocks	10,709	—	—	10,709
Convertible Bonds	—	3,659,981	—	3,659,981
Corporate Bonds	—	10,214,353	0	10,214,353
Money Market Funds	1,006,623	—	—	1,006,623
Total Assets	$1,778,932	$13,874,334	$0	$15,653,266

Total Return Income
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$8,600,575	$—	$—	$8,600,575
Exchange-Traded Funds	1,268,211	—	—	1,268,211
Convertible Bonds	—	2,398,252	—	2,398,252
Corporate Bonds	—	5,154,079	0	5,154,079
Money Market Funds	480,387	—	—	480,387
Total	$10,349,173	$7,552,331	$0	$17,901,504
Collateral For Securities Loaned(b)				3,029,214
Total Assets				$20,930,718

Insider Income, Enhanced Income, Global Balanced and Senior Secured Income did not hold any Level 3 securities during the period. High Income and Total Return Income held Level 3 securities. A reconciliation used in determining High Income’s and Total Return Income’s Level 3 securities is shown in the Level 3 Input table below.

(a)	Refer to the Schedule of Investments for security details.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

The following is a reconciliation for which Level 3 inputs were used in determining value:

	High Income	Total Return Income
	Energy Conversion	Energy Conversion
	Devices, Inc.	Devices, Inc.
	Corporate Bond	Corporate Bond
Beginning balance June 30, 2024	$0	$0
Purchases	—	—
Total realized gain/(loss)	—	—
Change in unrealized depreciation	—	—
Proceeds from sale/maturities/calls	—	—
Capital distribution	—	—
Net transfers in/(out) of Level 3	—	—
Ending balance June 30, 2025	$0	$0

The total change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2025, was $0 for High Income and $0 for Total Return Income.

Quantitative disclosures of unobservable inputs and assumptions used by High Income and Total Return Income are below.

					Market Value impact if
Fund	Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	input increases
High Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase
Total Return Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase

Fair value securities as a percent of net assets at June 30, 2025, were 0.0% and 0.0% for High Income and Total Return Income, respectively.

c)      Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the relevant Fund’s agent in acquiring the options). During the year ended June 30, 2025, Global Balanced invested in options.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Derivatives Risk - The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Market Risk - Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Derivatives are not accounted for as hedging instruments under GAAP. As of June 30, 2025, the Funds did not invest in derivatives.

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2025, was as follows:

				Realized and unrealised
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Balanced
	Options written	Equity	Net realized loss from options written	$(6,771)
	Options written	Equity	Net change in unrealized depreciation on options written	$(2,483)
			Totals	$(9,254)

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

The notional value of derivative instruments outstanding as of June 30, 2025, as disclosed in the amounts realized and changes in unrealized gains and losses on derivative instruments during the year ended June 30, 2025, as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for Global Balanced.

d)      Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Advisor/sub-advisor expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

e)      Federal Income Tax - The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year or period ended June 30, 2025, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of June 30, 2025, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2022-2024 for the Funds) or expected to be taken in 2025 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

f)      Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the specific identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Master Limited Partnerships (“MLP”) generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

g)      Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)      Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

i)      Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Income	Daily	Annually
Enhanced Income	Monthly	Annually
Global Balanced	Quarterly	Annually
Senior Secured Income	Daily	Annually
High Income	Monthly	Annually
Total Return Income	Monthly	Annually

j)      Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

k)      Indemnification - The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

l)      Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Global Balanced and Total Return Income. A maximum sales charge of 4.75% is imposed on Class A shares of the Insider Income, Enhanced Income, Senior Secured Income, and High Income. Investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class C-1 in the event of certain redemption transactions within 12 months following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. During the year ended June 30, 2025, the Senior Secured Income received $3,633 in CDSC fees paid by the shareholders of the Fund. There were no CDSC fees paid by the shareholders of the other Funds.

m)      Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

n)      Distributions from Real Estate Investment Trusts (“REITs”) — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

o)      Commitments and Contingencies - The Senior Secured Income purchases Commercial loans (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Consolidated Statement of Operations. As of June 30, 2025, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $1,664,056, $1,671,813, and $4,621, respectively.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

Borrower	Principal
Amspec Parent, LLC	$758,900
Clydesdale Acquisition Holdings, Inc	30,433
Hanger, Inc	159,593
June Purchaser, LLC	262,495
Raven Acquisition Holdings	266,635
Signia Aerospace, LLC	186,000
Total	$1,664,056

(2) INVESTMENT TRANSACTIONS

For the year ended June 30, 2025, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Insider Income	$49,535,914	$53,572,653
Enhanced Income	25,576,520	159,358,099
Global Balanced	8,414,326	9,606,663
Senior Secured Income	831,086,858	670,773,896
High Income	8,670,573	8,223,598
Total Return Income	11,361,896	10,828,567

(3) INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Advisor acts as investment advisor for the Funds pursuant to the terms of a Investment Advisory Agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor directs the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day operations of their Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees are to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

The Advisor and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “Expense Limitation”) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory inquiry and litigation expenses) do not exceed the expense limitation shown in the table below based on each Fund’s average daily net assets.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

For the year ended June 30, 2025, the Advisor waived advisory fees and reimbursed expenses. The Advisor may recapture a portion of the waived and/or reimbursed amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver and the limitation in effect at the time of recoupment, no later than the dates as stated below:

							Investment Advisory
							Fees Waived/
	Investment	Expense Limitation					Expenses
Fund	Advisory Fee	Cl A	Cl C	Cl I	Cl C-1	Expires	Reimbursed
Insider Income	0.75%	1.00%	1.75%	0.75%	N/A	10/31/2025	$226,509
Enhanced Income	1.50%	1.75%	2.50%	1.50%	N/A	10/31/2025	471,356
Global Balanced	1.00%	1.22%	1.97%	0.97%	N/A	10/31/2025	179,441
Senior Secured Income	1.00%	1.15%	1.90%	0.90%	1.90%	10/31/2025	1,872,063
High Income	1.00%	1.48%	2.23%	1.23%	N/A	10/31/2025	143,405
Total Return Income	1.00%	1.58%	2.33%	1.33%	N/A	10/31/2025	147,540

	Recapture Expires
	June 30,
Fund	2026	2027	2028
Insider Income	$292,989	$227,205	$226,509
Enhanced Income	1,401,166	839,150	471,356
Global Balanced	167,066	171,633	179,441
Senior Secured Income	947,927	1,172,703	1,872,063
High Income	127,991	130,771	143,405
Total Return Income	100,308	115,968	147,540

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving as a Trustee.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a “special” meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairmen of the Trust’s Audit Committee and the Risk and Compliance Committee Chairmen receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C and Class C-1 shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C and Class C-1 shares are currently paying 1.00% per annum of 12b-1 fees. The Plan for Class I Shares of Enhanced Income Fund allows the Fund to pay distribution and shareholder servicing expenses of up to 0.25% per annum of the average daily net assets of the Fund’s Class I Shares, although the Fund is not currently paying 12b-1 fees and there are no plans to impose those fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C and Class C-1 shares.

Pursuant to the Management Services Agreement between the Trust and MFund, MFund, an affiliate of the Advisor, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the period are shown in the Statements of Operations under “Legal administration/Management service fees.”

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund, provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the period are shown in the Statements of Operations under “Compliance Officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the year ended June 30, 2025, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C	Class C-1
Insider Income	$9,191	$28,991	N/A
Enhanced Income	34,501	88,122	N/A
Global Balanced	5,812	45,451	N/A
Senior Secured Income	94,756	506,383	16,857
High Income	19,581	18,208	N/A
Total Return Income	13,086	24,395	N/A

(4) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including derivatives), and its respective gross unrealized appreciation and depreciation at June 30, 2025, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Income	$54,395,247	$284,710	$(338,299)	$(53,589)
Enhanced Income	103,548,064	3,440,614	(30,311,302)	(26,870,688)
Global Balanced	12,257,293	2,520,510	(242,382)	2,278,128
Senior Secured Income	691,809,954	3,534,079	(3,867,767)	(333,688)
High Income	19,403,684	521,162	(4,271,580)	(3,750,418)
Total Return Income	25,914,185	914,867	(5,898,334)	(4,983,467)

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

(5) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2025 and June 30, 2024 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2025*	Income	Capital Gains	Capital	Total
Insider Income	$2,550,848	$—	$—	$2,550,848
Enhanced Income	11,727,364	—	1,387,025	13,114,389
Global Balanced	614,590	—	—	614,590
Senior Secured Income	44,165,070	—	—	44,165,070
High Income	1,031,406	—	—	1,031,406
Total Return Income	1,288,531	—	—	1,288,531

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2024*	Income	Capital Gains	Capital	Total
Insider Income	$2,912,653	$—	$—	$2,912,653
Enhanced Income	24,111,866	—	—	24,111,866
Global Balanced	362,732	416,820	—	779,552
Senior Secured Income	30,003,146	—	—	30,003,146
High Income	1,039,470	—	—	1,039,470
Total Return Income	1,046,368	—	—	1,046,368

*	Differences in distributions between the Statement of Changes paid from book and tax on the income funds relate to the adjustments for dividends payable for tax purposes.

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Insider Income	$141,111	$—	$—	$(8,111,382)	$(30,981)	$(53,589)	$(8,054,841)
Enhanced Income	—	—	(26,000,099)	(87,248,970)	(2,076,437)	(26,870,688)	(142,196,194)
Global Balanced	34,688	—	—	(182,173)	—	2,278,364	2,130,879
Senior Secured Income	1,173,972	—	(1,362,528)	(21,588,537)	(795,155)	(333,688)	(22,905,936)
High Income	12,444	—	—	(31,248,793)	—	(3,750,418)	(34,986,767)
Total Return Income	47,727	—	—	(16,854,014)	—	(4,983,421)	(21,789,708)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, dividends payable, deemed dividend distributions, adjustments for partnerships, C-Corporation return of capital distributions, grantor trusts and dividend distributions from business development companies. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable, and change in estimate on interest only securities. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
Insider Income	$—
Enhanced Income	515,045
Global Balanced	—
Senior Secured Income	—
High Income	—
Total Return Income	—

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October Losses
Insider Income	$—
Enhanced Income	25,485,054
Global Balanced	—
Senior Secured Income	1,362,528
High Income	—
Total Return Income	—

At June 30, 2025, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non - Expiring			CLCF
	Short-Term	Long-Term	Total	Utilized
Insider Income	$4,402,246	$3,709,136	$8,111,382	$315,039
Enhanced Income	8,998,195	78,250,775	87,248,970	—
Global Balanced	106,408	75,765	182,173	—
Senior Secured Income	5,290,842	16,297,695	21,588,537	—
High Income	—	31,248,793	31,248,793	—
Total Return Income	—	16,854,014	16,854,014	963,269

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and distributions in excess resulted in reclassifications for the Funds for the fiscal year ended June 30, 2025 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Insider Income	$(2,006)	$2,006
Enhanced Income	—	—
Global Balanced	—	—
Senior Secured Income	—	—
High Income	—	—
Total Return Income	(523)	523

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

(6) LINE OF CREDIT

Currently, the Funds have a $200,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line has an interest rate of the Prime Rate with a maturity of January 21, 2026. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the year ended June 30, 2025, Insider Income, Senior Secured Income and Total Return Income did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Number of	Interest	Average	Borrowings
	Outstanding	Days Outstanding	Expense (1)	Interest Rate	6/30/2025
Enhanced Income	$355,074	1	$74	7.50%	$—
Global Balanced	53,678	6	67	7.50%	—
Total Return Income	175,036	4	146	7.50%	—

(1)	Includes only Interest Expense for the year ended June 30, 2025 and may not agree back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interest.

(7) SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The below table shows the collateral held by each Fund at the year ended June 30, 2025.

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral	Investment Income
High Income *	$—	$—	1.63%
Total Return Income*	2,932,761	3,029,214	4.87%

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrow er: (i) deliver cash or U.S. Government securities as collateral w ith respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrow er to replenish/reestablish 102% or 105%.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2025:

					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets & Liabilities	Financial Instruments (1)	Cash Collateral Received	Net Amount
Total Return Income
Assets Securities Loaned	US Bank	$2,932,761	$—	$2,932,761	$(2,932,761)	$—	$—

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral received.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

(8) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Insider	Enhanced		Senior Secured	Total Return
Owner	Income	Income	Global Balanced	Income	Income
Charles Schwab & Co.(1)	—	—	—	—	42%
LPL Financial (1)	37%	37%	—	25%	—
Raymond James (1)	—	—	35%	—	—
Wells Fargo (1)	—	—	—	—	40%

(1)	These owners are comprised of multiple investors and accounts.

(9) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. The Funds’ officers have determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Catalyst Insider Income Fund, Catalyst Enhanced Income Strategy Fund, Catalyst/MAP Global Balanced Fund, Catalyst/CIFC Senior Secured Income Fund, Catalyst/SMH High Income Fund, and

Catalyst/SMH Total Return Income Fund and

Board of Trustees of Mutual Fund Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Catalyst Insider Income Fund, Catalyst Enhanced Income Strategy Fund, Catalyst/MAP Global Balanced Fund, Catalyst/CIFC Senior Secured Income Fund, Catalyst/SMH High Income Fund, and Catalyst/SMH Total Return Income Fund (the “Funds”), each a series of Mutual Fund Series Trust, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodians, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

August 29, 2025

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited)

June 30, 2025

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

This information is included as part of the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Consideration and Renewal of the Advisory Agreement between Catalyst Capital Advisors, LLC and Mutual Fund Series Trust with respect to Catalyst Systematic Alpha Fund, Catalyst/Warrington Strategic Program Fund, Catalyst Buffered Shield Fund, Catalyst/Millburn Hedge Strategy Fund, Catalyst Nasdaq-100 Hedged Equity Fund, Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst/MAP Global Balanced Fund, Catalyst/Lyons Tactical Allocation Fund, Catalyst Dynamic Alpha Fund, Catalyst Insider Income Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/CIFC Senior Secured Income Fund, Catalyst Enhanced Income Strategy Fund and Catalyst/Aspect Enhanced Multi-Asset Fund

In connection with a meeting held on May 14, 15, and 28, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the advisory agreement (the “Catalyst Agreement”) between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”) with respect to Catalyst Systematic Alpha Fund (“Catalyst SA”), Catalyst/Warrington Strategic Program Fund (“Warrington SP”), Catalyst Buffered Shield Fund (“Catalyst Shield”), Catalyst/Millburn Hedge Strategy Fund (“Millburn HS”), Catalyst Nasdaq-100 Hedged Equity Fund (“Catalyst HE”), Catalyst Insider Buying Fund (“Catalyst IB”), Catalyst Energy Infrastructure Fund (“Catalyst Energy”), Catalyst/MAP Global Equity Fund (“MAP Global Equity”), Catalyst/MAP Global Balanced Fund (“MAP Global Balanced”), Catalyst/Lyons Tactical Allocation Fund (“Lyons TA”), Catalyst Dynamic Alpha Fund, (“Catalyst DA”), Catalyst Insider Income Fund (“Catalyst Insider”), Catalyst/SMH High Income Fund (“SMH High Income”), Catalyst/SMH Total Return Income Fund (“SMH Total Return”), Catalyst/CIFC Senior Secured Income Fund (“CIFC SSI”) Catalyst Enhanced Income Strategy Fund (“Catalyst EIS”) and Catalyst/Aspect Enhanced Multi-Asset Fund (“Aspect EMA”) (collectively, the “Catalyst Funds”).

The Board examined Catalyst’s responses to a series of questions regarding, among other things, its advisory services provided to the Catalyst Renewal Funds, comparative fee and expense information, and profitability from advising the Catalyst Renewal Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Catalyst Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Catalyst Agreement.

Nature, Extent and Quality of Services: The Board discussed Catalyst’s key personnel who service the Catalyst Funds and noted that it was familiar with the strong level of service Catalyst provided. The Board considered that Catalyst provided oversight of the sub-advisers for the Catalyst Funds, oversaw each sub-adviser’s compliance and risk management programs, and analyzed and reviewed portfolio risks. The Board acknowledged that Catalyst served as Rule 2a-5 valuation designee for the Catalyst Funds and continuously monitored liquidity requirements to ensure compliance with Rule 22e-4. The Board noted that Catalyst coordinated with third-party service providers on matters related to fund management, administration, and accounting. The Board recognized that Catalyst also provided, valuation support, management of the derivatives risk management program, proxy voting and reporting, and other critical operational and regulatory functions. The Board discussed Catalyst’s compliance program and agreed that it was appropriately focused on risk management. The Board concluded that Catalyst provided quality, comprehensive services to the Catalyst Funds.

Performance. The Board reviewed the performance for each Catalyst Fund in relation to its peer group, Morningstar category and benchmark index.

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ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

Catalyst SA: The Board observed that the Fund underperformed all benchmarks for the 1-year period but outperformed the Multi-strategy Morningstar category for the 3 - and 5-year periods and outperformed the peer group average for the 5-year period. The Board noted that the Fund was designed to minimize losses in bearish market periods but utilized equities positions to attempt to participate in bull markets. The Board recognized that the since inception performance numbers contained the performance data from the prior strategy which was significantly different than the current strategy.

Warrington SP: The Board noted that Warrington SP underperformed the peer group, Morningstar category and S&P 500 TR Index (the “S&P 500”) for the 1-year and 3-year periods. The Board recognized that the Fund underperformed all benchmarks for the 5-year and 10-year periods, but that the Fund changed investment strategies in April 2020 and thus not all periods were equally relevant. The Board noted that Catalyst explained that the Fund was an absolute return fund and performed as expected based on the portfolio risk/return profile. The Board observed that Catalyst noted that the Fund utilized a more options focused approach than the peer group funds and did not hold long equity positions like peer group funds did.

Catalyst Shield: The Board observed that the Fund outperformed the peer group and Morningstar category averages for the 1-year period but trailed the benchmark index. The Board noted the Fund underperformed all of the benchmarks for the 3-and 5-year periods but outperformed the peer group and Morningstar category for the 10-year period. The Board recognized that Catalyst explained the Fund’s recent underperformance was due to losses in the collateral used in the portfolio.

Millburn HS: The Board observed that the Fund outperformed its peer group average, the Systematic Trend Morningstar category, and Credit Suisse MF Hedge Fund Index for the 1-year period but underperformed the Macro Trading and Multi-strategy Morningstar categories, S&P 500, and BofA US 3-Month Treasury Bill TR Index. The Board noted that the Fund outperformed the peer group, all Morningstar categories, the Credit Suisse MF Hedge Fund Index, and BofA US 3-Month Treasury Bill TR Index for the 3-, 5-, and 10-year periods. The Board recognized that the Fund underperformed the S&P 500 for all periods, but that the Fund was not designed to track the S&P 500 because the portfolio was not fully allocated to equity securities.

Catalyst HE: The Board noted that the Fund underperformed all benchmarks for all time periods. The Board recognized that the Fund changed sub-advisers and investment strategy in October 2020 and thus the 1-year and 3 -year performance numbers were the most relevant. The Board observed that Catalyst explained that the Fund’s hedging strategy detracted from performance more than anticipated and that the Fund was not fully allocated to equity securities.

Catalyst IB: The Board observed that Catalyst IB outperformed the peer group for the 1-year period and both the peer group and Morningstar categories for the 3-year period. The Board noted that the Fund underperformed both the peer group and Morningstar category for the 5- and 10-year periods and trailed the S&P 500 for all time periods. The Board recognized that Catalyst explained this underperformance was due to Catalyst IB’s defensive positioning in March and April 2020 which resulted in the Fund missing the equity market rally. The Board noted that Catalyst explained security selection resulted in the short-term underperformance and that the investment strategy lagged the S&P 500 because, in general, executives had not purchased company stock in the top performing equity securities.

Catalyst Energy: The Board observed that the Fund outperformed the peer group, Morningstar category, and Solactive MLP Infrastructure Index for all time periods. The Board noted the Fund outperformed the S&P 500 for the 1-, 3-, and 5-year periods but trailed for the 10-year period.

MAP Global Equity: The Board noted that the Fund underperformed all benchmarks for the 1-, 3-, and 5-year periods but outperformed the peer group for the 10-year period. The Board observed that Catalyst explained the 3-year and 5-year underperformance was due to the Fund’s overweight position in Consumer Staples and underweight position in the Information Technology sector.

MAP Global Balanced: The Board noted that the Fund underperformed all benchmarks for all time periods. The Board observed that Catalyst commented that recent underperformance could be attributed to gains in the Health Care, Utilities, and Consumer Staples sectors were offset by the Fund’s lack of exposure to the “magnificent 7” securities. The Board noted that Catalyst added that the underperformance in the 3-year period was due to the Fund being overweight in the Consumer Staples sector and underweight in the Information Technology and Financials sectors.

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

Lyons TA: The Board commented that Lyons TA underperformed all benchmarks for the 1 -, and 3-year periods but outperformed the peer group and Morningstar category for the 5- and 10-year periods. The Board noted that the Fund trailed the Lipper Flexible Portfolio Funds Index and S&P 500 for the 5 - and 10-year periods. The Board recognized that Catalyst explained that the underperformance for the 3-year and 10-year periods was due to the Fund’s defensive positioning in 2019 and the period 2022 through 2023.

Catalyst DA: The Board discussed that the Fund underperformed all benchmarks for all time periods. The Board observed that Catalyst explained that the underperformance was caused by the Fund’s focus on small and mid-cap securities which have trailed the performance of large cap securities for an extended period of time.

Catalyst Insider: The Board commented that the Fund outperformed the peer group, the Short-Term Morningstar category, the Bloomberg US Government/Credit 1-3 Year TR Index and Bloomberg U.S. Aggregate Bond Index for the 1-year period but underperformed the High Yield Bond Morningstar category for the 1-year period. The Board noted that the Fund outperformed the Bloomberg US Government/Credit 1-3 Year TR Index and Bloomberg U.S. Aggregate Bond Index for all time periods. The Board noted that the Fund outperformed the Short-Term Bond Morningstar category for the 3-, 5-, 10-year periods but underperformed the High Yield Bond Morningstar category and the peer group for the 3-, 5-, 10-year periods. The Board noted that Fund utilized both short-term and high yield bond categories, which led to the outperformance of most benchmarks. The Board observed that Catalyst noted that the Fund underperformed the High Yield Bond Morningstar category and the peer group because the Fund was not fully invested in high yield bonds.

SMH High Income: The Board observed that the Fund outperformed all benchmarks for the 1-year, 3-year, and 5-year periods but slightly underperformed the peer group average, High Yield Bond Morningstar category, and BofA Merrill Lynch US Cash Pay High Yield Index for the 10 -year period. The Board observed that Catalyst explained that the 10-year underperformance included commodity exposure during 2014 and 2015 but that since that time, the strategy had performed well.

SMH Total Return: The Board discussed that SMH Total Return outperformed the peer group, Morningstar category, and BofA Merrill Lynch US Cash Pay High Yield Index for all time periods but underperformed the S&P 500 for all time periods. The Board discussed that Catalyst noted that the Fund was total return focused and thus most of the top performing stocks in the S&P 500 were ineligible for inclusion in the Fund’s portfolio.

CIFC SSI: The Board commented that CIFC SSI outperformed all benchmarks for the 1-, and 10-year periods. The Board noted that the Fund outperformed the peer group, Bank Loan Morningstar category and Bloomberg U.S. Aggregate Bond Index for the 3-year and 5-year periods but slightly trailed the S&P LSTA US Leveraged Loan 100 Index over the same periods. The Board noted that CIFC SSI changed sub-advisers in 2018 and thus the 1-, 3- and 5-year periods were the most relevant.

Catalyst EIS: The Board commented that the Fund outperformed the Bloomberg US Aggregate Bond TR Index and Bloomberg MBS Index for the 5-year and since inception periods and outperformed the peer group, Nontraditional Bond and Multisector Bond Morningstar categories for the since inception period. The Board noted that Catalyst EIS trailed the peer group and both Morningstar categories for the 1-, 3-, and 5-year periods. The Board recognized that Catalyst explained that the Fund has had significant outflows in recent years and was forced to sell portfolio positions in order to meet redemptions.

Aspect EMA: The Board observed that the Fund outperformed the peer group, Systematic Trend Morningstar category, and Credit Suisse MF Hedge Fund Index for the 1-year period but trailed the Macro Trading and Mult strategy Morningstar categories, S&P 500, and ICE BofA 3 Month U.S. Treasury Bill Index for the 1-year period. The Board noted that the Fund outperformed all benchmarks except for the S&P 500 since inception. The Board recognized that Catalyst noted that none of the Morningstar categories provide an accurate representation of the Fund, given its investment strategy and that the Fund was most closely related to a blend of all three categories. The Board noted that Catalyst explained that the Fund’s portfolio was only partially allocated to investment in equity securities and thus was not able to keep up with gains in the S&P 500.

After further discussion, the Board concluded that the performance of each Catalyst Fund was acceptable.

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

Fees and Expenses: The Board discussed the advisory fee paid by each of the Catalyst Funds and compared it to the fees charged to the peer group funds, and the funds in each of the Catalyst Funds’ Morningstar category. The Board reviewed the expense limitation agreements in place with respect to the Catalyst Funds and discussed that Catalyst intended to renew each of those agreements with the exception of Milburn HS, which did not have an expense limitation agreement in place. The Board discussed the allocation of fees between Catalyst and the various sub-advisers, based on the sub-advisory fees paid to the sub-advisers for the applicable Catalyst Funds by Catalyst, in comparison to the level of service provided by Catalyst and each sub-adviser. The Board noted that the agreement between Catalyst and each sub-adviser was the product of an arm’s length negotiation.

Catalyst SA: The Board noted that the advisory fee was above the peer group and Morningstar category median and averages but within the range for each. The Board added that the net expense ratio was slightly above the median for the peer group and Morningstar category but below the average and well below the highs for each.

Warrington SP: The Board recognized that the advisory fee was above the median and average fee for both the peer group and Morningstar category and was tied with the highest fee for both. The Board added that the net expense ratio was also above the median and average for the peer group and Morningstar category but was below the respective high for each. The Board acknowledged that Catalyst explained that Warrington SP’s investment strategy was unique and more complex than those of the peer group funds.

Catalyst Shield: The Board observed that the advisory fee of 1.25% was above the median and average for both the peer group and Morningstar category, but below the high of 1.75% for each. The Board commented that the Fund’s net expense ratio of 1.33% was above the median and average for the peer group and Morningstar category but was significantly lower than the high of 2.49% for each.

Millburn HS: The Board observed that the advisory fee was above the peer group and Morningstar categories median and averages but was within the range of the peer group, Multi-strategy category and Systematic Trend Morningstar categories. The Board added that the advisory fee was for the same as the highest fee in the Macro Trading category. The Board noted that Catalyst explained the Fund did completely fit into any of the three Morningstar categories and observed that the net expense ratio was well below the highs for the Multi-strategy and Systematic Trend categories and equaled the high in the Macro Trading category. The Board added that the net expense ratio was also above the peer group median but below the peer group average and significantly lower than the highest in the peer group.

Catalyst HE: The Board observed that the advisory fee of 1.25% was above the median and average fee for the peer group, Derivative Income Morningstar category and Equity hedged Morningstar category. The Board noted that the advisory fee equaled the high in the Derivative income category but was within the range for both the peer group and Equity Hedged category. The Board noted, the net expense ratio was above the median and average for the peer group and Morningstar categories but within the range for each.

Catalyst IB: The Board noted that the advisory fee was slightly above the peer group and Morningstar category median and average but was within the range for both. The Board noted that the net expense ratio was above the highest in the peer group and above the median and average for the Morningstar category but within the range.

Catalyst Energy: The Board noted that the advisory fee equaled the high for both the peer group and Morningstar category. The Board discussed that the net expense ratio was higher than the median for the peer group and Morningstar but below the average for both.

MAP Global Equity: The Board observed that the advisory fee was tied for the high for both the peer group and Morningstar category. The Board noted that the net expense ratio was slightly above the median and average net expense ratio for the peer group and Morningstar category but within the range for both.

MAP Global Balanced: The Board noted that the advisory fee of 1.00% was tied for the high with the peer group and above the median and average for the Morningstar category, but below the high. The Board discussed that the net expense ratio

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

was slightly above the Morningstar category median and average but within the range and equaled the median for the peer group and was lower than the peer group average.

Lyons TA: The Board observed that the Fund’s advisory fee was above the peer group and Morningstar median and average and equaled the high for the peer group but was within the range for the Morningstar category. The Board noted that the net expense ratio was below the median and average for both peer group and Morningstar category.

Catalyst DA: The Board discussed that the advisory fee of 1.00% equaled the peer group median and was slightly above the average but within the peer group range. The Board noted that the advisory fee was above the median and average for the Morningstar category but also within the range. The Board observed that the net expense ratio of 1.13% was above the median and average for both the peer group and Morningstar category but well below the highs for each.

Catalyst Insider: The Board recognized that the advisory fee was slightly above the peer group median and in line with the peer group average but was higher than the median and average fees for both Morningstar categories. The Board noted that the advisory fee was well within the range for the peer group and both Morningstar categories. The Board added that the net expense ratio was above the median and average for the Short-Term Bond category and slightly above the median and average for the High Yield Bond category but was below the median and average for the peer group and within the range for all three benchmarks.

SMH High Income: The Board recognized that the advisory fee of 1.00% was above the median and average for the peer group and Morningstar category but was well below the highs for each. The board noted that the net expense ratio was above the median and average but within the range for both the peer group and Morningstar category.

SMH Total Return: The Board observed that the advisory fee was above the peer group and Morningstar category median and average but within the range for both. The Board discussed that the net expense ratio was above the median and average for the peer group but within the range and tied with the highest net expense ratio in the Morningstar category.

CIFC SSI: The Board discussed that the advisory fee of 1.00% was greater than the high for the peer group and above the median and average for the Morningstar category but within the range. The Board noted that the net expense ratio of 0.92% was lower than the peer group average, comparable to the Morningstar category average, and significantly less than the highs for each. The Board noted that the Fund was actively managed, and that Catalyst explained the Fund invested in bank loans as well as asset-backed securities which required additional research and expertise. The Board acknowledged that with the expense limitation in place, the advisory fee earned by Catalyst in the prior year was 0.67%.

Catalyst EIS: The Board noted that the advisory fee of 1.50% was above the high for the peer group but tied with the high for the Multisector Bond category and below the high for the Non-traditional Bond category. The Board discussed that with the expense limitation in place, the net advisory fee earned by Catalyst for the prior year was 1.20% which was within the range of the peer group and both Morningstar categories. The Board noted that the net expense ratio was below the median for the peer group and slightly above the average but within the range and was above both Morningstar categories’ median and averages but with the range for each.

Aspect EMA: The Board discussed that the advisory fee was above the median and average for the peer group and all three Morningstar categories but was below the high for the peer group, Multi-strategy category, and Systematic Trend category and in line with the high for the Macro Trading category. The Board noted that the net expense ratio was above the high for the peer group and Macro Trading category but well below the highs for the Multi-strategy and Systematic Trend categories.

The Board concluded that based on the complexity of some of the Funds and the services provided to each of the Funds by the adviser that the advisory fee paid by each of the Catalyst Funds to Catalyst was not unreasonable.

Profitability. The Board reviewed the financial information provided by Catalyst and discussed Catalyst’s profitability from the services provided to each of the Catalyst Funds. The Board acknowledged that Catalyst received soft dollar benefits. The Board observed that Catalyst operated MAP Global Balanced at a loss and therefore excessive profitability was not an issue. The Board reviewed the other Catalyst Funds, noting that Catalyst generated differing levels of profits for each. The Board

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

discussed the level of profit of each Catalyst Fund in both actual dollars and as a percentage of revenue. After further discussion, the Board agreed that the profits Catalyst earned for advising each of the Catalyst Funds was not excessive.

Economies of Scale. The Board noted that the advisory agreement with Catalyst did not include breakpoints to reduce the fee rate based on certain levels of assets. The Board recognized that the shareholders of the Catalyst Funds benefited from expense limitation agreements in place as almost all of the Funds were operating at the expense cap. The Board discussed the additional benefits to shareholders if the Catalyst Funds reached asset levels that provide material economies of scale and agreed that the Catalyst Funds had likely not reached such levels at this point. The Board agreed that it would revisit breakpoints at the next renewal of the Catalyst Agreement.

Conclusion. Having requested and received such information from Catalyst as the Board believed to be reasonably necessary to evaluate the terms of the Catalyst Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Catalyst Agreement was in the best interests of each Catalyst Fund and its respective shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Wynkoop LLC with respect to Catalyst Enhanced Income Strategy Fund

In connection with a meeting held on May 14, 15, and 28, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Wynkoop Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Wynkoop LLC (“Wynkoop”) with respect to Catalyst Enhanced Income Strategy Fund (“Catalyst EIS”).

The Board examined Wynkoop’s responses to a series of questions regarding, among other things, its sub-advisory services provided to Catalyst EIS, comparative fee and expense information, and profitability from sub-advising Catalyst EIS. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Wynkoop Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Wynkoop Agreement.

Nature, Extent, and Quality of Services. The Board noted that there were no changes in the key personnel that serviced Catalyst EIS. The Board discussed that Wynkoop reviewed and analyzed street research but made investment decisions based on its understanding of prevailing market conditions and the availability of investments as informed by its research. The Board noted that Wynkoop monitored trading activity daily and reviewed credit and investment limitations on an ongoing basis. The Board discussed that Wynkoop reviewed its pre-trade checklist quarterly and maintained a compliance calendar which included employee acknowledgement of compliance policies and procedures. The Board observed that there had been no material litigation, regulatory examination, or cybersecurity incidents since the most recent renewal of the Wynkoop Agreement. The Board concluded that the services provided by Wynkoop were satisfactory.

Performance. The Board commented that Catalyst EIS outperformed the Bloomberg US Aggregate Bond TR Index and Bloomberg MBS Index for the 5-year and since inception periods and outperformed the peer group, Nontraditional Bond and Multisector Bond Morningstar categories for the since inception period. The Board noted that Catalyst EIS trailed the peer group and both Morningstar categories for the 1-, 3-, and 5-year periods. The Board recognized that Wynkoop explained that the Fund’s underperformance was due to significant outflows and the forced sale of portfolio positions in order to meet redemptions.

Fees and Expenses. The Board noted the advisory fee for Catalyst EIS was 1.50% and that Wynkoop received 50% of the Fund’s net advisory fee (after certain expenses). The Board commented that this was lower than the fees Wynkoop charged for similar accounts. The Board discussed the allocation of fees between the adviser and Wynkoop relative to their respective duties and other factors and agreed the allocation for Wynkoop Agreement was appropriate. The Board determined that the sub-advisory fee was not unreasonable.

Profitability. The Board noted that Wynkoop earned a reasonable profit from sub-advising Catalyst EIS and that such profits were used primarily to compensate owner personnel that provided services to Catalyst EIS. The Board concluded that excessive profitability was not an issue for Wynkoop at this time.

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

Economies of Scale. The Board considered whether Catalyst EIS had reached the size where Wynkoop benefited from economies of scale. The Board acknowledged economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board determined that, based on the current size of Catalyst EIS, it was unlikely that Wynkoop benefitted from any meaningful economies of scale.

Conclusion. Having requested and received such information from Wynkoop as the Board believed to be reasonably necessary to evaluate the terms of the Wynkoop Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Wynkoop Agreement was in the best interests of Catalyst EIS and its shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Managed Asset Portfolios, LLC, with respect to Catalyst/MAP Global Equity Fund and Catalyst/MAP Global Balanced Fund

In connection with a meeting held on May 14, 15, and 28, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “MAP Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Managed Asset Portfolios, LLC (“MAP”) with respect to Catalyst/MAP Global Equity Fund (“MAP Global Equity”) and Catalyst/MAP Global Balanced Fund (“MAP Global Balanced”) (collectively, the “MAP Funds”).

The Board examined MAP’s responses to a series of questions regarding, among other things, its sub-advisory services provided to the MAP Funds, comparative fee and expense information, and profitability from sub-advising the MAP Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the MAP Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the MAP Agreement.

Nature, Extent and Quality of Services. The Board discussed the educational and professional experience for MAP’s key personnel and noted that there had not been any changes to the key personnel since the most recent renewal of the MAP Agreement. The Board noted that MAP provided research and analysis for each of the MAP Funds, made investment decisions, and managed each MAP Fund’s investment operations. The Board discussed MAP’s compliance program and noted that there were no material compliance issues since the last renewal. The Board remarked that MAP consistently monitored investments and internal controls to ensure that the MAP Funds remained in compliance with their investment restrictions and Trust requirements. The Board reviewed that MAP did not utilize AI in its investment making decisions and had no material litigation pending. The Board concluded that the services provided by MAP were in line with its expectations and could be expected to continue providing quality service to the MAP Funds and their shareholders.

Performance. The Board reviewed the performance of each MAP Fund relative to its benchmarks.

MAP Global Equity: The Board noted that MAP Global Equity underperformed all benchmarks for all time periods. The Board observed that MAP explained the 3-year and 5 -year underperformance was due to the Fund’s overweight position in Consumer Staples and underweight positioning in the Information Technology sector.

MAP Global Balanced: The Board noted that MAP Global Balanced underperformed all benchmarks for all time periods. The Board recognized that MAP explained that recent portfolio gains in the Health Care, Utilities, and Consumer Staples sectors were offset by the Fund’s lack of exposure to “magnificent 7” securities. The Board noted that MAP added that the underperformance in the 3-year period was due to the Fund being overweight in the Consumer Staples sector and underweight in the Information Technology and Financials sectors.

After discussion, the Board concluded that the performance of each MAP Fund was acceptable.

Fees and Expenses. The Board discussed that MAP received 50% from the adviser of each MAP Fund’s advisory fee of 1.00% (after certain expenses). The Board noted that this was lower than the fee MAP charged for other similar accounts. The Board reviewed the allocation of fees between the adviser and MAP relative to their respective duties and other factors and agreed the allocation for each MAP Fund was appropriate. The Board determined that the sub-advisory fee was not unreasonable.

Profitability. The Board discussed MAP’s profitability related to sub-advising the MAP Funds. The Board noted that MAP earned a reasonable profit from MAP Global Equity and operated MAP Global Balanced at a loss. After further discussion the Board agreed that MAP’s profitability from either MAP Fund was not excessive.

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

Economies of Scale. The Board discussed whether the MAP Funds had reached the size that MAP benefited from economies of scale. The Board acknowledged economies of scale were an issue primarily considered by the Board when evaluating the advisory agreement. The Board concluded that it was unlikely that MAP benefitted from material economies of scale from either of the MAP Funds.

Conclusion: Having requested and received information from MAP as the Board believed to be reasonably necessary to evaluate the terms of the sub -advisory agreement between Catalyst and MAP, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the sub-advisory agreement was in the best interests of each of the MAP Funds and their shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and CIFC Investment Management, LLC with respect to the Catalyst/CIFC Senior Secured Income Fund

In connection with a meeting held on May 14, 15, and 28, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “CIFC Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and CIFC Investment Management, LLC (“CIFC”) with respect to the Catalyst/CIFC Senior Secured Income Fund (“CIFC SSI”).

The Board examined CIFC’s responses to a series of questions regarding, among other things, its sub-advisory services provided to CIFC SSI, comparative fee and expense information, and profitability from sub-advising CIFC SSI. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the CIFC Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the CIFC Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel responsible for servicing CIFC SSI and noted that there were no changes since the prior renewal. The Board observed that CIFC provided investment research and portfolio management services to the Fund. The Board noted that CIFC utilized a combination of top-down and bottom-up analysis and considered both macro and industry trends, and issuer focused credit concerns. The Board discussed that CIFC monitored portfolio risk and reviewed the risk and performance reports for CIFC SSI on a daily basis to ensure compliance with Fund and Trust limitations. The Board noted that CIFC reported no material compliance issues, no litigation, and strengthened its cybersecurity program. After further discussion, the Board concluded that CIFC had the resources and ability to continue to provide high quality service to CIFC SSI.

Performance. The Board commented that CIFC SSI outperformed all benchmarks for the 1-year period. The Board noted that CIFC SSI outperformed the peer group, Bank Loan Morningstar category and Bloomberg U.S. Aggregate Bond Index for the 3-year and 5-year periods but slightly trailed the S&P LSTA US Leveraged Loan 100 Index over the same periods.

Fees and Expenses. The Board noted the advisory fee for CIFC SSI was 1.00% and that CIFC received 50% of the Fund’s net advisory fee (after certain expenses). The Board commented that this was in line with or lower than the fees CIFC charged for similar accounts. The Board discussed the allocation of fees between the adviser and CIFC relative to their respective duties and other factors and agreed the allocation for CIFC SSI was appropriate. The Board determined that the sub-advisory fee was not unreasonable.

Profitability. The Board noted that CIFC made a reasonable profit from sub-advising CIFC SSI. The Board observed CIFC allocated its expenses based on a percentage of the CIFC’s total AUM and total employee-related expenses allocated on a pro rata basis for investment advisory functions. The Board determined that excessive profitability was not an issue for CIFC.

Economies of Scale. The Board considered whether CIFC SSI had reached the size where CIFC would benefit from economies of scale. The Board acknowledged that this was generally an adviser issue and noted that it should be considered in terms of the advisory agreement and its potential impact on sub-adviser expenses. The Board noted that the Fund had increased in size but agreed that it was unlikely that CIFC benefited from any meaningful economies of scale.

Conclusion. Having requested and received such information from CIFC as the Board believed to be reasonably necessary to evaluate the terms of the CIFC Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the CIFC Agreement was in the best interests of CIFC SSI and its shareholders.

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and SMH Capital Advisors, Inc. with respect to Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund

In connection with a meeting held on May 14, 15, and 28, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub -advisory agreement (the “SMH Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and SMH Capital Advisors, Inc. (“SMH”) with respect to Catalyst/SMH High Income Fund (“SMH High Income”) and Catalyst/SMH Total Return Fund (“SMH Total Return”) (collectively, the “SMH Funds”).

The Board examined SMHCA’s responses to a series of questions regarding, among other things, its sub-advisory services provided to the SMH Funds, comparative fee and expense information, and profitability from sub-advising the SMH Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the SMH Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the SMH Agreement.

Nature, Extent and Quality of Services. The Board noted that were no changes in key personnel who serviced the SMH Funds since the most recent renewal of the SMH Agreement. The Board discussed that SMH provided advisory services, conducted research and analysis, and performed portfolio management services for the SMH Funds. The Board noted that SMH reviewed security pricing on a nightly basis and utilized trading and portfolio management software to review and ensure compliance with Fund limitations and other requirements. The Board noted that SMH reported no cyber security incidents, material litigation, or regulatory examinations. The Board concluded that the nature, extent and quality of services provided by SMH to the SMH Funds was satisfactory.

Performance. The Board reviewed the performance of each SMH Fund relative to its benchmarks.

SMH High Income: The Board observed that SMH High Income outperformed all benchmarks for the 1-year, 3 -year, and 5-year periods but slightly underperformed the peer group average, High Yield Bond Morningstar category, and BofA Merrill Lynch US Cash Pay High Yield Index for the 10-year period. The Board observed that the adviser explained that the 10-year underperformance included commodity exposure during 2014 and 2015 but that since that time, the strategy had performed well.

SMH Total Return: The Board discussed that SMH Total Return outperformed the peer group, Morningstar category, and BofA Merrill Lynch US Cash Pay High Yield Index for all time periods but underperformed the S&P 500 for all time periods. The Board discussed that the adviser noted that SMH Total Return was total return focused and thus most of the top performing stocks in the S&P 500 were ineligible for inclusion in its portfolio..

After discussion, the Board concluded that the performance of each SMH Fund was acceptable.

Fees and Expenses. The Board noted the advisory fee for each SMH Fund was 1.00% and that 50% of each SMH Fund’s net advisory fee (after certain expenses) was paid to SMH by the adviser. The Board commented that this was in line with or lower than the fees SMH charged for other similar accounts. The Board discussed the allocation of fees between the adviser and SMH relative to their respective duties and other factors and agreed the allocation for each SMH Fund was appropriate. The Board determined that the sub-advisory fee was not unreasonable.

Profitability. The Board discussed that SMH received a small profit from sub-advising each of the SMH Funds. The Board acknowledged that SMH’s expenses are based on the overall gross revenue from each SMH Fund compared to SMH’s total gross revenue. The Board agreed that SMH’s profitability from either SMH Fund was not excessive.

Economies of Scale. The Board discussed whether the SMH Funds had reached the size that SMH benefited from economies of scale. The Board acknowledged economies of scale were an issue primarily considered by the Board when evaluating the advisory agreement. The Board concluded that, based on the current size of each SMH Fund, it was unlikely that SMH was benefitting from economies of scale.

Conclusion. Having requested and received information from SMH as the Board believed to be reasonably necessary to evaluate the terms of the SMH Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the SMH Agreement was in the best interests of each of the SMH Funds and its respective shareholders.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

Michael Schoonover

By /s/ Michael Schoonover
Principal Executive Officer/President
Date: 9/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date: 9/3/2025

By /s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 9/3/2025